AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 70.6%
Affiliated Mutual Funds — 3.8%
AST ClearBridge Dividend Growth Portfolio*	1,280,924	$36,852,187
AST Emerging Markets Equity Portfolio*	2,805,465	26,876,357
AST High Yield Portfolio*	1,560,466	18,522,726
AST Small-Cap Growth Opportunities Portfolio*	363,280	9,957,513
AST Small-Cap Growth Portfolio*	115,420	8,492,623
AST Small-Cap Value Portfolio*	571,723	21,239,516
AST T. Rowe Price Natural Resources Portfolio*	481,989	14,194,566
AST Western Asset Emerging Markets Debt Portfolio*	1,251,416	14,604,019

Total Affiliated Mutual Funds (cost $129,845,405)(wd)		150,739,507
Common Stocks — 37.2%
Aerospace & Defense — 0.3%
Airbus SE (France)*	15,456	1,868,788
Curtiss-Wright Corp.	6,000	900,960
General Dynamics Corp.	3,800	916,484
L3Harris Technologies, Inc.	2,200	546,634
Lockheed Martin Corp.	1,300	573,820
Northrop Grumman Corp.	2,822	1,262,055
Raytheon Technologies Corp.	33,724	3,341,037
TransDigm Group, Inc.*	1,900	1,237,926
		10,647,704
Air Freight & Logistics — 0.3%
Deutsche Post AG (Germany)	64,812	3,097,184
DSV A/S (Denmark)	16,764	3,230,451
FedEx Corp.	5,600	1,295,784
United Parcel Service, Inc. (Class B Stock)	12,763	2,737,153
Yamato Holdings Co. Ltd. (Japan)	43,200	809,070
		11,169,642
Airlines — 0.0%
Copa Holdings SA (Panama) (Class A Stock)*	2,100	175,644
Auto Components — 0.2%
Aisin Corp. (Japan)	8,608	294,368
Aptiv PLC*	2,324	278,206
Autoliv, Inc. (Sweden)	1,642	125,514
BorgWarner, Inc.	3,999	155,561
Bridgestone Corp. (Japan)	19,800	766,164
Cie Generale des Etablissements Michelin SCA (France)	23,940	3,241,687
Continental AG (Germany)*	1,879	134,776
Denso Corp. (Japan)	3,681	234,595
Faurecia SE (France)	3,304	85,310
Koito Manufacturing Co. Ltd. (Japan)	2,966	119,436
Lear Corp.	1,008	143,731
Magna International, Inc. (Canada) (NYSE)	2,200	141,482
Magna International, Inc. (Canada) (XTSE)	2,998	192,472
	Shares	Value

Common Stocks (continued)
Auto Components (cont’d.)
Stanley Electric Co. Ltd. (Japan)	40,059	$756,563
Sumitomo Electric Industries Ltd. (Japan)	12,460	147,878
Valeo (France)	5,325	97,661
		6,915,404
Automobiles — 0.7%
Bayerische Motoren Werke AG (Germany)	31,861	2,745,487
BYD Co. Ltd. (China) (Class H Stock)	11,000	306,882
Ferrari NV (Italy)	12,740	2,761,532
Ford Motor Co.	81,300	1,374,783
Hero MotoCorp Ltd. (India)	4,918	148,518
Kia Corp. (South Korea)	4,544	275,057
Mahindra & Mahindra Ltd. (India)	32,208	341,903
Maruti Suzuki India Ltd. (India)	1,696	168,597
Mazda Motor Corp. (Japan)	22,900	168,317
Mercedes-Benz Group AG (Germany)	22,276	1,559,581
Suzuki Motor Corp. (Japan)	9,800	335,520
Tesla, Inc.*	12,203	13,149,953
Toyota Motor Corp. (Japan)	156,200	2,822,410
Volkswagen AG (Germany)	802	198,298
Yamaha Motor Co. Ltd. (Japan)	7,500	168,300
		26,525,138
Banks — 1.8%
ABN AMRO Bank NV (Netherlands), 144A, CVA	4,113	52,513
Absa Group Ltd. (South Africa)	28,709	372,157
Australia & New Zealand Banking Group Ltd. (Australia)	73,582	1,506,126
Banco Bilbao Vizcaya Argentaria SA (Spain)	68,921	393,051
Banco Santander SA (Spain)	636,909	2,166,528
Bank Hapoalim BM (Israel)	296,269	2,932,128
Bank Leumi Le-Israel BM (Israel)	317,498	3,437,211
Bank of America Corp.	67,394	2,777,981
Bank of China Ltd. (China) (Class H Stock)	582,000	233,210
Bank of Ireland Group PLC (Ireland)*	46,670	296,362
Barclays PLC (United Kingdom)	704,212	1,368,138
BNP Paribas SA (France)	61,686	3,520,003
CaixaBank SA (Spain)	44,660	151,122
China Construction Bank Corp. (China) (Class H Stock)	1,135,000	848,777
Citigroup, Inc.	19,800	1,057,320
Commerzbank AG (Germany)*	10,432	79,262
Commonwealth Bank of Australia (Australia)	7,545	593,101
Credit Agricole SA (France)	12,327	147,602
DBS Group Holdings Ltd. (Singapore)	221,300	5,810,487
DNB Bank ASA (Norway)	18,856	426,302
East West Bancorp, Inc.	1,746	137,969
Erste Group Bank AG (Austria)	24,638	896,580
Hana Financial Group, Inc. (South Korea)	11,276	451,529
HSBC Holdings PLC (United Kingdom)	95,273	653,124
A1

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Banks (cont’d.)
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	319,000	$195,195
ING Groep NV (Netherlands)	143,629	1,503,679
Intesa Sanpaolo SpA (Italy)	170,177	389,458
Israel Discount Bank Ltd. (Israel) (Class A Stock)	35,931	224,745
JPMorgan Chase & Co.	30,838	4,203,836
KB Financial Group, Inc. (South Korea)	7,812	392,118
KBC Group NV (Belgium)	5,468	392,957
KeyCorp	61,700	1,380,846
Lloyds Banking Group PLC (United Kingdom)	1,866,312	1,144,930
Mediobanca Banca di Credito Finanziario SpA (Italy)	251,879	2,554,180
Mitsubishi UFJ Financial Group, Inc. (Japan)	807,500	4,968,473
Mizuho Financial Group, Inc. (Japan)	57,600	732,272
National Australia Bank Ltd. (Australia)	118,740	2,818,709
NatWest Group PLC (United Kingdom)	1,288,221	3,630,926
NU Holdings Ltd. (Brazil) (Class A Stock)*(a)	192,189	1,483,699
Oversea-Chinese Banking Corp. Ltd. (Singapore)	90,500	821,523
PacWest Bancorp	1,520	65,558
Pinnacle Financial Partners, Inc.	9,102	838,112
PNC Financial Services Group, Inc. (The)	5,966	1,100,429
Popular, Inc. (Puerto Rico)	3,600	294,264
Regions Financial Corp.	7,900	175,854
Sberbank of Russia PJSC (Russia), ADR^	37,769	4
Signature Bank	3,500	1,027,215
Sumitomo Mitsui Financial Group, Inc. (Japan)	18,500	586,943
SVB Financial Group*	1,900	1,062,955
Tisco Financial Group PCL (Thailand)	224,600	677,361
Truist Financial Corp.	37,268	2,113,096
U.S. Bancorp	39,374	2,092,728
United Overseas Bank Ltd. (Singapore)	30,100	706,167
Webster Financial Corp.	7,500	420,900
Wells Fargo & Co.	85,186	4,128,113
Wintrust Financial Corp.	1,472	136,793
		72,572,621
Beverages — 0.4%
Ambev SA (Brazil)	80,900	263,717
Carlsberg A/S (Denmark) (Class B Stock)	2,668	326,922
Coca-Cola Co. (The)	73,334	4,546,708
Coca-Cola HBC AG (Italy)*	7,215	150,605
Diageo PLC (United Kingdom)	6,693	338,860
Diageo PLC (United Kingdom), ADR	4,024	817,435
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. (China) (Class A Stock)	7,100	150,288
Keurig Dr. Pepper, Inc.	24,316	921,576
Kirin Holdings Co. Ltd. (Japan)	37,100	554,396
PepsiCo, Inc.	19,255	3,222,902
	Shares	Value

Common Stocks (continued)
Beverages (cont’d.)
Pernod Ricard SA (France)	12,478	$2,739,393
Remy Cointreau SA (France)	7,162	1,473,880
Treasury Wine Estates Ltd. (Australia)	23,457	202,090
		15,708,772
Biotechnology — 0.4%
AbbVie, Inc.	32,624	5,288,677
Amgen, Inc.	900	217,638
Argenx SE (Netherlands), ADR*	6,082	1,917,715
Exelixis, Inc.*	10,000	226,700
Gilead Sciences, Inc.	10,100	600,445
Horizon Therapeutics PLC*	15,200	1,599,192
Moderna, Inc.*(a)	4,600	792,396
Regeneron Pharmaceuticals, Inc.*	1,604	1,120,266
Sarepta Therapeutics, Inc.*	9,800	765,576
United Therapeutics Corp.*	1,500	269,115
Vertex Pharmaceuticals, Inc.*	9,500	2,479,215
		15,276,935
Building Products — 0.2%
AGC, Inc. (Japan)	5,000	200,159
Armstrong World Industries, Inc.	6,600	594,066
Carlisle Cos., Inc.	6,300	1,549,296
Cie de Saint-Gobain (France)	56,250	3,345,685
Fortune Brands Home & Security, Inc.	5,800	430,824
Johnson Controls International PLC	13,395	878,310
Kingspan Group PLC (Ireland)	3,967	389,175
Lixil Corp. (Japan)	7,800	144,800
Trane Technologies PLC	1,968	300,514
Xinyi Glass Holdings Ltd. (Hong Kong)	250,000	599,564
		8,432,393
Capital Markets — 1.0%
3i Group PLC (United Kingdom)	176,840	3,217,594
abrdn PLC (United Kingdom)	152,544	428,264
Affiliated Managers Group, Inc.	1,300	183,235
Ameriprise Financial, Inc.	6,653	1,998,295
Ares Management Corp. (Class A Stock)	2,500	203,075
Bank of New York Mellon Corp. (The)	10,100	501,263
BlackRock, Inc.	300	229,251
Blackstone, Inc.	1,697	215,417
Carlyle Group, Inc. (The)	13,600	665,176
Cboe Global Markets, Inc.	9,600	1,098,432
CME Group, Inc.	2,000	475,720
Daiwa Securities Group, Inc. (Japan)	122,707	692,856
Goldman Sachs Group, Inc. (The)	9,716	3,207,252
Intercontinental Exchange, Inc.	11,500	1,519,380
Janus Henderson Group PLC	8,000	280,160
KKR & Co., Inc.	3,777	220,841
Macquarie Group Ltd. (Australia)	36,162	5,441,069
Moody’s Corp.	1,600	539,856
Morgan Stanley	17,997	1,572,938
MSCI, Inc.	1,800	905,184
Partners Group Holding AG (Switzerland)	610	756,387

A2

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Capital Markets (cont’d.)
Pinnacle Investment Management Group Ltd. (Australia)	29,694	$233,755
Raymond James Financial, Inc.	8,800	967,208
S&P Global, Inc.(a)	1,695	695,255
SBI Holdings, Inc. (Japan)	80,700	2,032,294
St. James’s Place PLC (United Kingdom)	8,822	167,012
State Street Corp.	18,000	1,568,160
Stifel Financial Corp.	15,300	1,038,870
UBS Group AG (Switzerland)	342,234	6,683,832
		37,738,031
Chemicals — 0.6%
Arkema SA (France)	1,554	185,783
Celanese Corp.	2,500	357,175
CF Industries Holdings, Inc.	9,700	999,682
Covestro AG (Germany), 144A	52,378	2,641,884
Dow, Inc.	9,215	587,180
DuPont de Nemours, Inc.	26,700	1,964,586
Eastman Chemical Co.	4,430	496,426
Givaudan SA (Switzerland)	377	1,555,599
Linde PLC (United Kingdom) (NYSE)	415	132,564
Linde PLC (United Kingdom) (SGMX)	2,508	800,956
Mitsubishi Chemical Holdings Corp. (Japan)	34,000	226,090
Mitsubishi Gas Chemical Co., Inc. (Japan)	9,600	162,430
Mitsui Chemicals, Inc. (Japan)	99,100	2,490,188
Nitto Denko Corp. (Japan)	11,600	831,821
PPG Industries, Inc.	2,150	281,801
Shin-Etsu Chemical Co. Ltd. (Japan)	9,300	1,418,532
Solvay SA (Belgium)	2,030	199,853
Sumitomo Chemical Co. Ltd. (Japan)	238,500	1,090,398
Symrise AG (Germany)	9,648	1,157,448
Tosoh Corp. (Japan)	114,700	1,694,756
Westlake Corp.	12,400	1,530,160
Yara International ASA (Brazil)	54,816	2,739,079
		23,544,391
Commercial Services & Supplies — 0.0%
Cintas Corp.	1,000	425,390
Clean Harbors, Inc.*	1,300	145,132
Copart, Inc.*	8,300	1,041,401
Waste Management, Inc.	1,100	174,350
		1,786,273
Communications Equipment — 0.2%
Arista Networks, Inc.*	7,700	1,070,146
Ciena Corp.*	1,199	72,695
Cisco Systems, Inc.	28,673	1,598,807
CommScope Holding Co., Inc.*	62,500	492,500
Nokia OYJ (Finland)*	276,902	1,522,921
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)(a)	235,486	2,146,394
Ubiquiti, Inc.(a)	900	262,044
		7,165,507
	Shares	Value

Common Stocks (continued)
Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	6,200	$167,068
AECOM	3,600	276,516
Eiffage SA (France)	2,288	234,868
Kajima Corp. (Japan)	99,600	1,210,502
Obayashi Corp. (Japan)	25,200	185,036
Skanska AB (Sweden) (Class B Stock)	31,468	703,096
Vinci SA (France)	14,274	1,462,212
		4,239,298
Construction Materials — 0.0%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	60,000	306,797
Eagle Materials, Inc.	9,300	1,193,748
HeidelbergCement AG (Germany)	3,787	215,165
Vulcan Materials Co.	813	149,348
		1,865,058
Consumer Finance — 0.1%
AEON Financial Service Co. Ltd. (Japan)	32,000	314,938
American Express Co.	7,500	1,402,500
Capital One Financial Corp.	16,269	2,135,957
Discover Financial Services	1,700	187,323
		4,040,718
Containers & Packaging — 0.1%
Berry Global Group, Inc.*	2,700	156,492
Crown Holdings, Inc.	6,933	867,249
Smurfit Kappa Group PLC (Ireland)	29,343	1,302,641
Transcontinental, Inc. (Canada) (Class A Stock)	37,209	519,971
Westrock Co.	12,600	592,578
		3,438,931
Distributors — 0.0%
LKQ Corp.	18,700	849,167
Diversified Consumer Services — 0.0%
IDP Education Ltd. (Australia)	7,812	182,965
Service Corp. International	8,275	544,660
		727,625
Diversified Financial Services — 0.2%
Apollo Global Management, Inc.	5,328	330,283
Berkshire Hathaway, Inc. (Class B Stock)*	19,400	6,846,454
Chailease Holding Co. Ltd. (Taiwan)	65,000	571,166
Equitable Holdings, Inc.	6,000	185,460
EXOR NV (Netherlands)	2,700	205,560
Industrivarden AB (Sweden) (Class C Stock)	6,100	170,372
Investor AB (Sweden) (Class A Stock)	13,140	306,736
Investor AB (Sweden) (Class B Stock)	47,500	1,034,939
		9,650,970
Diversified Telecommunication Services — 0.3%
AT&T, Inc.	31,200	737,256

A3

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Diversified Telecommunication Services (cont’d.)
Deutsche Telekom AG (Germany)	88,032	$1,648,545
Hellenic Telecommunications Organization SA (Greece)	27,077	489,922
Koninklijke KPN NV (Netherlands)	620,544	2,157,472
Nippon Telegraph & Telephone Corp. (Japan)	30,600	889,150
Spark New Zealand Ltd. (New Zealand)	48,940	155,182
Telefonica Deutschland Holding AG (Germany)	426,979	1,163,711
Telefonica SA (Spain)	141,006	682,252
Telkom Indonesia Persero Tbk PT (Indonesia)	1,971,800	626,932
Verizon Communications, Inc.	59,200	3,015,648
		11,566,070
Electric Utilities — 0.6%
Constellation Energy Corp.	4,499	253,069
Edison International	9,000	630,900
Electricite de France SA (France)(a)	74,056	696,764
Endesa SA (Spain)	86,429	1,882,290
Enel SpA (Italy)	343,728	2,295,652
Energisa SA (Brazil), UTS	63,900	655,367
Evergy, Inc.	2,700	184,518
Exelon Corp.	35,400	1,686,102
FirstEnergy Corp.	3,500	160,510
Fortum OYJ (Finland)	12,129	219,614
Hawaiian Electric Industries, Inc.	21,060	891,049
Iberdrola SA (Spain)	206,801	2,259,242
NextEra Energy, Inc.	16,781	1,421,518
NRG Energy, Inc.	4,400	168,784
PG&E Corp.*	33,600	401,184
Power Assets Holdings Ltd. (Hong Kong)	35,500	231,160
PPL Corp.	40,000	1,142,400
Red Electrica Corp. SA (Spain)	60,389	1,242,148
Southern Co. (The)	14,400	1,044,144
SSE PLC (United Kingdom)	149,817	3,437,298
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	81,112	754,380
Xcel Energy, Inc.	4,169	300,877
		21,958,970
Electrical Equipment — 0.3%
AMETEK, Inc.	12,000	1,598,160
Contemporary Amperex Technology Co. Ltd. (China) (Class A Stock)	22,991	1,836,491
Eaton Corp. PLC	5,093	772,914
Emerson Electric Co.	13,400	1,313,870
Hubbell, Inc.	5,200	955,604
Legrand SA (France)	5,151	489,616
Schneider Electric SE	22,215	3,729,915
		10,696,570
Electronic Equipment, Instruments & Components — 0.2%
Corning, Inc.	51,969	1,918,176
	Shares	Value

Common Stocks (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Hon Hai Precision Industry Co. Ltd. (Taiwan)	90,000	$331,572
Ibiden Co. Ltd. (Japan)	3,400	166,436
Jabil, Inc.	7,200	444,456
Keyence Corp. (Japan)	4,450	2,072,112
TD SYNNEX Corp.	8,200	846,322
Zebra Technologies Corp. (Class A Stock)*	2,400	992,880
		6,771,954
Energy Equipment & Services — 0.0%
Baker Hughes Co.	4,109	149,608
Halliburton Co.	29,200	1,105,804
Schlumberger NV	14,096	582,306
		1,837,718
Entertainment — 0.4%
Activision Blizzard, Inc.	14,400	1,153,584
DeNA Co. Ltd. (Japan)*	29,800	451,312
Electronic Arts, Inc.	2,400	303,624
GungHo Online Entertainment, Inc. (Japan)	31,200	663,903
Kingsoft Corp. Ltd. (China)	42,200	134,692
Konami Holdings Corp. (Japan)	2,853	179,910
NetEase, Inc. (China), ADR	6,555	587,918
Netflix, Inc.*	8,100	3,034,179
Nintendo Co. Ltd. (Japan)	9,200	4,631,904
Walt Disney Co. (The)*	24,800	3,401,568
World Wrestling Entertainment, Inc. (Class A Stock)	2,500	156,100
		14,698,694
Equity Real Estate Investment Trusts (REITs) — 8.6%
Acadia Realty Trust(a)	348,903	7,560,728
Alexandria Real Estate Equities, Inc.(a)	57,692	11,610,515
American Campus Communities, Inc.	6,561	367,219
American Homes 4 Rent (Class A Stock)	191,327	7,658,820
AvalonBay Communities, Inc.	7,739	1,922,135
Camden Property Trust	83,809	13,929,056
Community Healthcare Trust, Inc.	50,568	2,134,475
Cousins Properties, Inc.	3,381	136,221
CubeSmart	275,641	14,341,601
Dexus (Australia)	411,489	3,352,947
Digital Realty Trust, Inc.(a)	43,659	6,190,846
EPR Properties	202,988	11,105,474
Equinix, Inc.	16,660	12,355,389
Equity Residential	224,953	20,227,774
Essential Properties Realty Trust, Inc.	324,185	8,201,881
Essex Property Trust, Inc.	24,044	8,306,721
Extra Space Storage, Inc.	28,512	5,862,067
Federal Realty Investment Trust(a)	52,729	6,436,629
First Industrial Realty Trust, Inc.	118,351	7,327,110
Gaming & Leisure Properties, Inc.	151,364	7,103,513
Global Medical REIT, Inc.(a)	360,588	5,884,796
Goodman Group (Australia)	92,562	1,571,384
Highwoods Properties, Inc.	4,000	182,960

A4

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Host Hotels & Resorts, Inc.(a)	359,177	$6,978,809
Hudson Pacific Properties, Inc.	114,336	3,172,824
Invitation Homes, Inc.	138,971	5,583,855
Japan Real Estate Investment Corp. (Japan)	34	178,129
Kimco Realty Corp.	385,625	9,524,938
Kite Realty Group Trust	148,159	3,373,580
Lamar Advertising Co. (Class A Stock)	12,200	1,417,396
Life Storage, Inc.	92,196	12,947,084
Link REIT (Hong Kong)	146,000	1,243,796
Macerich Co. (The)(a)	449,199	7,025,472
NETSTREIT Corp.(a)	409,292	9,184,513
Park Hotels & Resorts, Inc.	376,646	7,355,896
Prologis, Inc.	191,189	30,873,200
Public Storage	23,784	9,282,420
Realty Income Corp.	26,497	1,836,242
Rexford Industrial Realty, Inc.	218,135	16,270,690
SBA Communications Corp.	4,921	1,693,316
Simon Property Group, Inc.	97,569	12,836,178
SL Green Realty Corp.(a)	18,986	1,541,283
Stockland (Australia)	795,020	2,515,170
Sun Communities, Inc.(a)	13,842	2,426,364
VICI Properties, Inc.	24,300	691,578
Welltower, Inc.(a)	270,193	25,976,355
Weyerhaeuser Co.	37,900	1,436,410
		339,135,759
Food & Staples Retailing — 0.5%
Albertson’s Cos., Inc. (Class A Stock)(a)	26,700	887,775
BIM Birlesik Magazalar A/S (Turkey)	51,208	295,218
Carrefour SA (France)	15,546	336,749
Coles Group Ltd. (Australia)	35,262	471,035
Costco Wholesale Corp.	5,600	3,224,760
Endeavour Group Ltd. (Australia)	33,528	181,804
J Sainsbury PLC (United Kingdom)	47,980	159,313
Jeronimo Martins SGPS SA (Portugal)	7,480	179,454
Kesko OYJ (Finland) (Class B Stock)	7,506	206,518
Koninklijke Ahold Delhaize NV (Netherlands)	125,364	4,023,836
Kroger Co. (The)	4,600	263,902
Loblaw Cos. Ltd. (Canada)	8,196	735,453
Seven & i Holdings Co. Ltd. (Japan)	6,000	285,327
Sugi Holdings Co. Ltd. (Japan)	3,300	163,547
Sysco Corp.(a)	4,029	328,968
Tesco PLC (United Kingdom)	757,206	2,740,854
Walgreens Boots Alliance, Inc.	16,200	725,274
Wal-Mart de Mexico SAB de CV (Mexico)	117,001	479,475
Walmart, Inc.	16,022	2,385,996
Woolworths Group Ltd. (Australia)	23,947	665,469
		18,740,727
Food Products — 0.6%
Archer-Daniels-Midland Co.	15,900	1,435,134
Bunge Ltd.	4,600	509,726
	Shares	Value

Common Stocks (continued)
Food Products (cont’d.)
Gruma SAB de CV (Mexico) (Class B Stock)	22,035	$276,285
Hershey Co. (The)	4,391	951,222
Inghams Group Ltd. (Australia)	120,397	274,802
Inner Mongolia Yili Industrial Group Co. Ltd. (China) (Class A Stock)	52,800	305,222
JBS SA	45,501	358,289
Kraft Heinz Co. (The)	34,800	1,370,772
Lamb Weston Holdings, Inc.	3,104	185,961
Nestle SA (Switzerland)	80,632	10,469,008
Orkla ASA (Norway)	156,291	1,387,913
Pilgrim’s Pride Corp.*	6,800	170,680
Tyson Foods, Inc. (Class A Stock)	20,700	1,855,341
Viscofan SA (Spain)	2,654	157,747
WH Group Ltd. (Hong Kong), 144A	230,000	144,440
Wilmar International Ltd. (China)	885,700	3,069,783
		22,922,325
Gas Utilities — 0.0%
Atmos Energy Corp.	5,400	645,246
Enagas SA (Spain)	8,526	189,342
Osaka Gas Co. Ltd. (Japan)	9,600	164,456
Snam SpA (Italy)	52,259	301,346
UGI Corp.	11,800	427,396
		1,727,786
Health Care Equipment & Supplies — 0.6%
Abbott Laboratories	36,838	4,360,146
Alcon, Inc. (Switzerland)	26,256	2,079,800
Baxter International, Inc.	13,200	1,023,528
Boston Scientific Corp.*	62,838	2,783,095
Edwards Lifesciences Corp.*	17,800	2,095,416
Envista Holdings Corp.*	4,484	218,416
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	24,052	404,388
Getinge AB (Sweden) (Class B Stock)	6,264	250,250
Hologic, Inc.*	19,400	1,490,308
Intuitive Surgical, Inc.*	1,039	313,445
Medtronic PLC	21,700	2,407,615
Menicon Co. Ltd. (Japan)	40,039	957,611
Olympus Corp. (Japan)	8,600	163,750
Sonova Holding AG (Switzerland)	3,036	1,263,212
STERIS PLC	604	146,029
Straumann Holding AG (Switzerland)	1,699	2,712,647
Stryker Corp.	2,619	700,190
		23,369,846
Health Care Providers & Services — 0.6%
Amplifon SpA (Italy)	26,778	1,192,149
Anthem, Inc.	5,000	2,456,100
Centene Corp.*	16,260	1,368,929
Cigna Corp.	6,055	1,450,839
CVS Health Corp.	27,300	2,763,033
Fresenius SE & Co. KGaA (Germany)	13,389	491,935
HCA Healthcare, Inc.	600	150,372
Laboratory Corp. of America Holdings*	1,064	280,534
McKesson Corp.	4,300	1,316,359

A5

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Health Care Providers & Services (cont’d.)
Medipal Holdings Corp. (Japan)	115,500	$1,899,943
Molina Healthcare, Inc.*	4,552	1,518,502
Sonic Healthcare Ltd. (Australia)	142,468	3,768,021
UnitedHealth Group, Inc.	10,812	5,513,796
		24,170,512
Health Care Technology — 0.0%
Definitive Healthcare Corp.*	2,841	70,031
Veeva Systems, Inc. (Class A Stock)*	1,900	403,674
		473,705
Hotels, Restaurants & Leisure — 0.7%
Accor SA (France)*	5,045	161,811
Aristocrat Leisure Ltd. (Australia)	25,445	689,286
Basic-Fit NV (Netherlands), 144A*	1,446	64,465
Booking Holdings, Inc.*	530	1,244,679
Choice Hotels International, Inc.	1,076	152,534
Churchill Downs, Inc.	1,200	266,136
Compass Group PLC (United Kingdom)	128,239	2,760,212
Evolution AB (Sweden), 144A	11,439	1,176,996
Greggs PLC (United Kingdom)	14,918	478,057
Hilton Grand Vacations, Inc.*	2,279	118,531
Hilton Worldwide Holdings, Inc.*	17,190	2,608,411
Hyatt Hotels Corp. (Class A Stock)*	2,118	202,163
InterContinental Hotels Group PLC (United Kingdom)	13,347	905,622
La Francaise des Jeux SAEM (France), 144A	12,647	501,904
Las Vegas Sands Corp.*	35,000	1,360,450
Marriott International, Inc. (Class A Stock)*	8,356	1,468,567
Marriott Vacations Worldwide Corp.	818	128,999
McDonald’s Corp.	16,389	4,052,672
McDonald’s Holdings Co. Japan Ltd. (Japan)	34,240	1,424,316
Melia Hotels International SA (Spain)*	4,233	31,701
MGM Resorts International	10,026	420,490
Oriental Land Co. Ltd. (Japan)	2,000	383,017
Planet Fitness, Inc. (Class A Stock)*	5,600	473,088
Sodexo SA (France)	2,398	195,059
Starbucks Corp.	19,100	1,737,527
Tabcorp Holdings Ltd. (Australia)	247,102	981,594
Whitbread PLC (United Kingdom)*	3,917	145,991
Wyndham Hotels & Resorts, Inc.	14,156	1,198,872
Yum China Holdings, Inc. (China)(a)	7,047	292,732
Yum! Brands, Inc.	627	74,318
		25,700,200
Household Durables — 0.2%
Barratt Developments PLC (United Kingdom)	20,664	141,189
Berkeley Group Holdings PLC (United Kingdom)*	3,080	151,125
D.R. Horton, Inc.	3,994	297,593
Electrolux AB (Sweden) (Class B Stock)	8,715	131,849
	Shares	Value

Common Stocks (continued)
Household Durables (cont’d.)
Iida Group Holdings Co. Ltd. (Japan)	8,800	$151,856
Lennar Corp. (Class A Stock)	11,300	917,221
PulteGroup, Inc.	5,200	217,880
Sekisui Chemical Co. Ltd. (Japan)	10,000	143,215
Sony Group Corp. (Japan)	32,100	3,305,217
Toll Brothers, Inc.	19,303	907,627
		6,364,772
Household Products — 0.2%
Essity AB (Sweden) (Class B Stock)	16,956	400,092
Henkel AG & Co. KGaA (Germany)	2,661	175,561
Procter & Gamble Co. (The)	36,391	5,560,545
		6,136,198
Independent Power & Renewable Electricity Producers — 0.0%
AES Corp. (The)	52,600	1,353,398
Industrial Conglomerates — 0.2%
CK Hutchison Holdings Ltd. (United Kingdom)	68,000	498,090
DCC PLC (United Kingdom)	17,131	1,336,492
Hitachi Ltd. (Japan)	17,200	862,422
Honeywell International, Inc.	12,400	2,412,792
Jardine Matheson Holdings Ltd. (Hong Kong)	9,100	499,035
Lifco AB (Sweden) (Class B Stock)	7,920	201,447
Roper Technologies, Inc.	3,500	1,652,805
Siemens AG (Germany)	14,474	1,995,690
Smiths Group PLC (United Kingdom)	9,177	174,707
		9,633,480
Insurance — 1.0%
Admiral Group PLC (United Kingdom)	10,452	351,618
Aflac, Inc.	2,300	148,097
Ageas SA/NV (Belgium)	4,602	232,096
AIA Group Ltd. (Hong Kong)	48,400	505,311
Alleghany Corp.*	248	210,056
Allianz SE (Germany)	18,426	4,390,659
American International Group, Inc.	29,500	1,851,715
Aon PLC (Class A Stock)	1,300	423,319
Arch Capital Group Ltd.*	33,800	1,636,596
AXA SA (France)	51,308	1,499,377
Axis Capital Holdings Ltd.	3,429	207,352
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	283,000	683,258
Chubb Ltd.	13,222	2,828,186
Fairfax Financial Holdings Ltd. (Canada)	2,205	1,202,957
Gjensidige Forsikring ASA (Norway)	17,758	440,375
iA Financial Corp., Inc. (Canada)	5,572	338,781
Japan Post Holdings Co. Ltd. (Japan)	64,700	474,347
Japan Post Insurance Co. Ltd. (Japan)	125,000	2,170,873
Legal & General Group PLC (United Kingdom)	156,285	556,407
Manulife Financial Corp. (Canada)	58,869	1,255,407
Markel Corp.*	400	590,096
Marsh & McLennan Cos., Inc.	13,335	2,272,551
Medibank Private Ltd. (Australia)	78,393	179,843

A6

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Insurance (cont’d.)
MetLife, Inc.	30,602	$2,150,708
NN Group NV (Netherlands)	65,137	3,295,727
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	444,000	451,388
Poste Italiane SpA (Italy), 144A	135,785	1,536,866
Progressive Corp. (The)	1,476	168,249
Sampo OYJ (Finland) (Class A Stock)	12,529	612,503
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	4,289	771,196
Sompo Holdings, Inc. (Japan)	26,500	1,157,849
Suncorp Group Ltd. (Australia)	112,934	933,188
Swiss Life Holding AG (Switzerland)	832	532,439
T&D Holdings, Inc. (Japan)	13,800	186,418
W.R. Berkley Corp.	8,100	539,379
Zurich Insurance Group AG (Switzerland)	3,987	1,963,638
		38,748,825
Interactive Media & Services — 0.8%
Alphabet, Inc. (Class A Stock)*	5,255	14,615,994
Alphabet, Inc. (Class C Stock)*	3,250	9,077,218
Auto Trader Group PLC (United Kingdom), 144A	25,896	215,501
carsales.com Ltd. (Australia)	19,904	308,229
Meta Platforms, Inc. (Class A Stock)*	30,990	6,890,936
NAVER Corp. (South Korea)	673	187,823
Snap, Inc. (Class A Stock)*	4,983	179,338
Tencent Holdings Ltd. (China)	20,900	975,216
		32,450,255
Internet & Direct Marketing Retail — 0.6%
Amazon.com, Inc.*	5,342	17,414,653
eBay, Inc.	29,200	1,671,992
JD.com, Inc. (China), ADR*(a)	5,011	289,986
JD.com, Inc. (China) (Class A Stock)*	995	28,691
MercadoLibre, Inc. (Brazil)*	3,137	3,731,399
ZOZO, Inc. (Japan)	80,200	2,144,471
		25,281,192
IT Services — 1.1%
Accenture PLC (Class A Stock)	9,400	3,169,962
Adyen NV (Netherlands), 144A*	2,073	4,105,861
Automatic Data Processing, Inc.	11,700	2,662,218
Capgemini SE (France)	16,658	3,705,328
Cognizant Technology Solutions Corp. (Class A Stock)	5,800	520,086
Computershare Ltd. (Australia)	13,780	252,174
Concentrix Corp.	8,100	1,349,136
Dlocal Ltd. (Uruguay)*(a)	27,720	866,527
DXC Technology Co.*	5,000	163,150
EPAM Systems, Inc.*	2,800	830,508
Fiserv, Inc.*	1,500	152,100
FleetCor Technologies, Inc.*	520	129,511
Fujitsu Ltd. (Japan)	28,500	4,267,444
Gartner, Inc.*	5,299	1,576,241
Genpact Ltd.	4,600	200,146
Globant SA*	9,327	2,444,327
	Shares	Value

Common Stocks (continued)
IT Services (cont’d.)
GMO Payment Gateway, Inc. (Japan)	3,394	$348,560
Jack Henry & Associates, Inc.	731	144,044
Mastercard, Inc. (Class A Stock)	16,923	6,047,942
NEC Corp. (Japan)	6,300	264,544
NTT Data Corp. (Japan)	73,600	1,445,770
PayPal Holdings, Inc.*	1,500	173,475
Shopify, Inc. (Canada) (Class A Stock)*	1,048	708,406
Snowflake, Inc. (Class A Stock)*	4,000	916,520
Tata Consultancy Services Ltd. (India)	25,239	1,241,978
TIS, Inc. (Japan)	6,000	140,558
VeriSign, Inc.*	3,000	667,380
Visa, Inc. (Class A Stock)	26,282	5,828,559
		44,322,455
Leisure Products — 0.1%
Bandai Namco Holdings, Inc. (Japan)	10,800	817,643
Brunswick Corp.	801	64,793
Sankyo Co. Ltd. (Japan)	8,800	244,241
Sega Sammy Holdings, Inc. (Japan)	19,500	336,118
Shimano, Inc. (Japan)	2,400	548,091
		2,010,886
Life Sciences Tools & Services — 0.4%
Bio-Rad Laboratories, Inc. (Class A Stock)*	1,100	619,553
Danaher Corp.	10,909	3,199,937
Eurofins Scientific SE (Luxembourg)	25,377	2,509,696
ICON PLC (Ireland)*	6,127	1,490,209
IQVIA Holdings, Inc.*	8,600	1,988,406
Lonza Group AG (Switzerland)	3,405	2,465,079
Maravai LifeSciences Holdings, Inc. (Class A Stock)*	4,100	144,607
Sartorius Stedim Biotech (France)	740	303,681
Thermo Fisher Scientific, Inc.	4,500	2,657,925
		15,379,093
Machinery — 0.7%
Aalberts NV (Netherlands)	8,675	450,726
Atlas Copco AB (Sweden) (Class A Stock)	18,352	952,443
Atlas Copco AB (Sweden) (Class B Stock)	10,120	456,159
Caterpillar, Inc.	8,944	1,992,902
CNH Industrial NV (United Kingdom)	113,433	1,794,314
Crane Co.	1,700	184,076
Daifuku Co. Ltd. (Japan)	2,700	192,928
Deere & Co.	5,048	2,097,242
Dover Corp.	1,500	235,350
Epiroc AB (Sweden) (Class A Stock)	63,860	1,361,822
Epiroc AB (Sweden) (Class B Stock)	10,028	180,836
FANUC Corp. (Japan)	5,200	915,754
Gates Industrial Corp. PLC*	8,200	123,492
GEA Group AG (Germany)	29,466	1,211,491
Hitachi Construction Machinery Co. Ltd. (Japan)	46,500	1,205,681
Husqvarna AB (Sweden) (Class B Stock)	33,880	352,943

A7

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Machinery (cont’d.)
Ingersoll Rand, Inc.	27,500	$1,384,625
Kubota Corp. (Japan)	26,000	487,276
MINEBEA MITSUMI, Inc. (Japan)	9,600	209,805
MISUMI Group, Inc. (Japan)	57,900	1,722,633
NGK Insulators Ltd. (Japan)	121,700	1,736,450
Nordson Corp.	625	141,925
Oshkosh Corp.(a)	4,335	436,318
Otis Worldwide Corp.	5,645	434,383
PACCAR, Inc.	17,800	1,567,646
Parker-Hannifin Corp.	6,400	1,816,064
Sandvik AB (Sweden)	30,705	652,063
SKF AB (Sweden) (Class B Stock)	9,746	158,217
Stanley Black & Decker, Inc.(a)	846	118,262
Techtronic Industries Co. Ltd. (Hong Kong)	196,714	3,164,350
VAT Group AG (Switzerland), 144A	702	266,795
Volvo AB (Sweden) (Class B Stock)	37,788	701,090
Westinghouse Air Brake Technologies Corp.	1,477	142,043
		28,848,104
Marine — 0.2%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	82	242,397
AP Moller - Maersk A/S (Denmark) (Class B Stock)	1,141	3,447,785
Kuehne + Nagel International AG (Switzerland)	1,392	394,561
Mitsui OSK Lines Ltd. (Japan)	6,000	167,266
Nippon Yusen KK (Japan)	4,300	376,779
SITC International Holdings Co. Ltd. (China)	432,000	1,516,499
		6,145,287
Media — 0.2%
Altice USA, Inc. (Class A Stock)*	24,800	309,504
Comcast Corp. (Class A Stock)	68,000	3,183,760
Dentsu Group, Inc. (Japan)	5,800	236,932
Fox Corp. (Class A Stock)	14,600	575,970
News Corp. (Class A Stock)	6,800	150,620
Pearson PLC (United Kingdom)	21,840	214,701
Publicis Groupe SA (France)	29,886	1,812,693
WPP PLC (United Kingdom)	237,045	3,110,950
		9,595,130
Metals & Mining — 0.7%
Alcoa Corp.	3,924	353,278
Anglo American PLC (South Africa)	33,280	1,747,282
ArcelorMittal SA (Luxembourg)	129,804	4,163,335
Arconic Corp.*	2,227	57,056
BHP Group Ltd. (Australia)	80,751	3,092,016
BlueScope Steel Ltd. (Australia)	202,480	3,125,147
Boliden AB (Sweden)	7,170	361,748
Century Aluminum Co.*	1,891	49,752
Fortescue Metals Group Ltd. (Australia)	43,496	663,049
Freeport-McMoRan, Inc.	52,754	2,623,984
Glencore PLC (Australia)*	235,122	1,536,234
	Shares	Value

Common Stocks (continued)
Metals & Mining (cont’d.)
Granges AB (Sweden)	2,200	$21,568
Impala Platinum Holdings Ltd. (South Africa)	12,633	194,734
Kaiser Aluminum Corp.	337	31,732
Norsk Hydro ASA (Norway)	80,968	788,064
POSCO Holdings, Inc. (South Korea)	1,653	397,286
Reliance Steel & Aluminum Co.	4,200	770,070
Rio Tinto Ltd. (Australia)	9,337	830,180
Rio Tinto PLC (Australia)	46,253	3,674,336
South32 Ltd. (Australia)	125,658	469,162
Steel Dynamics, Inc.	12,706	1,060,062
Tata Steel Ltd. (India)	11,640	199,612
United States Steel Corp.(a)	18,100	683,094
Vale SA (Brazil)	36,200	726,273
		27,619,054
Multiline Retail — 0.1%
B&M European Value Retail SA (United Kingdom)	73,491	514,343
Next PLC (United Kingdom)	5,423	428,601
Ryohin Keikaku Co. Ltd. (Japan)	12,600	146,560
Target Corp.	13,220	2,805,548
		3,895,052
Multi-Utilities — 0.3%
CenterPoint Energy, Inc.	38,608	1,182,949
CMS Energy Corp.	14,945	1,045,253
Dominion Energy, Inc.	1,800	152,946
DTE Energy Co.	6,600	872,586
E.ON SE (Germany)	372,714	4,331,177
Engie SA (France)	47,806	627,617
Public Service Enterprise Group, Inc.	38,711	2,709,770
		10,922,298
Oil, Gas & Consumable Fuels — 1.3%
Aker BP ASA (Norway)	9,606	358,507
APA Corp.	39,900	1,649,067
BP PLC (United Kingdom)	1,100,089	5,369,464
Canadian Natural Resources Ltd. (Canada)	4,558	282,234
Cenovus Energy, Inc. (Canada)	18,018	300,360
Cheniere Energy, Inc.	16,145	2,238,504
Chevron Corp.	29,689	4,834,260
China Petroleum & Chemical Corp. (China) (Class H Stock)	1,336,000	666,740
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	185,500	591,922
ConocoPhillips	16,331	1,633,100
Coterra Energy, Inc.	6,470	174,496
Devon Energy Corp.	5,187	306,707
Diamondback Energy, Inc.	1,902	260,726
Enbridge, Inc. (Canada)(a)	24,274	1,118,789
Eni SpA (Italy)	89,946	1,316,323
EOG Resources, Inc.(a)	25,757	3,071,007
Equinor ASA (Norway)	110,482	4,110,519
Exxon Mobil Corp.	69,377	5,729,846
Hess Corp.	1,500	160,560

A8

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Inpex Corp. (Japan)	258,500	$3,045,440
Kinder Morgan, Inc.	59,600	1,127,036
LUKOIL PJSC (Russia), ADR^	7,425	1
Lundin Energy AB (Sweden)	7,234	305,385
Marathon Oil Corp.	31,869	800,231
Marathon Petroleum Corp.	15,100	1,291,050
New Fortress Energy, Inc.	6,900	294,009
Occidental Petroleum Corp.	8,800	499,312
OMV AG (Austria)	56,879	2,712,724
PDC Energy, Inc.	748	54,365
Pembina Pipeline Corp. (Canada)	10,197	383,117
PetroChina Co. Ltd. (China) (Class H Stock)	512,000	262,491
Pioneer Natural Resources Co.	3,798	949,614
Shell PLC (Netherlands)	131,885	3,623,397
Suncor Energy, Inc. (Canada)	22,114	719,945
TotalEnergies SE (France)	10,889	550,086
Tourmaline Oil Corp. (Canada)	11,981	552,018
Valero Energy Corp.	6,689	679,201
Williams Cos., Inc. (The)	28,612	955,927
		52,978,480
Paper & Forest Products — 0.0%
Mondi PLC (Austria)	9,878	192,444
Stora Enso OYJ (Finland) (Class R Stock)	15,624	305,490
		497,934
Personal Products — 0.4%
Amorepacific Corp. (South Korea)	2,518	330,417
Coty, Inc. (Class A Stock)*	97,100	872,929
Estee Lauder Cos., Inc. (The) (Class A Stock)	3,400	925,888
Kao Corp. (Japan)	3,200	131,530
L’Oreal SA (France)	16,201	6,491,414
Unilever PLC (United Kingdom)	116,935	5,322,807
		14,074,985
Pharmaceuticals — 1.9%
AstraZeneca PLC (United Kingdom)	14,540	1,923,466
Bayer AG (Germany)	29,069	1,985,083
Bristol-Myers Squibb Co.	48,021	3,506,974
Chugai Pharmaceutical Co. Ltd. (Japan)	17,200	575,812
Eli Lilly & Co.	15,498	4,438,162
GlaxoSmithKline PLC	264,768	5,725,157
Ipsen SA (France)	27,302	3,415,526
Johnson & Johnson	34,300	6,078,989
Merck & Co., Inc.	46,800	3,839,940
Merck KGaA (Germany)	16,603	3,479,005
Novartis AG (Switzerland)	58,450	5,122,153
Novo Nordisk A/S (Denmark) (Class B Stock)	85,645	9,508,691
Ono Pharmaceutical Co. Ltd. (Japan)	9,500	238,177
Pfizer, Inc.	88,800	4,597,176
Roche Holding AG (Switzerland)	32,209	12,745,107
Sanofi (France)	59,185	6,053,476
	Shares	Value

Common Stocks (continued)
Pharmaceuticals (cont’d.)
Santen Pharmaceutical Co. Ltd. (Japan)	63,100	$626,182
Takeda Pharmaceutical Co. Ltd. (Japan)	70,100	2,007,028
		75,866,104
Professional Services — 0.2%
Experian PLC (United Kingdom)	35,212	1,365,541
Jacobs Engineering Group, Inc.	1,700	234,277
Leidos Holdings, Inc.	1,906	205,886
ManpowerGroup, Inc.	2,100	197,232
Persol Holdings Co. Ltd. (Japan)	21,800	488,830
Randstad NV (Netherlands)(a)	45,759	2,745,091
Robert Half International, Inc.	3,400	388,212
Thomson Reuters Corp. (Canada)	2,767	300,416
TransUnion	9,800	1,012,732
Wolters Kluwer NV (Netherlands)	1,694	180,178
		7,118,395
Real Estate Management & Development — 0.2%
Ascendas India Trust (Singapore), UTS	231,400	202,694
CBRE Group, Inc. (Class A Stock)*	17,696	1,619,538
CK Asset Holdings Ltd. (Hong Kong)	190,500	1,301,868
Daito Trust Construction Co. Ltd. (Japan)	23,300	2,473,494
Hulic Co. Ltd. (Japan)	19,800	177,765
Jones Lang LaSalle, Inc.*	1,100	263,406
LEG Immobilien SE (Germany)	6,631	754,231
Mitsubishi Estate Co. Ltd. (Japan)	30,500	452,714
New World Development Co. Ltd. (Hong Kong)	40,000	162,190
		7,407,900
Road & Rail — 0.2%
AMERCO	600	358,164
Canadian National Railway Co. (Canada)	4,205	564,059
CSX Corp.	28,700	1,074,815
J.B. Hunt Transport Services, Inc.	1,036	208,019
NIPPON EXPRESS HOLDINGS, Inc. (Japan)	2,300	157,711
Norfolk Southern Corp.	2,019	575,859
Old Dominion Freight Line, Inc.	2,500	746,700
Sankyu, Inc. (Japan)	12,400	403,823
TFI International, Inc. (Canada)(a)	2,580	274,796
Uber Technologies, Inc.*	5,624	200,664
Union Pacific Corp.	11,220	3,065,416
XPO Logistics, Inc.*(a)	6,400	465,920
		8,095,946
Semiconductors & Semiconductor Equipment — 1.4%
Advanced Micro Devices, Inc.*	19,742	2,158,590
Advantest Corp. (Japan)	5,200	408,129
Analog Devices, Inc.	2,851	470,928
Applied Materials, Inc.	11,800	1,555,240
ASML Holding NV (Netherlands)	12,693	8,501,954
Broadcom, Inc.	7,521	4,735,823

A9

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Intel Corp.	29,100	$1,442,196
KLA Corp.	2,700	988,362
Lam Research Corp.	2,881	1,548,854
Microchip Technology, Inc.	23,500	1,765,790
Micron Technology, Inc.	28,300	2,204,287
Monolithic Power Systems, Inc.	167	81,109
NVIDIA Corp.	24,006	6,550,277
NXP Semiconductors NV (China)	18,690	3,459,145
ON Semiconductor Corp.*	27,416	1,716,516
QUALCOMM, Inc.	29,749	4,546,242
Renesas Electronics Corp. (Japan)*	108,500	1,259,562
Rohm Co. Ltd. (Japan)	2,300	179,226
Silicon Motion Technology Corp. (Taiwan), ADR	2,524	168,654
STMicroelectronics NV (Singapore)	50,784	2,199,471
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	55,821	5,819,898
Texas Instruments, Inc.	5,803	1,064,735
Tokyo Electron Ltd. (Japan)	3,800	1,952,563
Universal Display Corp.	685	114,361
		54,891,912
Software — 1.6%
Adobe, Inc.*	7,947	3,620,812
Atlassian Corp. PLC (Class A Stock)*	2,193	644,369
Autodesk, Inc.*	3,000	643,050
Black Knight, Inc.*	21,300	1,235,187
Ceridian HCM Holding, Inc.*	845	57,764
Check Point Software Technologies Ltd. (Israel)*	2,200	304,172
Constellation Software, Inc. (Canada)	704	1,203,414
Crowdstrike Holdings, Inc. (Class A Stock)*	1,100	249,788
Dassault Systemes SE (France)	153,004	7,521,461
Fair Isaac Corp.*	400	186,584
Fortinet, Inc.*	5,500	1,879,570
Intuit, Inc.	1,419	682,312
Manhattan Associates, Inc.*	9,800	1,359,358
Microsoft Corp.	106,625	32,873,554
Nemetschek SE (Germany)	4,607	445,711
Nice Ltd. (Israel), ADR*	614	134,466
Oracle Corp.	33,000	2,730,090
Paycom Software, Inc.*	4,500	1,558,710
Paylocity Holding Corp.*	1,000	205,770
salesforce.com, Inc.*	8,600	1,825,952
SAP SE (Germany)	5,459	606,694
ServiceNow, Inc.*	500	278,445
SS&C Technologies Holdings, Inc.	21,200	1,590,424
Synopsys, Inc.*	5,900	1,966,293
Trend Micro, Inc. (Japan)	3,400	199,133
Workday, Inc. (Class A Stock)*	2,600	622,596
		64,625,679
Specialty Retail — 0.4%
AutoNation, Inc.*	7,300	726,934
AutoZone, Inc.*	600	1,226,748
Bath & Body Works, Inc.	2,900	138,620
	Shares	Value

Common Stocks (continued)
Specialty Retail (cont’d.)
Chow Tai Fook Jewellery Group Ltd. (China)*	1,287,800	$2,326,185
Fast Retailing Co. Ltd. (Japan)	1,400	717,710
Foot Locker, Inc.	4,800	142,368
Home Depot, Inc. (The)	12,277	3,674,874
JD Sports Fashion PLC (United Kingdom)	1,187,622	2,307,286
Kingfisher PLC (United Kingdom)	53,902	180,538
Lowe’s Cos., Inc.	9,948	2,011,386
O’Reilly Automotive, Inc.*	1,295	887,023
Ross Stores, Inc.	3,321	300,418
TJX Cos., Inc. (The)	5,900	357,422
Ulta Beauty, Inc.*	2,800	1,115,016
USS Co. Ltd. (Japan)	9,600	161,227
Vroom, Inc.*	58,800	156,408
		16,430,163
Technology Hardware, Storage & Peripherals — 1.0%
Apple, Inc.	198,383	34,639,656
Brother Industries Ltd. (Japan)	8,800	160,257
Dell Technologies, Inc. (Class C Stock)*	17,800	893,382
Lenovo Group Ltd. (China)	328,000	354,393
Pure Storage, Inc. (Class A Stock)*	25,700	907,467
Samsung Electronics Co. Ltd. (South Korea)	28,927	1,654,476
Seiko Epson Corp. (Japan)	128,533	1,925,576
		40,535,207
Textiles, Apparel & Luxury Goods — 0.7%
Brunello Cucinelli SpA (Italy)*	11,794	686,833
Burberry Group PLC (United Kingdom)	18,430	402,042
Capri Holdings Ltd.*	5,900	303,201
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	38,165	4,816,037
EssilorLuxottica SA (France)	7,661	1,403,992
Gildan Activewear, Inc. (Canada)	10,545	395,517
Hermes International (France)	2,033	2,877,860
Kering SA (France)	943	596,189
LVMH Moet Hennessy Louis Vuitton SE (France)	18,634	13,280,686
Moncler SpA (Italy)	5,355	297,368
NIKE, Inc. (Class B Stock)	11,193	1,506,130
Pandora A/S (Denmark)	9,059	867,715
PVH Corp.	7,800	597,558
Ralph Lauren Corp.	2,922	331,472
Tapestry, Inc.	19,200	713,280
		29,075,880
Tobacco — 0.4%
Altria Group, Inc.	28,100	1,468,225
British American Tobacco PLC (United Kingdom)	152,825	6,414,817
Imperial Brands PLC (United Kingdom)	49,335	1,042,671
Japan Tobacco, Inc. (Japan)	214,900	3,671,257
Philip Morris International, Inc.	4,580	430,245

A10

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Tobacco (cont’d.)
Swedish Match AB (Sweden)	348,141	$2,615,902
		15,643,117
Trading Companies & Distributors — 0.5%
Air Lease Corp.	23,000	1,026,950
Ashtead Group PLC (United Kingdom)	55,459	3,505,409
Brenntag SE (Germany)	4,150	334,831
Bunzl PLC (United Kingdom)	8,930	348,550
Ferguson PLC	23,519	3,175,567
Howden Joinery Group PLC (United Kingdom)	65,306	653,989
IMCD NV (Netherlands)	1,512	258,148
Marubeni Corp. (Japan)	38,300	443,780
Mitsui & Co. Ltd. (Japan)	136,100	3,682,213
Sumitomo Corp. (Japan)	191,000	3,300,781
Toromont Industries Ltd. (Canada)	2,083	197,461
Toyota Tsusho Corp. (Japan)	5,557	228,211
United Rentals, Inc.*	800	284,168
W.W. Grainger, Inc.	1,800	928,422
		18,368,480
Transportation Infrastructure — 0.0%
Transurban Group (Australia)	57,295	577,985
Wireless Telecommunication Services — 0.2%
KDDI Corp. (Japan)	61,100	2,003,539
Rogers Communications, Inc. (Canada) (Class B Stock)	12,279	696,833
T-Mobile US, Inc.*(a)	14,100	1,809,735
Vodafone Group PLC (United Kingdom)	1,113,799	1,813,575
		6,323,682

Total Common Stocks (cost $1,430,730,797)		1,467,458,386
Exchange-Traded Funds — 6.3%
Energy Select Sector SPDR Fund	141,000	10,778,040
Financial Select Sector SPDR Fund(a)	212,000	8,123,840
Invesco Preferred ETF(a)	340,000	4,613,800
iShares Core MSCI EAFE ETF(a)	464,000	32,252,640
iShares Core S&P 500 ETF	289,400	131,297,886
iShares iBoxx High Yield Corporate Bond ETF(a)	11,000	905,190
iShares MSCI EAFE ETF(a)	169,911	12,505,450
SPDR Bloomberg Barclays Convertible Securities ETF	81,000	6,232,950
Vanguard Short-Term Corporate Bond ETF(a)	123,000	9,605,070
Vanguard Total Bond Market ETF	390,000	31,020,600

Total Exchange-Traded Funds (cost $250,512,463)		247,335,466
Preferred Stocks — 0.1%
Health Care Equipment & Supplies — 0.1%
Sartorius AG (Germany) (PRFC)	6,207	2,744,590
	Shares	Value

Preferred Stocks (continued)
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	4,818	$321,733

Total Preferred Stocks (cost $3,441,822)		3,066,323

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 2.5%
Automobiles — 0.2%
Avis Budget Rental Car Funding AESOP LLC,
Series 2020-02A, Class A, 144A
2.020%	02/20/27		500	473,773
Series 2021-02A, Class C, 144A
2.350%	02/20/28		500	456,848
Carvana Auto Receivables Trust,
Series 2021-P03, Class C
1.930%	10/12/27		300	277,151
Exeter Automobile Receivables Trust,
Series 2020-01A, Class D, 144A
2.730%	12/15/25		75	74,705
Series 2021-01A, Class B
0.500%	02/18/25		458	456,917
Series 2021-03A, Class D
1.550%	06/15/27		900	853,081
Ford Auto Securitization Trust,
Series 2021-AA, Class C, 144A
2.700%	04/15/29	CAD	400	302,764
Ford Credit Auto Owner Trust,
Series 2020-01, Class A, 144A
2.040%	08/15/31		100	96,582
Ford Credit Floorplan Master Owner Trust,
Series 2018-04, Class A
4.060%	11/15/30		280	291,501
GMF Floorplan Owner Revolving Trust,
Series 2020-01, Class C, 144A
1.480%	08/15/25		100	98,150
Hertz Vehicle Financing III LLC,
Series 2022-01A, Class C, 144A
2.630%	06/25/26		100	94,883
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27		200	182,356
Hertz Vehicle Financing LLC,
Series 2022-02A, Class B, 144A
2.650%	06/26/28		100	93,748
JPMorgan Chase Bank, NA,
Series 2021-03, Class D, 144A
1.009%	02/26/29		227	220,395
Nissan Auto Lease Trust,
Series 2020-A, Class A4
1.880%	04/15/25		500	500,494
OneMain Direct Auto Receivables Trust,
Series 2021-01A, Class D, 144A
1.620%	11/14/30		100	92,771

A11

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Santander Drive Auto Receivables Trust,
Series 2020-04, Class C
1.010%	01/15/26		90	$88,979
Toyota Auto Loan Extended Note Trust,
Series 2019-01A, Class A, 144A
2.560%	11/25/31		230	228,373
Westlake Automobile Receivables Trust,
Series 2019-02A, Class E, 144A
4.020%	04/15/25		120	121,116
World Omni Select Auto Trust,
Series 2021-A, Class D
1.440%	11/15/27		300	277,915
				5,282,502
Collateralized Loan Obligations — 2.1%
AGL CLO Ltd. (Cayman Islands),
Series 2020-06A, Class ER, 144A, 3 Month LIBOR + 6.500% (Cap N/A, Floor 6.500%)
6.754%(c)	07/20/34		210	206,425
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2021-21A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
1.347%(c)	10/20/34		2,000	1,973,227
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.341%(c)	10/17/32		1,250	1,238,012
Series 2021-04A, Class E, 144A, 3 Month LIBOR + 6.500% (Cap N/A, Floor 6.500%)
6.626%(c)	10/20/34		300	289,699
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2020-21A, Class A1R, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
1.409%(c)	10/15/34		4,900	4,846,766
BlueMountain CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1R2, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.600%(c)	08/20/32		4,750	4,706,399
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
0.990%(c)	10/15/35	EUR	2,000	2,181,876
Crown City CLO (Cayman Islands),
Series 2020-01A, Class A1AR, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 1.190%)
1.444%(c)	07/20/34		2,750	2,724,466
CVC Cordatus Loan Fund DAC (Ireland),
Series 15A, Class AR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)
0.890%(c)	08/26/32	EUR	2,000	2,191,682
Elevation CLO Ltd. (Cayman Islands),
Series 2021-14A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.319%(c)	10/20/34		3,500	3,491,812
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class SUB, 144A
0.000%(cc)	04/20/34		650	496,946
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Goldentree Loan Management US CLO Ltd. (Cayman Islands),
Series 2020-08A, Class FR, 144A, 3 Month LIBOR + 8.050% (Cap N/A, Floor 8.050%)
8.304%(c)	10/20/34	300	$264,721
Hayfin US Ltd. (Cayman Islands),
Series 2021-14A, Class E, 144A, 3 Month LIBOR + 7.180% (Cap N/A, Floor 7.180%)
7.434%(c)	07/20/34	490	464,178
ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1RR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
1.288%(c)	04/25/31	2,494	2,473,753
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.454%(c)	10/20/34	1,750	1,731,987
LCM Ltd. (Cayman Islands),
Series 34A, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
1.424%(c)	10/20/34	3,750	3,709,216
Marble Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
1.451%(c)	10/15/34	4,750	4,686,747
Series 2021-03A, Class A1, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)
1.481%(c)	10/17/34	4,550	4,496,905
Medalist Partners Corporate Finance CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A1A, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 1.230%)
1.441%(c)	10/20/34	500	494,013
MidOcean Credit CLO (Cayman Islands),
Series 2019-10A, Class A1R, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 1.230%)
1.489%(c)	10/23/34	1,000	987,772
Mountain View CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
1.491%(c)	10/15/34	1,000	988,778
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands),
Series 2021-44A, Class E, 144A, 3 Month LIBOR + 6.000% (Cap N/A, Floor 6.000%)
6.241%(c)	10/16/34	450	426,630
Oaktree CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
1.369%(c)	04/22/30	4,750	4,710,303
Ocean Trails CLO (Cayman Islands),
Series 2020-08A, Class A1R, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 1.220%)
1.461%(c)	07/15/34	2,750	2,716,365
OZLM Ltd. (Cayman Islands),
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.549%(c)	10/30/30	257	257,226

A12

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.421%(c)	10/15/34		2,000	$1,979,168
Series 2021-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.441%(c)	07/15/34		2,500	2,475,266
Peace Park CLO Ltd. (Cayman Islands),
Series 2021-01A, Class E, 144A, 3 Month LIBOR + 6.000% (Cap N/A, Floor 6.000%)
6.254%(c)	10/20/34		370	357,741
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2021-03A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.307%(c)	10/20/34		2,000	1,979,817
RR Ltd. (Cayman Islands),
Series 2021-18A, Class D, 144A, 3 Month LIBOR + 6.250% (Cap N/A, Floor 6.250%)
6.491%(c)	10/15/34		360	347,888
Sound Point CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
1.334%(c)	01/20/32		2,500	2,478,169
St. Pauls CLO (Netherlands),
Series 11A, Class AR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
0.850%(c)	01/17/32	EUR	2,000	2,196,614
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.479%(c)	10/29/34		1,250	1,237,538
Series 2019-01A, Class ASNR, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 1.220%)
1.679%(c)	08/16/34		2,750	2,715,543
Toro European CLO DAC (Ireland),
Series 02A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
0.990%(c)	07/25/34	EUR	1,250	1,364,766
Series 03A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
0.990%(c)	07/15/34	EUR	2,500	2,729,232
Vibrant CLO Ltd. (Cayman Islands),
Series 2021-14A, Class A1A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
1.464%(c)	10/20/34		2,750	2,713,507
Voya CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
1.408%(c)	07/19/34		2,750	2,720,418
Whitebox CLO Ltd. (Cayman Islands),
Series 2019-01A, Class ANAR, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
1.389%(c)	07/24/32		4,750	4,715,665
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
1.451%(c)	10/15/34		1,250	$1,233,579
				84,000,815
Consumer Loans — 0.1%
Affirm Asset Securitization Trust,
Series 2021-Z02, Class A, 144A
1.170%	11/16/26		238	233,991
Series 2022-X01, Class A, 144A
1.750%	02/15/27		125	123,539
BHG Securitization Trust,
Series 2021-B, Class A, 144A
0.900%	10/17/34		79	77,092
Series 2022-A, Class A, 144A
1.710%	02/20/35		274	269,367
Lendmark Funding Trust,
Series 2019-02A, Class A, 144A
2.780%	04/20/28		400	395,773
Series 2021-02A, Class C, 144A
3.090%	04/20/32		300	271,675
Marlette Funding Trust,
Series 2021-03A, Class A, 144A
0.650%	12/15/31		118	115,986
Oportun Funding XIV LLC,
Series 2021-A, Class A, 144A
1.210%	03/08/28		800	776,724
Regional Management Issuance Trust,
Series 2022-01, Class A, 144A
3.070%	03/15/32		400	388,930
SoFi Consumer Loan Program Trust,
Series 2021-01, Class B, 144A
1.300%	09/25/30		200	190,039
Series 2021-01, Class C, 144A
1.610%	09/25/30		300	282,287
Series 2021-01, Class D, 144A
2.040%	09/25/30		300	281,818
Upstart Securitization Trust,
Series 2021-04, Class A, 144A
0.840%	09/20/31		222	215,516
				3,622,737
Credit Cards — 0.1%
Newday Funding Master Issuer PLC (United Kingdom),
Series 2021-02A, Class A1, 144A, SONIA + 0.800% (Cap N/A, Floor 0.000%)
1.245%(c)	07/15/29	GBP	400	523,685
Series 2021-02A, Class A2, 144A, SOFR + 0.950% (Cap N/A, Floor 0.000%)
1.000%(c)	07/15/29		400	397,445
Series 2021-03A, Class A2, 144A, SOFR + 1.000% (Cap N/A, Floor 0.000%)
1.050%(c)	11/15/29		700	692,895
				1,614,025

A13

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Equipment — 0.0%
ITE Rail Fund Levered LP,
Series 2021-01A, Class A, 144A
2.250%	02/28/51		133	$122,316
Home Equity Loans — 0.0%
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-HE10, Class M1, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.975%)
1.432%(c)	12/25/34		385	377,561
GSAA Trust,
Series 2006-07, Class AF2
5.995%(cc)	03/25/46		1,066	534,092
				911,653
Other — 0.0%
Sunnova Helios II Issuer LLC,
Series 2019-AA, Class C, 144A
5.320%	06/20/46		236	232,394
Residential Mortgage-Backed Securities — 0.0%
European Residential Loan Securitisation (Ireland),
Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 2.000%)
1.403%(c)	11/25/60	EUR	286	312,113
Rathlin Residential DAC (Ireland),
Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000%
1.452%(c)	09/27/75	EUR	437	473,622
				785,735
Student Loans — 0.0%
KeyCorp Student Loan Trust,
Series 2005-A, Class 2C, 3 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)
2.266%(c)	12/27/38		356	344,542
Navient Private Education Refi Loan Trust,
Series 2020-GA, Class A, 144A
1.170%	09/16/69		40	38,853
Series 2020-GA, Class B, 144A
2.500%	09/16/69		200	187,710
SMB Private Education Loan Trust,
Series 2021-A, Class D2, 144A
3.860%	01/15/53		279	265,502
				836,607

Total Asset-Backed Securities (cost $99,955,666)				97,408,784
Bank Loans — 0.1%
Auto Parts & Equipment — 0.0%
American Axle & Manufacturing, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 2.250%
3.000%(c)	04/06/24		229	225,299
Building Materials — 0.0%
Hunter Douglas, Inc. (Netherlands),
Tranche B-1 Term Loan, SOFR + 3.500%
4.000%(c)	02/26/29		170	166,458
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Chemicals — 0.0%
Alpha BV (United Kingdom),
Initial Dollar Term Loan, 1 Month LIBOR + 2.500%
3.000%(c)	03/18/28	150	$147,567
Commercial Services — 0.0%
Prime Security Services Borrower LLC,
2021 Refinancing Term B-1 Loan, 3 - 6 Month LIBOR + 2.750%
3.500%(c)	09/23/26	145	144,011
Computers — 0.0%
McAfee Corp.,
Tranche B-1 Term Loan, SOFR + 4.000%
4.500%(c)	03/01/29	400	395,900
Peraton Corp.,
First Lien Term B Loan, 1 Month LIBOR + 3.750%
4.500%(c)	02/01/28	195	192,891
			588,791
Diversified Financial Services — 0.0%
Edelman Financial Center LLC (The),
2021 Refinancing Term Loan, 1 Month LIBOR + 3.500%
4.250%(c)	04/07/28	19	19,014
Jane Street Group LLC,
Dollar Term Loan, 1 Month LIBOR + 2.750%
3.207%(c)	01/26/28	29	28,671
			47,685
Entertainment — 0.0%
Scientific Games International, Inc.,
Initial Term B-5 Loan, 1 Month LIBOR + 2.750%
3.207%(c)	08/14/24	81	80,290
Healthcare-Services — 0.0%
LifePoint Health, Inc.,
First Lien Term B Loan, 1 Month LIBOR + 3.750%
4.197%(c)	11/16/25	84	83,131
Phoenix Guarantor, Inc.,
Tranche B-1 Term Loan, 1 Month LIBOR + 3.250%
3.459%(c)	03/05/26	29	28,788
			111,919
Household Products/Wares — 0.0%
Reynolds Consumer Products LLC,
Initial Term Loan, 1 Month LIBOR + 1.750%
2.207%(c)	02/04/27	26	25,603
Insurance — 0.0%
Asurion LLC,
New B-7 Term Loan, 1 Month LIBOR + 3.000%
3.457%(c)	11/03/24	68	66,951
Leisure Time — 0.0%
Alterra Mountain Co.,
Term Loan
—%(p)	08/17/28	29	28,830
Lodging — 0.0%
Caesars Resort Collection LLC,
Term B Loan, 1 Month LIBOR + 2.750%
3.207%(c)	12/23/24	132	131,095

A14

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Lodging (cont’d.)
Hilton Worldwide Finance LLC,
Refinanced Series B-2 Term Loan, 1 Month LIBOR + 1.750%
2.207%(c)	06/22/26	77	$76,508
			207,603
Media — 0.0%
Charter Communications Operating LLC,
Term Loan B-1, 1 Month LIBOR + 1.750%
2.210%(c)	04/30/25	152	150,824
CSC Holdings LLC,
September 2019 Term Loan, 3 Month LIBOR + 2.500%
2.897%(c)	04/15/27	248	243,387
Univision Communications, Inc.,
2021 Replacement Term Loan, 1 Month LIBOR + 3.250%
4.000%(c)	03/15/26	172	171,196
Virgin Media Bristol LLC,
N Facility, 3 Month LIBOR + 2.500%
2.897%(c)	01/31/28	50	49,281
			614,688
Packaging & Containers — 0.0%
Berry Global, Inc.,
Term Z Loan, 1 Month LIBOR + 1.750%
2.071%(c)	07/01/26	45	44,641
Pharmaceuticals — 0.1%
Change Healthcare Holdings LLC,
Closing Date Term Loan, 1 Month LIBOR + 2.500%
3.500%(c)	03/01/24	620	615,699
Retail — 0.0%
1011778 BC Unlimited Liability Co. (Canada),
Term Loan B-4, 1 Month LIBOR + 1.750%
2.207%(c)	11/19/26	125	122,660
Telecommunications — 0.0%
Level 3 Financing, Inc.,
Tranche B 2027 Term Loans, 1 Month LIBOR + 1.750%
2.207%(c)	03/01/27	67	66,152
Numericable US LLC (France),
USD TLB-12 Term Loan, 3 Month LIBOR + 3.688%
3.927%(c)	01/31/26	134	130,693
West Corp.,
Initial Term B Loan, 3 Month LIBOR + 3.750%
4.929%(c)	10/10/24	398	362,549
			559,394

Total Bank Loans (cost $3,864,284)			3,798,089
Commercial Mortgage-Backed Securities — 1.2%
20 Times Square Trust,
Series 2018-20TS, Class D, 144A
3.100%(cc)	05/15/35	300	287,525
Series 2018-20TS, Class E, 144A
3.100%(cc)	05/15/35	425	404,118
BANK,
Series 2019-BN24, Class A3
2.960%	11/15/62	12	11,658
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2021-BN32, Class XA
0.782%(cc)	04/15/54	1,078	$56,398
Series 2021-BN35, Class A4
2.031%	06/15/64	3,000	2,680,062
Series 2021-BN36, Class A4
2.218%	09/15/64	2,100	1,924,806
Barclays Commercial Mortgage Trust,
Series 2021-C11, Class A4
2.043%	09/15/54	2,350	2,103,176
Benchmark Mortgage Trust,
Series 2019-B13, Class A3
2.701%	08/15/57	155	147,828
Series 2020-B22, Class A4
1.685%	01/15/54	3,700	3,282,706
Series 2021-B28, Class A4
1.980%	08/15/54	3,000	2,666,356
Series 2021-B29, Class A4
2.138%	09/15/54	2,200	1,996,211
BPR Trust,
Series 2021-TY, Class B, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.547%(c)	09/15/38	1,050	1,026,334
Series 2021-TY, Class C, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
2.097%(c)	09/15/38	250	244,366
Series 2021-TY, Class D, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 2.350%)
2.747%(c)	09/15/38	500	487,480
BX Commercial Mortgage Trust,
Series 2018-IND, Class F, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 1.800%)
2.197%(c)	11/15/35	644	643,647
Series 2020-FOX, Class F, 144A, 1 Month LIBOR + 4.250% (Cap N/A, Floor 4.250%)
4.647%(c)	11/15/32	113	111,851
Series 2021-CIP, Class E, 144A, 1 Month LIBOR + 2.820% (Cap N/A, Floor 2.820%)
3.217%(c)	12/15/38	1,500	1,454,809
Series 2021-VOLT, Class XCP, IO, 144A
1.965%(cc)	09/15/36	6,600	63,995
BX Trust,
Series 2021-ARIA, Class G, 144A, 1 Month LIBOR + 3.142% (Cap N/A, Floor 3.142%)
3.539%(c)	10/15/36	220	211,737
Citigroup Commercial Mortgage Trust,
Series 2015-GC31, Class A4
3.762%	06/10/48	135	136,195
Series 2018-C06, Class A4
4.412%	11/10/51	130	137,139
Commercial Mortgage Trust,
Series 2014-CR20, Class A3
3.326%	11/10/47	579	576,289
Series 2015-DC01, Class A4
3.078%	02/10/48	575	564,687

A15

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37		1,600	$1,572,616
Series 2017-CHOP, Class F, 144A, 1 Month LIBOR + 4.350% (Cap N/A, Floor 4.350%)
4.747%(c)	07/15/32		410	383,078
CSAIL Commercial Mortgage Trust,
Series 2019-C17, Class A4
2.763%	09/15/52		66	63,156
Deco DAC (Ireland),
Series 2019-RAM, Class A, 3 Month GBP LIBOR + 1.900% (Cap N/A, Floor 1.900%)
2.694%(c)	08/07/30	GBP	345	444,088
FHLMC Multifamily Structured Pass-Through Certificates,
Series K097, Class X1, IO
1.090%(cc)	07/25/29		5,434	368,691
Series K098, Class X1, IO
1.144%(cc)	08/25/29		237	16,836
Series K115, Class X1, IO
1.327%(cc)	06/25/30		3,895	349,104
Series K131, Class X1, IO
0.729%(cc)	07/25/31		10,195	578,229
Series KG03, Class X1, IO
1.381%(cc)	06/25/30		7,800	713,356
FREMF Mortgage Trust,
Series 2017-K63, Class X2A, IO, 144A
0.100%	02/25/50		242,532	922,056
GS Mortgage Securities Corp. II,
Series 2018-SRP05, Class C, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 3.750%)
4.397%(c)	09/15/31		845	222,498
GS Mortgage Securities Corp. Trust,
Series 2018-LUAU, Class G, 144A, 1 Month LIBOR + 4.450% (Cap N/A, Floor 4.450%)
4.847%(c)	11/15/32		110	106,832
Series 2021-IP, Class D, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 2.100%)
2.497%(c)	10/15/36		100	96,914
Series 2021-IP, Class E, 144A, 1 Month LIBOR + 3.550% (Cap N/A, Floor 3.550%)
3.947%(c)	10/15/36		120	116,671
GS Mortgage Securities Trust,
Series 2020-GC45, Class A4
2.658%	02/13/53		180	171,888
Series 2020-GSA02, Class A4
1.721%	12/12/53		745	657,631
IMT Trust,
Series 2017-APTS, Class FFL, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
3.247%(c)	06/15/34		563	558,624
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A4A1
3.408%	11/15/47		379	376,275
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-AON, Class E, 144A
4.613%(cc)	07/05/31		510	506,168
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
Series 2018-PHMZ, Class M, 144A, 1 Month LIBOR + 8.358% (Cap N/A, Floor 8.208%)
8.755%(c)	06/15/35		1,000	$20,000
Series 2020-MKST, Class H, 144A, 1 Month LIBOR + 6.750% (Cap N/A, Floor 6.750%)
7.147%(c)	12/15/36		210	178,426
Series 2021-NYAH, Class F, 144A, 1 Month LIBOR + 2.190% (Cap N/A, Floor 2.190%)
2.587%(c)	06/15/38		110	105,999
Series 2021-NYAH, Class G, 144A, 1 Month LIBOR + 2.640% (Cap N/A, Floor 2.640%)
3.037%(c)	06/15/38		200	192,464
Series 2021-NYAH, Class XCP, IO, 144A
0.515%(cc)	06/15/38		20,085	170,584
Series 2022-ACB, Class D, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
2.950%(c)	03/15/39		100	99,780
Series 2022-ACB, Class E, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 3.350%)
3.400%(c)	03/15/39		250	249,450
Med Trust,
Series 2021-MDLN, Class E, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 3.150%)
3.547%(c)	11/15/38		110	107,238
MKT Mortgage Trust,
Series 2020-525M, Class F, 144A
2.941%(cc)	02/12/40		225	169,220
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A4
3.809%	12/15/48		750	758,087
Series 2016-BNK02, Class A3
2.791%	11/15/49		2,800	2,724,391
Series 2021-L06, Class A3
2.196%(cc)	06/15/54		3,000	2,707,364
OPG Trust,
Series 2021-PORT, Class F, 144A, 1 Month LIBOR + 1.948% (Cap N/A, Floor 1.948%)
2.345%(c)	10/15/36		2,550	2,439,893
SMR Mortgage Trust,
Series 2022-IND, Class F, 144A, TSFR1M + 6.000% (Cap N/A, Floor 6.000%)
6.301%(c)	02/15/39		104	102,509
Taurus UK DAC (Ireland),
Series 2021-UK4A, Class B, 144A, SONIA + 1.500% (Cap N/A, Floor 0.000%)
1.655%(c)	08/17/31	GBP	292	381,787
Series 2021-UK4A, Class C, 144A, SONIA + 1.750% (Cap N/A, Floor 0.000%)
1.905%(c)	08/17/31	GBP	389	509,021
Series 2021-UK4A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 0.000%)
2.255%(c)	08/17/31	GBP	1,896	2,480,751

A16

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust,
Series 2021-C60, Class A3
2.061%	08/15/54		3,000	$2,709,791

Total Commercial Mortgage-Backed Securities (cost $50,946,779)				45,550,839
Corporate Bonds — 5.2%
Aerospace & Defense — 0.1%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.250%	02/01/35		30	26,834
3.550%	03/01/38		10	8,900
3.625%	02/01/31(a)		2,560	2,491,290
5.150%	05/01/30		430	457,974
5.705%	05/01/40		100	112,011
5.805%	05/01/50		130	150,018
5.930%	05/01/60		20	23,151
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.875%	04/15/27(a)		1,242	1,216,377
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes
5.050%	06/15/25		25	25,250
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
5.150%	05/01/40		45	52,456
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
2.375%	03/15/32		35	32,196
Teledyne Technologies, Inc.,
Gtd. Notes
2.750%	04/01/31		685	634,671
				5,231,128
Agriculture — 0.1%
Altria Group, Inc.,
Gtd. Notes
2.450%	02/04/32		10	8,695
3.125%	06/15/31	EUR	255	282,372
3.400%	02/04/41		610	497,756
5.800%	02/14/39		60	65,013
5.950%	02/14/49		210	228,504
6.200%	02/14/59		92	102,348
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.557%	08/15/27		150	145,969
4.540%	08/15/47		90	80,340
BAT International Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.950%	06/15/25		970	967,372
Gtd. Notes, EMTN
1.250%	03/13/27	EUR	305	317,112
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
6.150%	09/15/43		30	31,789
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Agriculture (cont’d.)
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29		875	$796,957
				3,524,227
Airlines — 0.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26		11	10,992
5.750%	04/20/29		10	9,966
Delta Air Lines, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	05/01/25		156	166,978
Sr. Unsec’d. Notes
2.900%	10/28/24		60	58,690
3.800%	04/19/23		20	20,207
7.375%	01/15/26		60	64,919
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.500%	10/20/25		110	110,782
4.750%	10/20/28		120	121,072
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27		60	62,468
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27		1,515	1,619,660
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.,
Sr. Sec’d. Notes, 144A
8.000%	09/20/25		48	51,102
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26		90	88,614
4.625%	04/15/29		140	133,280
				2,518,730
Auto Manufacturers — 0.1%
American Honda Finance Corp.,
Sr. Unsec’d. Notes
0.750%	11/25/26	GBP	125	152,467
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32(a)		85	75,906
4.750%	01/15/43		1,106	1,000,735
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/10/29		200	178,186
4.950%	05/28/27		200	203,339
General Motors Co.,
Sr. Unsec’d. Notes
4.875%	10/02/23		100	103,046
6.250%	10/02/43		1,265	1,443,598
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
2.350%	01/08/31		55	47,524
3.100%	01/12/32		15	13,497

A17

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
4.810%	09/17/30		515	$511,922
RCI Banque SA (France),
Sr. Unsec’d. Notes, EMTN
2.000%	07/11/24	EUR	240	266,934
Volkswagen International Finance NV (Germany),
Gtd. Notes
3.875%(ff)	06/17/29(oo)	EUR	300	326,904
Volvo Car AB (Sweden),
Gtd. Notes, EMTN
2.500%	10/07/27	EUR	725	803,034
				5,127,092
Auto Parts & Equipment — 0.0%
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	03/15/26(a)		354	358,429
Dana, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/30		119	108,823
4.500%	02/15/32		100	89,685
5.625%	06/15/28		175	176,855
				733,792
Banks — 1.1%
ABN AMRO Bank NV (Netherlands),
Covered Bonds, EMTN
0.400%	09/17/41	EUR	100	91,399
Agricultural Development Bank of China (China),
Sr. Unsec’d. Notes
3.800%	10/27/30	CNH	1,000	164,139
BAC Capital Trust XIV,
Ltd. Gtd. Notes, Series G, 3 Month LIBOR + 0.400% (Cap 0.000%, Floor 4.000%)
4.000%(c)	04/18/22(a)(oo)		990	855,695
Banco Espirito Santo SA (Portugal),
Sr. Unsec’d. Notes, EMTN
4.000%	01/21/19(d)	EUR	700	112,284
Banco Mercantil del Norte SA (Mexico),
Jr. Sub. Notes, 144A
7.625%(ff)	01/10/28(oo)		200	197,839
Bank of America Corp.,
Jr. Sub. Notes, Series MM
4.300%(ff)	01/28/25(oo)		1,425	1,353,072
Jr. Sub. Notes, Series RR
4.375%(ff)	01/27/27(oo)		150	141,125
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32		130	118,400
2.972%(ff)	02/04/33		50	46,897
Sr. Unsec’d. Notes, MTN
2.676%(ff)	06/19/41		1,010	856,005
2.884%(ff)	10/22/30		60	56,855
3.970%(ff)	03/05/29		240	244,065
4.078%(ff)	04/23/40		355	364,315
4.271%(ff)	07/23/29		275	284,006
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, Series N
2.651%(ff)	03/11/32		2,675	$2,459,657
Sub. Notes
2.482%(ff)	09/21/36		50	43,058
Sub. Notes, MTN
4.000%	01/22/25		265	269,934
Barclays PLC (United Kingdom),
Jr. Sub. Notes
7.750%(ff)	09/15/23(oo)		200	207,000
Sr. Unsec’d. Notes
4.375%	01/12/26		225	229,984
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.323%(ff)	01/13/27		1,425	1,298,035
2.591%(ff)	01/20/28		245	230,543
2.871%(ff)	04/19/32		435	397,571
Sub. Notes, EMTN
1.125%(ff)	01/15/32	EUR	100	104,654
BPCE SA (France),
Sr. Unsec’d. Notes, 144A
1.652%(ff)	10/06/26		250	231,132
2.045%(ff)	10/19/27		250	230,376
Citigroup, Inc.,
Jr. Sub. Notes
3.875%(ff)	02/18/26(oo)		525	496,575
Jr. Sub. Notes, Series P
5.950%(ff)	05/15/25(oo)		420	430,669
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)		9	8,644
Sr. Unsec’d. Notes
2.666%(ff)	01/29/31		700	650,277
3.057%(ff)	01/25/33		70	65,520
3.980%(ff)	03/20/30		25	25,449
4.075%(ff)	04/23/29		3,903	3,985,154
8.125%	07/15/39		150	227,171
Sr. Unsec’d. Notes, Series VAR
3.070%(ff)	02/24/28		65	63,428
Sub. Notes
4.400%	06/10/25		185	190,367
5.300%	05/06/44		100	113,735
Cooperatieve Rabobank UA (Netherlands),
Covered Bonds, EMTN
0.010%	07/02/30	EUR	100	100,677
0.125%	12/01/31	EUR	500	497,140
Sr. Unsec’d. Notes, GMTN
3.500%	12/14/26	AUD	100	71,896
Credit Agricole SA (France),
Jr. Sub. Notes, 144A
7.500%(ff)	06/23/26(oo)	GBP	120	168,321
Sr. Unsec’d. Notes, EMTN
0.375%	04/20/28	EUR	200	203,628
Credit Suisse Group AG (Switzerland),
Jr. Sub. Notes, 144A
5.250%(ff)	02/11/27(oo)		800	738,787
7.250%(ff)	09/12/25(oo)		200	202,300

A18

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, 144A
3.091%(ff)	05/14/32		1,190	$1,070,691
Sr. Unsec’d. Notes, EMTN
0.625%	01/18/33	EUR	100	89,828
Danske Bank A/S (Denmark),
Jr. Sub. Notes, EMTN
5.875%(ff)	04/06/22(oo)	EUR	260	287,625
Sub. Notes, EMTN
2.500%(ff)	06/21/29	EUR	355	399,599
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.552%(ff)	01/07/28		150	138,618
Sr. Unsec’d. Notes, EMTN
0.750%(ff)	02/17/27	EUR	300	314,000
Emirates NBD Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes
3.050%	02/26/30	AUD	220	151,309
Sr. Unsec’d. Notes, MTN
4.750%	02/09/28	AUD	150	115,417
First Abu Dhabi Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
3.500%	07/02/25	CNH	1,000	156,767
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U
3.650%(ff)	08/10/26(oo)		215	196,690
Jr. Sub. Notes, Series V
4.125%(ff)	11/10/26(oo)		110	103,199
Sr. Unsec’d. Notes
1.948%(ff)	10/21/27		45	41,840
2.383%(ff)	07/21/32		595	528,732
2.650%(ff)	10/21/32		65	59,039
3.102%(ff)	02/24/33		60	56,616
3.210%(ff)	04/22/42		20	17,961
3.375%	03/27/25	EUR	150	175,985
3.814%(ff)	04/23/29		1,675	1,686,439
4.017%(ff)	10/31/38		800	806,040
4.223%(ff)	05/01/29		105	107,556
Sub. Notes
5.150%	05/22/45		190	213,202
6.750%	10/01/37		120	151,588
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
6.375%(ff)	03/30/25(oo)		200	207,250
Sr. Unsec’d. Notes
1.645%(ff)	04/18/26		200	188,535
3.000%(ff)	07/22/28	GBP	300	389,821
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
0.250%(ff)	02/18/29	EUR	100	101,055
1.726%(ff)	04/01/27		700	646,545
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)		1,425	1,373,422
Sr. Unsec’d. Notes
0.991%(ff)	04/28/26	GBP	100	124,253
2.069%(ff)	06/01/29		640	588,331
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
2.522%(ff)	04/22/31		40	$37,040
2.525%(ff)	11/19/41		3,095	2,562,327
3.702%(ff)	05/06/30		129	129,903
3.897%(ff)	01/23/49		30	30,374
Kreditanstalt fuer Wiederaufbau (Germany),
Gov’t. Gtd. Notes
0.375%	04/23/25	EUR	200	220,512
Gov’t. Gtd. Notes, EMTN
0.875%	07/04/39	EUR	225	235,111
MFB Magyar Fejlesztesi Bank Zrt (Hungary),
Gov’t. Gtd. Notes
1.375%	06/24/25	EUR	100	110,341
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
2.239%(ff)	07/21/32		280	248,265
2.699%(ff)	01/22/31		3,870	3,620,351
4.431%(ff)	01/23/30		70	73,295
Sr. Unsec’d. Notes, MTN
2.802%(ff)	01/25/52		10	8,362
2.943%(ff)	01/21/33		380	356,067
Sub. Notes
2.484%(ff)	09/16/36		125	107,312
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.269%(ff)	03/22/25		245	247,937
Sr. Unsec’d. Notes, EMTN
1.750%(ff)	03/02/26	EUR	100	111,323
Sub. Notes
3.622%(ff)	08/14/30	GBP	100	131,154
Nederlandse Waterschapsbank NV (Netherlands),
Sr. Unsec’d. Notes, EMTN
0.000%	11/16/26	EUR	838	892,542
QNB Finance Ltd. (Qatar),
Gtd. Notes, MTN
4.900%	02/01/28	AUD	100	77,044
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
1.488%(ff)	12/14/26		1,350	1,226,421
Sub. Notes, EMTN
1.000%(ff)	11/24/30	EUR	300	316,525
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, Series FXD, MTN
1.450%	01/10/25		65	62,392
U.S. Bancorp,
Jr. Sub. Notes
3.700%(ff)	01/15/27(oo)		300	272,005
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
4.253%	03/23/28		235	239,853
Sr. Unsec’d. Notes, EMTN
0.250%(ff)	11/05/28	EUR	200	203,802
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A
2.569%(ff)	09/22/26		365	338,317
3.127%(ff)	06/03/32(a)		425	374,282

A19

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Wells Fargo & Co.,
Sr. Unsec’d. Notes, EMTN
2.000%	04/27/26	EUR	150	$169,605
Sr. Unsec’d. Notes, MTN
2.879%(ff)	10/30/30		115	109,461
4.478%(ff)	04/04/31(a)		2,270	2,401,862
5.013%(ff)	04/04/51		140	165,826
				44,395,342
Beverages — 0.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36		80	86,948
4.900%	02/01/46		990	1,099,969
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.350%	06/01/40		60	62,545
4.500%	06/01/50		160	171,753
5.550%	01/23/49		10	12,144
5.800%	01/23/59		40	50,166
				1,483,525
Biotechnology — 0.0%
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.600%	10/01/40		5	4,202
Royalty Pharma PLC,
Gtd. Notes
2.200%	09/02/30		75	65,676
				69,878
Building Materials — 0.1%
Carrier Global Corp.,
Sr. Unsec’d. Notes
3.377%	04/05/40		15	13,653
CRH Funding BV (Ireland),
Gtd. Notes, EMTN
1.875%	01/09/24	EUR	175	197,262
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28(a)		650	624,695
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
2.400%	07/15/31		50	44,895
Masonite International Corp.,
Gtd. Notes, 144A
3.500%	02/15/30		75	67,602
Owens Corning,
Sr. Unsec’d. Notes
4.300%	07/15/47		667	655,192
4.400%	01/30/48		40	39,974
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30		225	206,136
				1,849,409
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Chemicals — 0.1%
Ashland Services BV,
Gtd. Notes
2.000%	01/30/28	EUR	500	$510,258
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43		50	53,836
5.375%	03/15/44		50	56,462
Ecolab, Inc.,
Sr. Unsec’d. Notes
2.700%	12/15/51		30	25,753
LYB International Finance BV,
Gtd. Notes
5.250%	07/15/43		820	911,984
LYB International Finance III LLC,
Gtd. Notes
3.375%	10/01/40		208	186,824
Sasol Financing USA LLC (South Africa),
Gtd. Notes
5.875%	03/27/24		640	649,075
Valvoline, Inc.,
Gtd. Notes, 144A
4.250%	02/15/30		4	3,659
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31		161	139,481
				2,537,332
Commercial Services — 0.1%
California Institute of Technology,
Sr. Unsec’d. Notes
3.650%	09/01/2119		95	82,233
4.700%	11/01/2111		5	5,591
Cleveland Clinic Foundation (The),
Unsec’d. Notes
4.858%	01/01/2114		10	11,272
DP World PLC (United Arab Emirates),
Sr. Unsec’d. Notes
2.375%	09/25/26	EUR	100	111,790
4.250%	09/25/30	GBP	100	137,527
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.300%	12/01/26		1,201	1,199,611
Johns Hopkins University,
Sr. Unsec’d. Notes, Series A
2.813%	01/01/60		15	12,359
Leland Stanford Junior University (The),
Unsec’d. Notes
3.647%	05/01/48		15	15,583
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116		35	34,599
4.678%	07/01/2114		5	5,808
Nexi SpA (Italy),
Sr. Unsec’d. Notes
2.125%	04/30/29	EUR	880	884,891

A20

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Northeastern University,
Unsec’d. Notes, Series 2020
2.894%	10/01/50	50	$42,711
President & Fellows of Harvard College,
Unsec’d. Notes
2.517%	10/15/50	5	4,272
3.150%	07/15/46	20	19,208
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sr. Sec’d. Notes, 144A
5.750%	04/15/26	40	40,796
PSA Treasury Pte Ltd. (Singapore),
Gtd. Notes, GMTN
2.500%	04/12/26	200	196,635
S&P Global, Inc.,
Gtd. Notes, 144A
2.700%	03/01/29	45	43,612
Sr. Unsec’d. Notes, 144A
2.450%	03/01/27	70	68,116
3.700%	03/01/52	40	40,579
United Rentals North America, Inc.,
Gtd. Notes
3.875%	02/15/31(a)	30	28,367
4.875%	01/15/28	576	585,200
5.250%	01/15/30	110	113,413
University of Southern California,
Unsec’d. Notes, Series 2017
3.841%	10/01/47	20	21,192
Washington University (The),
Sr. Unsec’d. Notes
4.349%	04/15/2122	290	290,000
Wesleyan University,
Unsec’d. Notes
4.781%	07/01/2116	70	78,422
Yale University,
Unsec’d. Notes, Series 2020
1.482%	04/15/30	10	9,030
			4,082,817
Computers — 0.0%
Apple, Inc.,
Sr. Unsec’d. Notes
3.450%	02/09/45	35	34,725
Cosmetics/Personal Care — 0.0%
GSK Consumer Healthcare Capital US LLC,
Gtd. Notes, 144A
3.375%	03/24/27	250	250,121
Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28	510	477,329
Diversified Financial Services — 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
2.450%	10/29/26	150	138,665
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
BOC Aviation Ltd. (Singapore),
Sr. Unsec’d. Notes, 144A, MTN
3.500%	09/18/27		200	$196,450
CDP Financial, Inc. (Canada),
Gtd. Notes
5.600%	11/25/39		250	326,299
CPPIB Capital, Inc. (Canada),
Gtd. Notes, EMTN
0.250%	04/06/27	EUR	603	641,660
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 144A
4.050%(cc)	12/21/65		630	486,103
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
0.700%	06/15/23		500	492,380
3.000%	06/15/50		25	21,898
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.,
Sr. Unsec’d. Notes
2.625%	10/15/31		115	103,574
Nasdaq, Inc.,
Sr. Unsec’d. Notes
3.250%	04/28/50		50	43,271
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31		200	179,619
2.999%	01/22/32		200	183,737
OneMain Finance Corp.,
Gtd. Notes
7.125%	03/15/26(a)		765	817,805
Ontario Teachers’ Finance Trust (Canada),
Gtd. Notes
0.500%	05/06/25	EUR	374	409,160
2.000%	04/16/31		658	613,982
Gtd. Notes, EMTN
0.100%	05/19/28	EUR	760	786,116
0.900%	05/20/41	EUR	226	218,233
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A
4.500%	03/15/23		30	30,203
5.250%	08/15/22		4	4,033
5.500%	02/15/24		70	71,655
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
3.950%	04/23/30		400	383,484
Sr. Unsec’d. Notes, GMTN
1.841%	09/21/28	EUR	100	102,064
PSP Capital, Inc. (Canada),
Gtd. Notes, 144A
1.625%	10/26/28		609	569,865
Societe Generale SFH SA (France),
Covered Bonds
0.750%	01/29/27	EUR	200	218,808
The Vanguard Group Inc.,
Unsec’d. Notes
3.050%	08/22/50^		220	188,981
				7,228,045

A21

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric — 0.2%
Bulgarian Energy Holding EAD (Bulgaria),
Sr. Unsec’d. Notes
2.450%	07/22/28	EUR	200	$195,372
Cadent Finance PLC (United Kingdom),
Gtd. Notes, EMTN
0.625%	03/19/30	EUR	255	255,140
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31		15	13,441
4.500%	02/15/28		15	14,637
Sr. Unsec’d. Notes, 144A
5.000%	02/01/31		20	18,215
5.125%	03/15/28		1,500	1,430,952
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A
4.688%	05/15/29		240	236,905
Sr. Unsec’d. Notes
5.000%	09/29/36		158	154,270
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.200%	12/01/51		15	13,286
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
4.250%	06/01/28		150	155,970
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.250%	07/12/31		200	177,140
Gtd. Notes, EMTN
0.500%	06/17/30	EUR	100	99,018
Engie SA (France),
Jr. Sub. Notes
3.250%(ff)	11/28/24(oo)	EUR	200	226,707
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28		200	204,374
Sr. Unsec’d. Notes, 144A, MTN
6.750%	08/06/23		200	196,950
Exelon Corp.,
Sr. Unsec’d. Notes
4.450%	04/15/46		90	94,059
Sr. Unsec’d. Notes, 144A
3.350%	03/15/32		50	48,776
4.100%	03/15/52		10	10,181
Iberdrola International BV (Spain),
Gtd. Notes, Series NC5
1.874%(ff)	01/28/26(oo)	EUR	200	214,059
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, EMTN
7.750%	12/15/27		250	292,240
Niagara Mohawk Power Corp.,
Sr. Unsec’d. Notes, 144A
2.759%	01/10/32		5	4,599
NRG Energy, Inc.,
Gtd. Notes
6.625%	01/15/27		175	180,598
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Gtd. Notes, 144A
3.625%	02/15/31		64	$56,384
Sr. Sec’d. Notes, 144A
2.000%	12/02/25(a)		405	381,424
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
2.750%	02/01/27	EUR	145	159,082
Pacific Gas & Electric Co.,
First Mortgage
3.300%	08/01/40		20	16,399
4.550%	07/01/30		505	501,076
Sr. Sec’d. Notes
3.250%	06/01/31		50	45,218
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes
1.875%	11/05/31	EUR	100	97,021
Sr. Unsec’d. Notes, 144A
1.875%	11/05/31	EUR	200	194,041
PG&E Corp.,
Sr. Sec’d. Notes
5.250%	07/01/30(a)		675	653,933
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
2.450%	11/15/31		25	22,690
Puget Energy, Inc.,
Sr. Sec’d. Notes
2.379%	06/15/28		225	206,259
Sempra Energy,
Sr. Unsec’d. Notes
3.300%	04/01/25		35	35,016
Southwestern Public Service Co.,
First Mortgage
4.500%	08/15/41		50	53,139
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
2.450%	12/15/50		10	8,042
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)		150	146,020
8.000%(ff)	10/15/26(oo)		725	729,476
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		245	240,934
Sr. Sec’d. Notes, 144A
3.550%	07/15/24		100	99,108
3.700%	01/30/27		455	436,235
				8,318,386
Electrical Components & Equipment — 0.0%
WESCO Distribution, Inc.,
Gtd. Notes, 144A
7.250%	06/15/28		475	504,209
Electronics — 0.0%
Sensata Technologies, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31		10	9,264

A22

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Engineering & Construction — 0.1%
Aeroporti di Roma SpA (Italy),
Sr. Unsec’d. Notes, EMTN
1.750%	07/30/31	EUR	255	$258,112
Cellnex Finance Co. SA (Spain),
Gtd. Notes, EMTN
2.000%	02/15/33	EUR	1,400	1,321,158
Heathrow Funding Ltd. (United Kingdom),
Sr. Sec’d. Notes, EMTN
1.500%	02/11/30	EUR	150	156,667
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		250	238,441
5.500%	07/31/47		250	220,512
				2,194,890
Entertainment — 0.0%
Caesars Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
4.625%	10/15/29		125	117,236
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
7.625%	04/15/26		600	624,597
Magallanes, Inc.,
Gtd. Notes, 144A
3.638%	03/15/25		65	65,302
3.755%	03/15/27		60	59,913
4.054%	03/15/29		60	60,293
4.279%	03/15/32		25	25,141
5.050%	03/15/42		270	275,452
5.141%	03/15/52		230	235,459
5.391%	03/15/62		90	92,990
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29		5	4,706
Sr. Unsec’d. Notes, 144A
7.750%	04/15/25		4	4,160
				1,565,249
Foods — 0.1%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.250%	03/15/26		10	9,447
3.500%	03/15/29		95	85,759
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
3.250%	02/16/26	GBP	1,190	1,444,161
Bellis Finco PLC (United Kingdom),
Gtd. Notes
4.000%	02/16/27	GBP	500	583,347
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	01/15/30		37	37,730
Kraft Heinz Foods Co.,
Gtd. Notes
4.250%	03/01/31		10	10,320
4.375%	06/01/46		465	461,096
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Foods (cont’d.)
4.875%	10/01/49		155	$163,418
5.000%	06/04/42		10	10,672
5.200%	07/15/45		55	59,507
5.500%	06/01/50		24	27,340
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30		125	116,747
4.375%	01/31/32		125	116,716
Post Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31		150	132,944
Sigma Alimentos SA de CV (Mexico),
Gtd. Notes
4.125%	05/02/26		200	201,256
				3,460,460
Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes
4.500%	08/01/24		225	231,230
Suzano Austria GmbH (Brazil),
Gtd. Notes
3.750%	01/15/31		80	75,301
				306,531
Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/20/27		45	44,842
5.875%	08/20/26		625	623,877
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.001%	08/01/29		75	71,542
National Grid Gas PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
1.125%	01/14/33	GBP	100	105,458
Terega SA (France),
Sr. Unsec’d. Notes
0.875%	09/17/30	EUR	200	193,868
				1,039,587
Healthcare-Products — 0.1%
American Medical Systems Europe BV,
Gtd. Notes
1.625%	03/08/31	EUR	100	107,936
Avantor Funding, Inc.,
Sr. Sec’d. Notes
2.625%	11/01/25	EUR	1,355	1,519,059
Baxter International, Inc.,
Sr. Unsec’d. Notes, 144A
0.868%	12/01/23		75	72,621
Mozart Debt Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		75	69,371

A23

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Products (cont’d.)
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29	75	$69,779
			1,838,766
Healthcare-Services — 0.1%
Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes
4.272%	08/15/48	25	27,143
Unsec’d. Notes, Series 2020
2.211%	06/15/30	30	27,790
3.008%	06/15/50	50	44,236
Anthem, Inc.,
Sr. Unsec’d. Notes
3.600%	03/15/51	35	33,706
4.625%	05/15/42	20	21,913
Ascension Health,
Sr. Unsec’d. Notes
3.945%	11/15/46	5	5,232
Sr. Unsec’d. Notes, Series B
2.532%	11/15/29	15	14,451
3.106%	11/15/39	10	9,319
BayCare Health System, Inc.,
Sr. Unsec’d. Notes, Series 2020
3.831%	11/15/50	5	5,159
Bon Secours Mercy Health, Inc.,
Sec’d. Notes, Series 20-2
2.095%	06/01/31	75	67,006
Centene Corp.,
Sr. Unsec’d. Notes
4.250%	12/15/27	40	40,154
4.625%	12/15/29	20	20,206
CommonSpirit Health,
Sr. Sec’d. Notes
3.817%	10/01/49	60	58,644
3.910%	10/01/50	125	119,523
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31(a)	750	657,868
4.625%	06/01/30	20	18,692
Dignity Health,
Sec’d. Notes
5.267%	11/01/64	120	140,474
Hackensack Meridian Health, Inc.,
Sec’d. Notes, Series 2020
2.675%	09/01/41	85	72,395
Sr. Sec’d. Notes
4.211%	07/01/48	100	107,572
HCA, Inc.,
Gtd. Notes
3.500%	09/01/30	145	139,975
5.375%	02/01/25	10	10,423
5.375%	09/01/26	10	10,534
5.625%	09/01/28	10	10,810
5.875%	02/01/29	4	4,386
7.500%	11/15/95	130	156,001
7.690%	06/15/25	10	11,041
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Sr. Sec’d. Notes
3.500%	07/15/51		610	$528,560
Indiana University Health, Inc. Obligated Group,
Sec’d. Notes
3.970%	11/01/48		20	20,829
IQVIA, Inc.,
Gtd. Notes
2.250%	03/15/29	EUR	1,390	1,408,946
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47		55	59,236
Unsec’d. Notes, Series 2021
2.810%	06/01/41		20	17,601
Mayo Clinic,
Unsec’d. Notes, Series 2016
4.128%	11/15/52		15	16,281
Methodist Hospital (The),
Unsec’d. Notes, Series 20A
2.705%	12/01/50		65	53,626
Montefiore Obligated Group,
Unsec’d. Notes
4.287%	09/01/50		15	12,850
New York & Presbyterian Hospital (The),
Unsec’d. Notes
4.063%	08/01/56		30	32,335
4.763%	08/01/2116		5	5,398
Unsec’d. Notes, Series 2019
3.954%	08/01/2119		30	27,760
OhioHealth Corp.,
Unsec’d. Notes, Series 2020
3.042%	11/15/50		5	4,425
Orlando Health Obligated Group,
Sr. Unsec’d. Notes
3.327%	10/01/50		20	18,259
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2018
4.787%	11/15/48		5	5,846
Piedmont Healthcare, Inc.,
Sec’d. Notes
2.864%	01/01/52		160	129,682
Sec’d. Notes, Series 2042
2.719%	01/01/42		205	169,041
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.,
Gtd. Notes, 144A
9.750%	12/01/26		500	523,477
Tenet Healthcare Corp.,
Sr. Sec’d. Notes, 144A
5.125%	11/01/27		145	145,748
Texas Health Resources,
Sec’d. Notes
4.330%	11/15/55		5	5,553
Sec’d. Notes, Series 2019
3.372%	11/15/51		5	4,685
Trinity Health Corp.,
Sr. Unsec’d. Notes, Series 2021
2.632%	12/01/40		75	62,559

A24

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.500%	08/15/39		20	$19,877
4.375%	03/15/42		50	54,444
4.750%	07/15/45		10	11,591
Willis-Knighton Medical Center,
Sec’d. Notes, Series 2018
4.813%	09/01/48		85	96,599
				5,269,861
Home Builders — 0.0%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
4.625%	04/01/30		175	152,555
6.625%	01/15/28		4	4,094
Beazer Homes USA, Inc.,
Gtd. Notes
7.250%	10/15/29		4	4,029
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A (original cost $423,750; purchased 06/28/21)(f)
6.250%	09/15/27		400	391,890
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27		5	5,192
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
6.625%	07/15/27		350	360,947
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30		20	19,552
				938,259
Insurance — 0.1%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.400%	06/30/30		70	69,906
4.375%	06/30/50		15	16,438
4.800%	07/10/45		10	11,269
Assicurazioni Generali SpA (Italy),
Jr. Sub. Notes, EMTN
4.596%(ff)	11/21/25(oo)	EUR	305	354,393
AXA SA (France),
Sub. Notes, EMTN
5.125%(ff)	07/04/43	EUR	100	116,557
Berkshire Hathaway Finance Corp.,
Gtd. Notes
2.000%	03/18/34	EUR	100	110,522
Brighthouse Financial, Inc.,
Sr. Unsec’d. Notes
5.625%	05/15/30		175	192,815
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes, 144A
3.500%	04/04/25		35	34,972
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
3.375%	03/03/31		965	903,644
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Insurance (cont’d.)
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.600%	08/19/49		25	$23,471
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.569%	02/01/29		1,135	1,203,626
Northwestern Mutual Global Funding,
Sr. Sec’d. Notes, 144A, MTN
1.700%	06/01/28		75	68,728
Pension Insurance Corp. PLC (United Kingdom),
Sub. Notes
5.625%	09/20/30	GBP	205	295,857
Principal Financial Group, Inc.,
Gtd. Notes
2.125%	06/15/30		75	68,071
Swiss Re Finance UK PLC,
Gtd. Notes, EMTN
2.714%(ff)	06/04/52	EUR	200	213,435
Unum Group,
Sr. Unsec’d. Notes
4.125%	06/15/51		135	118,530
				3,802,234
Internet — 0.0%
Alibaba Group Holding Ltd. (China),
Sr. Unsec’d. Notes
3.150%	02/09/51		300	232,056
4.200%	12/06/47		320	296,183
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.700%	06/03/60		860	713,348
4.050%	08/22/47		20	21,785
Expedia Group, Inc.,
Gtd. Notes
2.950%	03/15/31		185	171,660
Prosus NV (China),
Sr. Unsec’d. Notes, 144A
3.257%	01/19/27		200	182,733
				1,617,765
Iron/Steel — 0.0%
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes
3.250%	01/15/31		135	130,903
3.450%	04/15/30		794	782,773
				913,676
Lodging — 0.0%
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
3.625%	02/15/32		20	18,084
5.375%	05/01/25		30	30,692
5.750%	05/01/28		14	14,488
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.875%	04/01/27		10	10,078

A25

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Lodging (cont’d.)
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
2.900%	06/25/25		10	$9,313
3.200%	08/08/24		110	106,162
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series HH
2.850%	04/15/31		165	150,819
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.125%	08/08/25		400	396,106
5.400%	08/08/28		200	196,924
Sr. Unsec’d. Notes, 144A
2.550%	03/08/27		200	173,202
				1,105,868
Machinery-Diversified — 0.1%
TK Elevator Midco GmbH (Germany),
Sr. Sec’d. Notes, 144A
4.375%	07/15/27	EUR	960	1,049,050
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.950%	09/15/28		945	998,414
				2,047,464
Media — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32		240	219,628
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31		25	22,787
4.750%	02/01/32		10	9,319
5.000%	02/01/28		10	9,902
5.125%	05/01/27		51	51,094
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.500%	06/01/41		35	29,273
3.900%	06/01/52		1,630	1,379,824
4.800%	03/01/50		10	9,529
5.050%	03/30/29		100	105,899
Comcast Corp.,
Gtd. Notes, 144A
2.937%	11/01/56		38	31,691
CSC Holdings LLC,
Gtd. Notes, 144A
4.500%	11/15/31		200	179,240
6.500%	02/01/29		925	933,303
Discovery Communications LLC,
Gtd. Notes
4.125%	05/15/29		200	202,240
5.300%	05/15/49		820	863,534
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29		60	51,081
5.875%	11/15/24		25	24,979
7.750%	07/01/26(a)		500	496,278
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Media (cont’d.)
Paramount Global,
Sr. Unsec’d. Notes
4.600%	01/15/45		930	$907,240
4.950%	01/15/31		205	217,912
Time Warner Cable LLC,
Sr. Sec’d. Notes
7.300%	07/01/38		360	437,638
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	02/15/25(a)		600	600,343
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.500%	05/15/29		210	207,958
Walt Disney Co. (The),
Gtd. Notes
2.750%	09/01/49		30	25,594
Ziggo BV (Netherlands),
Sr. Sec’d. Notes
2.875%	01/15/30	EUR	650	657,062
				7,673,348
Mining — 0.1%
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
4.000%	09/11/27		200	200,612
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes
3.150%	01/14/30		200	192,436
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A
6.875%	10/15/27		220	230,076
Freeport-McMoRan, Inc.,
Gtd. Notes
4.625%	08/01/30		20	20,447
Kinross Gold Corp. (Canada),
Gtd. Notes
4.500%	07/15/27		925	950,952
Newmont Corp.,
Gtd. Notes
2.250%	10/01/30		960	876,353
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
5.250%	11/08/42		80	90,798
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.250%	07/15/41		730	874,236
Yamana Gold, Inc. (Canada),
Gtd. Notes
4.625%	12/15/27		90	91,619
				3,527,529
Multi-National — 0.0%
European Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, GMTN
5.000%	10/06/26	IDR	3,449,000	235,008

A26

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Multi-National (cont’d.)
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes
0.000%	11/15/27	EUR	115	$122,224
Sr. Unsec’d. Notes, EMTN
1.125%	09/15/36	EUR	200	217,663
				574,895
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26		130	122,739
Oil & Gas — 0.6%
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A
2.875%	01/15/26		840	819,119
Apache Corp.,
Sr. Unsec’d. Notes
5.100%	09/01/40(a)		480	485,933
5.250%	02/01/42		110	110,002
5.350%	07/01/49		80	77,146
6.000%	01/15/37		40	44,832
7.375%	08/15/47		100	113,965
7.750%	12/15/29		20	23,561
Berry Petroleum Co. LLC,
Gtd. Notes, 144A
7.000%	02/15/26		60	59,278
BP Capital Markets America, Inc.,
Gtd. Notes
3.001%	03/17/52		40	34,384
3.379%	02/08/61		50	44,488
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
1.104%	11/15/34	EUR	100	98,181
3.625%(ff)	03/22/29(oo)	EUR	205	224,052
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
2.650%	01/15/32		10	9,052
3.750%	02/15/52		10	8,991
5.250%	06/15/37		1,065	1,157,176
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25		45	45,525
ConocoPhillips Co.,
Gtd. Notes, 144A
3.758%	03/15/42		25	25,411
Continental Resources, Inc.,
Gtd. Notes, 144A
5.750%	01/15/31		150	163,929
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.500%	01/15/30		14	14,373
5.000%	06/15/45		128	139,424
5.250%	10/15/27		32	33,071
5.850%	12/15/25		30	32,490
5.875%	06/15/28		40	42,253
7.875%	09/30/31		35	45,445
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
7.950%	04/15/32		10	$13,000
8.250%	08/01/23		150	159,112
Diamondback Energy, Inc.,
Gtd. Notes
3.250%	12/01/26		2,146	2,143,635
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.375%	06/26/26		220	222,958
5.875%	09/18/23		265	271,437
6.875%	04/29/30		204	214,636
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
4.500%	03/30/24		115	114,143
5.375%	03/30/28		250	241,848
5.875%	03/30/31		5	4,785
EQT Corp.,
Sr. Unsec’d. Notes
7.500%	02/01/30		20	23,189
Sr. Unsec’d. Notes, 144A
3.125%	05/15/26(a)		870	843,601
3.625%	05/15/31		50	47,733
Equinor ASA (Norway),
Gtd. Notes
3.700%	04/06/50		15	15,254
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes
2.500%	03/21/26	EUR	100	42,038
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27		50	51,363
5.600%	02/15/41		20	22,507
7.300%	08/15/31		55	67,485
Leviathan Bond Ltd. (Israel),
Sr. Sec’d. Notes, 144A
6.125%	06/30/25		10	10,171
Lundin Energy Finance BV (Netherlands),
Gtd. Notes, 144A
3.100%	07/15/31		630	584,131
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
3.800%	04/01/28		1,205	1,213,422
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
5.875%	02/01/29		10	10,138
7.125%	02/01/27		675	707,121
Northern Oil & Gas Inc.,
Sr. Unsec’d. Notes, 144A
8.125%	03/01/28		50	52,148
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.200%	08/15/26		80	78,524
4.100%	02/15/47		80	73,971
4.200%	03/15/48		240	225,119
4.296%(s)	10/10/36		950	509,682
4.400%	04/15/46		200	189,979
4.500%	07/15/44		150	143,434

A27

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
4.625%	06/15/45		350	$339,432
5.550%	03/15/26		45	47,797
5.875%	09/01/25		10	10,627
6.125%	01/01/31(a)		590	663,750
6.450%	09/15/36		100	117,519
6.600%	03/15/46		130	153,957
6.625%	09/01/30(a)		150	172,134
6.950%	07/01/24		70	75,148
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.299%	01/27/25		175	182,625
5.600%	01/03/31		200	202,748
6.625%	01/16/34	GBP	445	586,527
6.850%	06/05/2115		120	111,902
6.900%	03/19/49		35	34,888
7.250%	03/17/44		65	67,885
7.375%	01/17/27		106	118,208
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.500%	01/23/26		40	39,053
4.750%	02/26/29	EUR	700	717,620
5.350%	02/12/28		35	33,320
6.375%	01/23/45		209	167,063
6.500%	03/13/27		815	827,399
6.840%	01/23/30		212	210,653
7.690%	01/23/50		300	262,258
Gtd. Notes, EMTN
3.750%	02/21/24	EUR	300	332,606
4.875%	02/21/28	EUR	550	578,732
Gtd. Notes, MTN
6.875%	08/04/26		31	32,413
Petronas Capital Ltd. (Malaysia),
Gtd. Notes, 144A, MTN
2.480%	01/28/32		400	373,383
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
2.150%	01/15/31		710	639,248
Qatar Energy (Qatar),
Sr. Unsec’d. Notes, 144A
3.125%	07/12/41		200	182,923
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25(a)		535	541,944
5.000%	03/15/23		130	131,082
8.250%	01/15/29		180	197,244
SA Global Sukuk Ltd. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
2.694%	06/17/31		200	189,572
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
3.649%	04/29/31		1,135	1,065,254
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
2.250%	11/24/30		200	183,117
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Shell International Finance BV (Netherlands),
Gtd. Notes
2.875%	11/26/41		10	$8,992
Sinopec Group Overseas Development 2018 Ltd. (China),
Gtd. Notes
2.950%	11/12/29		200	192,430
Southwestern Energy Co.,
Gtd. Notes
4.750%	02/01/32(a)		740	739,137
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	03/04/51		240	230,416
TotalEnergies SE (France),
Jr. Sub. Notes, Series NC7, EMTN
1.625%(ff)	10/25/27(oo)	EUR	205	208,072
UGI International LLC,
Gtd. Notes, 144A
2.500%	12/01/29	EUR	150	140,469
Wintershall Dea Finance BV (Germany),
Gtd. Notes
1.823%	09/25/31	EUR	100	95,937
				23,354,129
Packaging & Containers — 0.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Gtd. Notes, 144A
5.250%	08/15/27		210	195,046
Verallia SA (France),
Gtd. Notes
1.625%	05/14/28	EUR	1,400	1,441,668
				1,636,714
Pharmaceuticals — 0.3%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.050%	11/21/39		2,175	2,243,662
4.250%	11/21/49		25	26,086
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27		61	60,822
9.250%	04/01/26(a)		1,370	1,403,379
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28		10	8,234
5.000%	02/15/29		35	27,274
5.250%	01/30/30		270	212,562
6.250%	02/15/29		1,160	958,319
7.250%	05/30/29		30	25,611
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
3.550%	03/15/42		40	39,610
3.700%	03/15/52		15	15,092
3.900%	03/15/62		10	10,102
Cigna Corp.,
Gtd. Notes
4.375%	10/15/28		1,150	1,209,618

A28

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Sr. Unsec’d. Notes
3.400%	03/15/50	135	$121,878
3.400%	03/15/51	540	488,113
CVS Health Corp.,
Sr. Unsec’d. Notes
2.700%	08/21/40	1,560	1,324,558
Teva Pharmaceutical Finance Co. LLC (Israel),
Gtd. Notes
6.150%	02/01/36(a)	290	291,211
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
2.800%	07/21/23	20	19,732
3.150%	10/01/26	197	178,488
4.100%	10/01/46(a)	1,417	1,115,044
5.125%	05/09/29(a)	520	500,753
7.125%	01/31/25	280	293,862
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46	160	158,183
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40	1,570	1,361,024
			12,093,217
Pipelines — 0.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29(a)	375	374,515
7.875%	05/15/26	25	27,064
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.625%	12/15/25	50	52,378
Cameron LNG LLC,
Sr. Sec’d. Notes, 144A
3.302%	01/15/35	10	9,398
Cheniere Energy Partners LP,
Gtd. Notes, 144A
3.250%	01/31/32	40	36,430
Cheniere Energy, Inc.,
Sr. Sec’d. Notes
4.625%	10/15/28	20	20,120
DCP Midstream LP,
Jr. Sub. Notes, Series A
7.375%(ff)	12/15/22(oo)	70	67,531
DCP Midstream Operating LP,
Gtd. Notes, 144A
6.450%	11/03/36	10	11,535
6.750%	09/15/37	170	199,584
EIG Pearl Holdings Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
3.545%	08/31/36(a)	400	381,972
Energy Transfer LP,
Jr. Sub. Notes, Series B
6.625%(ff)	02/15/28(oo)	280	250,746
Jr. Sub. Notes, Series F
6.750%(ff)	05/15/25(oo)	250	243,159
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	840	$818,770
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)	300	295,601
Sr. Unsec’d. Notes
5.400%	10/01/47	860	898,049
6.000%	06/15/48	230	255,682
6.100%	02/15/42	40	43,196
6.250%	04/15/49	20	22,941
6.500%	02/01/42	60	69,016
6.850%	02/15/40	30	34,214
Enterprise Products Operating LLC,
Gtd. Notes
3.125%	07/31/29	50	49,151
3.300%	02/15/53	10	8,551
4.250%	02/15/48	100	100,431
4.450%	02/15/43	25	25,185
5.100%	02/15/45	30	32,798
5.950%	02/01/41	40	47,485
6.125%	10/15/39	60	72,345
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates),
Sr. Sec’d. Notes, 144A
2.160%	03/31/34	192	177,170
Gulfstream Natural Gas System LLC,
Sr. Unsec’d. Notes, 144A
6.190%	11/01/25(a)	625	677,145
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.700%	11/01/42	540	537,748
Gtd. Notes, MTN
6.950%	01/15/38	10	12,536
Kinder Morgan, Inc.,
Gtd. Notes
5.050%	02/15/46	190	201,529
MPLX LP,
Sr. Unsec’d. Notes
4.950%	03/14/52	215	223,931
5.200%	03/01/47	515	555,179
5.500%	02/15/49	50	55,527
ONEOK, Inc.,
Gtd. Notes
4.450%	09/01/49	680	659,573
5.200%	07/15/48	95	101,538
Plains All American Pipeline LP,
Jr. Sub. Notes, Series B
6.125%(ff)	11/15/22(oo)	70	59,344
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
4.700%	06/15/44	100	93,928
5.150%	06/01/42	660	643,616
6.700%	05/15/36	50	55,131
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.875%	04/15/40	695	688,187

A29

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.000%	01/15/32		10	$9,598
4.875%	02/01/31		40	40,310
5.500%	03/01/30		20	20,781
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
7.850%	02/01/26		240	275,138
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29		25	24,316
4.125%	08/15/31		25	24,542
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.600%	02/01/25		30	29,795
3.950%	06/01/25		100	100,619
4.500%	03/01/28		110	111,714
4.550%	02/01/30		75	74,960
4.650%	07/01/26		20	20,407
5.300%	03/01/48		60	59,490
5.450%	04/01/44		180	182,625
5.500%	08/15/48		160	158,405
5.750%	02/01/50		555	544,368
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	11/15/30		150	148,422
3.750%	06/15/27		110	111,388
5.100%	09/15/45		10	10,784
5.750%	06/24/44		20	23,087
6.300%	04/15/40		80	96,631
8.750%	03/15/32		170	230,970
				11,488,279
Real Estate — 0.1%
Balder Finland OYJ (Sweden),
Gtd. Notes, EMTN
1.000%	01/20/29	EUR	255	248,486
Blackstone Property Partners Europe Holdings Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
2.200%	07/24/25	EUR	305	340,125
Howard Hughes Corp. (The),
Gtd. Notes, 144A
5.375%	08/01/28(a)		550	551,790
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A
5.250%	04/15/29		400	382,994
Logicor Financing Sarl (Luxembourg),
Gtd. Notes, EMTN
1.625%	07/15/27	EUR	305	324,219
Sun Hung Kai Properties Capital Market Ltd. (Hong Kong),
Gtd. Notes, EMTN
3.160%	01/25/28	CNH	2,000	300,876
Vonovia SE (Germany),
Sr. Unsec’d. Notes
1.000%	06/16/33	EUR	100	95,602
				2,244,092
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) — 0.3%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
2.500%	08/16/31		10	$8,850
4.050%	07/01/30		1,032	1,035,183
4.125%	05/15/29		145	148,498
Corporate Office Properties LP,
Gtd. Notes
2.750%	04/15/31		785	706,901
CTR Partnership LP/CareTrust Capital Corp.,
Gtd. Notes, 144A
3.875%	06/30/28		20	18,856
Digital Euro Finco LLC,
Gtd. Notes
1.125%	04/09/28	EUR	305	315,789
Diversified Healthcare Trust,
Gtd. Notes
9.750%	06/15/25		650	687,550
Sr. Unsec’d. Notes
4.750%	02/15/28		116	105,399
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/31		165	160,122
5.375%	04/15/26		845	882,210
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
4.500%	01/15/28		145	146,436
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
0.993%	10/15/26	EUR	200	206,461
3.500%	03/15/31		50	46,265
5.000%	10/15/27		20	20,347
Realty Income Corp.,
Sr. Unsec’d. Notes
3.100%	12/15/29(a)		1,005	980,256
Spirit Realty LP,
Gtd. Notes
2.700%	02/15/32		732	660,349
3.400%	01/15/30		185	178,366
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
7.875%	02/15/25		890	925,108
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.500%	02/15/25		10	9,849
4.250%	12/01/26		10	9,968
4.625%	12/01/29(a)		375	372,685
Welltower, Inc.,
Sr. Unsec’d. Notes
2.800%	06/01/31		1,435	1,338,583
4.125%	03/15/29		125	129,191
4.800%	11/20/28	GBP	205	297,719
WP Carey, Inc.,
Sr. Unsec’d. Notes
2.250%	04/01/33		655	561,668
				9,952,609

A30

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.500%	02/15/29		20	$18,480
3.875%	01/15/28		70	66,396
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.250%	10/30/25	EUR	1,355	1,495,221
Falabella SA (Chile),
Sr. Unsec’d. Notes, 144A
4.375%	01/27/25		200	206,809
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.250%	04/15/32		40	40,004
Sally Holdings LLC/Sally Capital, Inc.,
Sec’d. Notes, 144A
8.750%	04/30/25		100	104,505
Walmart, Inc.,
Sr. Unsec’d. Notes
1.800%	09/22/31		45	40,961
				1,972,376
Semiconductors — 0.1%
Broadcom, Inc.,
Gtd. Notes, 144A
2.600%	02/15/33		225	195,637
3.500%	02/15/41		1,165	1,039,881
Sr. Unsec’d. Notes, 144A
3.187%	11/15/36		7	6,151
Microchip Technology, Inc.,
Sr. Sec’d. Notes
4.333%	06/01/23		284	288,737
Micron Technology, Inc.,
Sr. Unsec’d. Notes
2.703%	04/15/32		30	27,225
NXP BV/NXP Funding LLC (China),
Gtd. Notes, 144A
4.625%	06/01/23		500	507,443
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes, 144A
3.400%	05/01/30		15	14,597
				2,079,671
Software — 0.0%
Electronic Arts, Inc.,
Sr. Unsec’d. Notes
2.950%	02/15/51		35	29,229
Microsoft Corp.,
Sr. Unsec’d. Notes
3.041%	03/17/62		35	32,741
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	05/15/22		250	250,115
3.600%	04/01/50		50	41,438
salesforce.com, Inc.,
Sr. Unsec’d. Notes
1.950%	07/15/31		25	22,836
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Software (cont’d.)
2.700%	07/15/41		15	$13,295
2.900%	07/15/51		10	8,928
Workday, Inc.,
Sr. Unsec’d. Notes
3.500%	04/01/27		90	90,184
3.700%	04/01/29		5	5,008
				493,774
Telecommunications — 0.3%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
5.500%	10/15/29		200	179,645
AT&T, Inc.,
Sr. Unsec’d. Notes
1.600%	05/19/28	EUR	175	195,001
3.500%	06/01/41		25	23,021
3.500%	09/15/53		40	35,367
3.550%	09/15/55		205	179,831
3.650%	09/15/59		1,480	1,300,427
CommScope Technologies LLC,
Gtd. Notes, 144A
5.000%	03/15/27		50	43,478
CommScope, Inc.,
Sr. Sec’d. Notes, 144A
6.000%	03/01/26(a)		775	783,693
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A
8.000%	12/31/26		500	465,000
Empresa Nacional de Telecomunicaciones SA (Chile),
Sr. Unsec’d. Notes, 144A
3.050%	09/14/32		150	136,163
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A
5.125%	10/15/26	EUR	425	476,207
NTT Finance Corp. (Japan),
Gtd. Notes, 144A
0.373%	03/03/23		475	467,767
Ooredoo International Finance Ltd. (Qatar),
Gtd. Notes, EMTN
2.625%	04/08/31		200	187,420
Orange SA (France),
Jr. Sub. Notes, EMTN
2.375%(ff)	01/15/25(oo)	EUR	200	222,909
Sr. Unsec’d. Notes, EMTN
1.625%	04/07/32	EUR	100	111,204
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32		64	86,184
Sprint Corp.,
Gtd. Notes
7.625%	02/15/25(a)		1,160	1,273,089
7.875%	09/15/23		34	36,144
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	02/15/26		14	13,196

A31

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
2.625%	02/15/29		40	$36,526
2.875%	02/15/31		40	36,074
Gtd. Notes, 144A
3.500%	04/15/31		60	56,543
Sr. Sec’d. Notes
2.550%	02/15/31		2,335	2,117,465
3.875%	04/15/30		245	246,029
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.850%	09/03/41		35	30,810
3.400%	03/22/41		1,320	1,242,315
3.550%	03/22/51		20	18,864
3.850%	11/01/42		10	9,930
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
3.250%	01/31/31	EUR	1,380	1,404,762
Sr. Sec’d. Notes, 144A
4.750%	07/15/31		200	188,241
				11,603,305
Transportation — 0.0%
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
2.450%	12/02/31		20	18,548
3.100%	12/02/51		5	4,446
CP - Comboios de Portugal EPE (Portugal),
Sr. Unsec’d. Notes
5.700%	03/05/30	EUR	200	282,667
Indian Railway Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
3.570%	01/21/32		200	189,684
Kazakhstan Temir Zholy National Co. JSC (Kazakhstan),
Gtd. Notes
3.250%	12/05/23	CHF	170	147,692
3.638%	06/20/22	CHF	100	97,097
La Poste SA (France),
Sr. Unsec’d. Notes, EMTN
0.000%	07/18/29	EUR	100	99,509
Russian Railways Via RZD Capital PLC (Russia),
Sr. Unsec’d. Notes
7.487%	03/25/31	GBP	135	8,867
Union Pacific Corp.,
Sr. Unsec’d. Notes
2.950%	03/10/52		30	26,622
XPO CNW, Inc.,
Sr. Unsec’d. Notes
6.700%	05/01/34		130	133,431
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.250%	05/01/25		10	10,340
				1,018,903
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Water — 0.0%
American Water Capital Corp.,
Sr. Unsec’d. Notes
3.250%	06/01/51	25	$22,808

Total Corporate Bonds (cost $224,856,234)			204,334,349
Municipal Bonds — 0.0%
California — 0.0%
State of California,
General Obligation Unlimited, Taxable, BABs
7.550%	04/01/39	5	7,433
University of California,
Taxable, Revenue Bonds, Series A
4.767%	05/15/2115	1	1,109
			8,542
Illinois — 0.0%
State of Illinois,
General Obligation Unlimited, Taxable
5.100%	06/01/33	10	10,623
Michigan — 0.0%
City of Detroit,
General Obligation Limited, Series B-1
4.000%(cc)	04/01/44	70	60,417
Michigan Finance Authority,
Taxable, Revenue Bonds
3.384%	12/01/40	40	38,214
Michigan State University,
Taxable, Revenue Bonds, Series A
4.165%	08/15/2122	355	347,486
University of Michigan,
Taxable, Revenue Bonds, Series A
4.454%	04/01/2122	600	644,567
			1,090,684
New Jersey — 0.0%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A
7.102%	01/01/41	30	42,727
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	2	2,924
			45,651
New York — 0.0%
Metropolitan Transportation Authority,
Revenue Bonds, BABs
6.548%	11/15/31	50	58,198
New York State Urban Development Corp.,
Taxable, Revenue Bonds, BABs, Series ST
5.770%	03/15/39	40	44,992
Port Authority of New York & New Jersey,
Consolidated, Taxable, Revenue Bonds
4.031%	09/01/48	10	10,356
Consolidated, Taxable, Revenue Bonds, Series 192
4.810%	10/15/65	20	23,644

A32

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
New York (cont’d.)
Revenue Bonds
4.458%	10/01/62	5	$5,587
			142,777
Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, Series A
4.048%	12/01/56	5	5,220
Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	10	13,036
Texas — 0.0%
City of San Antonio Electric & Gas Systems Revenue,
Revenue Bonds, BABs
5.985%	02/01/39	5	6,319
Dallas Fort Worth International Airport,
Taxable, Revenue Bonds, Series C
2.919%	11/01/50	15	13,255
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.922%	12/31/49	15	15,366
			34,940
Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series B
2.584%	11/01/51	315	265,197
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	20	19,835
			285,032

Total Municipal Bonds (cost $1,700,481)			1,636,505
Residential Mortgage-Backed Securities — 0.4%
Banc of America Funding Trust,
Series 2006-I, Class 4A1
3.255%(cc)	10/20/46	52	45,693
Series 2015-R02, Class 9A2, 144A
0.713%(cc)	03/27/36	1,340	1,321,102
Bellemeade Re Ltd. (Bermuda),
Series 2020-04A, Class M2B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)
4.057%(c)	06/25/30	1,470	1,471,309
Series 2022-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)
2.249%(c)	01/26/32	150	149,400
Series 2022-01, Class M1C, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)
3.799%(c)	01/26/32	330	316,978
BRAVO Residential Funding Trust,
Series 2022-R1, Class A, 144A
3.125%	01/29/70	288	275,203
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
BVRT Financing Trust,
Series 2021-04, Class F, 144A, SOFR + 2.000%
2.050%(c)	09/12/26^	896	$895,698
Connecticut Avenue Securities Trust,
Series 2019-R05, Class 1B1, 144A, 1 Month LIBOR + 4.100% (Cap N/A, Floor 0.000%)
4.557%(c)	07/25/39	120	119,700
Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)
2.507%(c)	01/25/40	31	30,626
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
3.249%(c)	12/25/41	570	528,821
Series 2022-R02, Class 2B1, 144A, 30 Day Average SOFR + 4.500% (Cap N/A, Floor 0.000%)
4.599%(c)	01/25/42	100	94,363
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)
6.349%(c)	03/25/42	75	76,773
Eagle Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
1.887%(c)	11/25/28	1,179	1,176,398
Series 2019-01, Class M2, 144A, 1 Month LIBOR + 3.300% (Cap N/A, Floor 0.000%)
3.757%(c)	04/25/29	200	200,197
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)
3.549%(c)	04/25/34	240	228,094
Fannie Mae Connecticut Avenue Securities,
Series 2014-C03, Class 1M2, 1 Month LIBOR + 3.000% (Cap N/A, Floor 3.000%)
3.457%(c)	07/25/24	272	273,087
Series 2015-C03, Class 2M2, 1 Month LIBOR + 5.000% (Cap N/A, Floor 0.000%)
5.457%(c)	07/25/25	1	1,077
Series 2017-C07, Class 1M2, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)
2.857%(c)	05/25/30	65	65,364
Series 2018-C01, Class 1M2, 1 Month LIBOR + 2.250% (Cap N/A, Floor 2.250%)
2.707%(c)	07/25/30	55	55,675
Series 2021-R02, Class 2B1, 144A, 30 Day Average SOFR + 3.300% (Cap N/A, Floor 0.000%)
3.399%(c)	11/25/41	90	83,470
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
2.099%(c)	11/25/41	40	38,154
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
4.099%(c)	11/25/50	205	199,871
Series 2021-DNA07, Class B1, 144A, 30 Day Average SOFR + 3.650% (Cap N/A, Floor 0.000%)
3.749%(c)	11/25/41	200	189,345

A33

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA01, Class B1, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 0.000%)
2.757%(c)	01/25/50	64	$61,140
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 0.000%)
2.307%(c)	02/25/50	119	118,384
Series 2020-DNA04, Class M2, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 0.000%)
4.207%(c)	08/25/50	19	19,143
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)
3.099%(c)	12/25/50	250	233,738
Series 2021-DNA01, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
1.899%(c)	01/25/51	61	59,773
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)
3.149%(c)	01/25/34	380	354,274
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
1.749%(c)	01/25/34	80	78,702
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)
3.499%(c)	10/25/41	250	230,641
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
3.249%(c)	12/25/33	30	25,497
Series 2021-HQA02, Class M2, 144A, 30 Day Average SOFR + 2.050% (Cap N/A, Floor 0.000%)
2.149%(c)	12/25/33	80	75,296
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
3.449%(c)	09/25/41	170	151,690
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
2.199%(c)	09/25/41	790	740,998
Series 2021-HQA04, Class B1, 144A, 30 Day Average SOFR + 3.750% (Cap N/A, Floor 0.000%)
3.849%(c)	12/25/41	40	35,952
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
2.449%(c)	12/25/41	100	93,986
Series 2022-DNA01, Class M1B, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 0.000%)
1.949%(c)	01/25/42	370	348,746
FHLMC Structured Agency Credit Risk Trust,
Series 2019-HQA2, Class M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 0.000%)
2.507%(c)	04/25/49	556	555,755
GCAT Asset-Backed Notes,
Series 2021-01, Class A1, 144A
2.487%	11/25/49	274	266,694
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Government National Mortgage Assoc.,
Series 2015-H30, Class FA, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.680%)
0.786%(c)	08/20/61	2	$1,982
Home Re Ltd. (Bermuda),
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)
1.699%(c)	01/25/34	220	216,029
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
2.899%(c)	01/25/34	350	329,922
HomeBanc Mortgage Trust,
Series 2005-03, Class M4, 1 Month LIBOR + 1.005% (Cap 11.500%, Floor 1.005%)
1.462%(c)	07/25/35	360	359,253
Lehman Mortgage Trust,
Series 2006-05, Class 2A2, IO, 1 Month LIBOR x (1) + 7.150% (Cap 7.150%, Floor 0.000%)
6.693%(c)	09/25/36	229	46,605
Oaktown Re VII Ltd. (Bermuda),
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
2.999%(c)	04/25/34	200	191,779
PMT Credit Risk Transfer Trust,
Series 2021-01R, Class A, 144A, 1 Month LIBOR + 2.900% (Cap N/A, Floor 2.900%)
3.357%(c)	02/27/24	157	158,193
Radnor Re Ltd. (Bermuda),
Series 2021-01, Class M1B, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 1.700%)
1.799%(c)	12/27/33	1,000	981,531
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 1.850%)
1.949%(c)	11/25/31	190	188,583
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)
3.799%(c)	11/25/31	300	290,965
Residential Asset Securitization Trust,
Series 2005-A15, Class 2A11, IO, 1 Month LIBOR x (1) + 5.550% (Cap 5.550%, Floor 0.000%)
5.093%(c)	02/25/36	1,433	267,193
RFMSI Trust,
Series 2003-S09, Class A1
6.500%	03/25/32	3	3,376
Towd Point Mortgage Trust,
Series 2021-SJ01, Class A1, 144A
2.250%(cc)	07/25/68	954	941,494
ZH Trust,
Series 2021-01, Class A, 144A
2.253%	02/18/27	100	98,445

Total Residential Mortgage-Backed Securities (cost $15,536,798)			15,362,157

A34

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds — 2.4%
1MDB Global Investments Ltd. (Malaysia),
Sr. Unsec’d. Notes
4.400%	03/09/23		1,000	$974,910
Andorra International Bond (Andorra),
Sr. Unsec’d. Notes, EMTN
1.250%	05/06/31	EUR	200	206,198
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
0.500%(cc)	07/09/30		824	276,207
1.000%	07/09/29		46	15,742
2.000%(cc)	01/09/38		308	116,393
Australia Government Bond (Australia),
Sr. Unsec’d. Notes, Series 150
3.000%	03/21/47	AUD	726	523,702
Sr. Unsec’d. Notes, Series 161
0.250%	11/21/25	AUD	966	667,236
Sr. Unsec’d. Notes, Series 162
1.750%	06/21/51	AUD	470	254,940
Sr. Unsec’d. Notes, Series 164
0.500%	09/21/26	AUD	286	195,299
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.220%	04/26/35	EUR	55	73,363
Sr. Unsec’d. Notes, EMTN
6.350%	11/30/41	EUR	50	85,271
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		1,179	1,193,213
Brazil Notas do Tesouro Nacional Serie B (Brazil),
Notes
6.000%	05/15/23	BRL	384	81,661
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
5.000%	01/27/45(a)		890	792,291
Bundesrepublik Deutschland Bundesanleihe (Germany),
Bonds
0.000%	08/15/31	EUR	80	84,366
0.000%	05/15/36	EUR	539	544,688
2.500%	07/04/44	EUR	285	442,014
Bonds, Series G
0.000%	08/15/50	EUR	118	109,936
Caisse d’Amortissement de la Dette Sociale (France),
Sr. Unsec’d. Notes, EMTN
0.125%	10/25/23	EUR	500	553,451
Canada Housing Trust No. 1 (Canada),
Gov’t. Gtd. Notes, 144A
2.350%	06/15/27	CAD	85	66,707
Canadian Government Bond (Canada),
Bonds
0.250%	03/01/26	CAD	594	437,639
2.000%	12/01/51	CAD	142	104,444
4.000%	06/01/41	CAD	161	158,948
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
2.550%	07/27/33		200	182,376
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
China Government Bond (China),
Bonds, Series INBK
3.020%	05/27/31	CNH	49,210	$7,834,046
3.270%	11/19/30	CNH	79,130	12,840,625
Sr. Unsec’d. Notes
3.310%	11/30/25	CNH	2,500	399,603
3.380%	11/21/24	CNH	2,000	320,504
3.390%	05/21/25	CNH	2,000	321,165
3.480%	06/29/27	CNH	5,500	891,789
3.950%	06/29/43	CNH	3,000	516,359
4.290%	05/22/29	CNH	1,000	169,767
China Government International Bond (China),
Sr. Unsec’d. Notes
0.250%	11/25/30	EUR	300	299,333
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.875%	04/25/27		250	240,580
Sr. Unsec’d. Notes, EMTN
3.875%	03/22/26	EUR	755	869,729
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
1.125%	06/19/29	EUR	100	103,746
1.500%	06/17/31	EUR	240	249,694
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, EMTN
1.250%	01/21/40	EUR	635	602,942
Czech Republic Government Bond (Czech Republic),
Bonds, Series 078
2.500%	08/25/28	CZK	2,660	111,337
Denmark Government Bond (Denmark),
Bonds
4.500%	11/15/39	DKK	380	89,590
Deutsche Bundesrepublik Inflation Linked Bond (Germany),
Bonds
0.500%	04/15/30	EUR	157	215,010
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
5.500%	02/22/29		295	292,344
5.875%	01/30/60		190	162,289
6.000%	07/19/28		250	254,280
European Financial Stability Facility (Supranational Bank),
Gov’t. Gtd. Notes
0.000%	10/15/25	EUR	90	97,507
0.400%	01/26/26	EUR	85	93,220
Gov’t. Gtd. Notes, EMTN
1.450%	09/05/40	EUR	200	227,506
European Stability Mechanism (Supranational Bank),
Sr. Unsec’d. Notes
0.000%	12/16/24	EUR	57	62,806
0.000%	12/15/26	EUR	120	128,260
European Union (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
0.000%	04/22/31	EUR	30	30,275
0.000%	07/04/35	EUR	80	75,568
0.200%	06/04/36	EUR	130	124,718
0.700%	07/06/51	EUR	89	84,806

A35

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Finland Government Bond (Finland),
Sr. Unsec’d. Notes, 144A
0.250%	09/15/40	EUR	85	$80,688
French Republic Government Bond OAT (France),
Bonds
0.000%	02/25/26	EUR	478	520,008
0.000%	11/25/31	EUR	1,192	1,205,958
Bonds, 144A
0.750%	05/25/53	EUR	100	91,497
Bonds, Series OATe, 144A
0.100%	07/25/31	EUR	141	184,413
Unsec’d. Notes, 144A
1.500%	05/25/50	EUR	20	22,801
Gabon Government International Bond (Gabon),
Sr. Unsec’d. Notes, 144A
7.000%	11/24/31		310	297,410
Ghana Government International Bond (Ghana),
Bank Gtd. Notes, 144A
10.750%	10/14/30		200	210,619
Hellenic Republic Government Bond (Greece),
Bonds, 144A
0.750%	06/18/31	EUR	9,663	9,136,821
Sr. Unsec’d. Notes, 144A
1.875%	02/04/35	EUR	400	400,374
Hungary Government Bond (Hungary),
Bonds, Series 30/A
3.000%	08/21/30	HUF	18,100	43,690
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
1.625%	04/28/32	EUR	465	489,128
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
0.900%	02/14/27	EUR	565	590,620
1.100%	03/12/33	EUR	225	216,646
3.500%	01/11/28		290	296,881
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	915	1,095,628
Indonesia Treasury Bond (Indonesia),
Bonds, Series 056
8.375%	09/15/26	IDR	331,000	25,557
Bonds, Series 059
7.000%	05/15/27	IDR	22,282,000	1,627,769
Bonds, Series 065
6.625%	05/15/33	IDR	3,241,000	220,700
Bonds, Series 068
8.375%	03/15/34	IDR	17,249,000	1,318,195
Bonds, Series 076
7.375%	05/15/48	IDR	47,000	3,302
Bonds, Series 078
8.250%	05/15/29	IDR	11,200,000	849,682
Bonds, Series 079
8.375%	04/15/39	IDR	8,230,000	632,521
Bonds, Series 087
6.500%	02/15/31	IDR	3,340,000	229,062
Bonds, Series 091
6.375%	04/15/32	IDR	11,141,000	753,368
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Ireland Government Bond (Ireland),
Unsec’d. Notes
0.000%	10/18/31	EUR	83	$83,519
1.500%	05/15/50	EUR	30	33,703
Isle of Man Government International Bond (United Kingdom),
Unsec’d. Notes
5.375%	08/14/34	GBP	100	172,431
Israel Government Bond (Israel),
Bonds, Series 0330
1.000%	03/31/30	ILS	385	111,741
Bonds, Series 1024
0.400%	10/31/24	ILS	100	30,489
Italy Buoni Poliennali Del Tesoro (Italy),
Bonds, 144A
2.800%	03/01/67	EUR	33	36,951
Sr. Unsec’d. Notes
0.000%	04/01/26	EUR	986	1,043,116
Sr. Unsec’d. Notes, 144A
0.600%	08/01/31	EUR	2,225	2,177,811
0.950%	12/01/31	EUR	685	689,537
0.950%	03/01/37	EUR	155	144,947
2.150%	03/01/72	EUR	13	12,283
3.100%	03/01/40	EUR	296	366,140
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
5.750%	12/31/32		79	77,190
6.125%	06/15/33		200	194,270
Sr. Unsec’d. Notes, 144A
6.125%	06/15/33		300	291,406
Japan Government Forty Year Bond (Japan),
Bonds, Series 09
0.400%	03/20/56	JPY	26,150	182,354
Japan Government Ten Year Bond (Japan),
Bonds, Series 330
0.800%	09/20/23	JPY	111,450	927,008
Bonds, Series 337
0.300%	12/20/24	JPY	136,300	1,129,845
Bonds, Series 345
0.100%	12/20/26	JPY	269,150	2,218,903
Bonds, Series 361
0.100%	12/20/30	JPY	78,950	644,216
Japan Government Thirty Year Bond (Japan),
Bonds, Series 32
2.300%	03/20/40	JPY	8,500	89,726
Bonds, Series 56
0.800%	09/20/47	JPY	109,100	889,580
Bonds, Series 65
0.400%	12/20/49	JPY	13,650	98,514
Japan Government Twenty Year Bond (Japan),
Bonds, Series 157
0.200%	06/20/36	JPY	280,700	2,231,841
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, EMTN
1.500%	09/30/34	EUR	145	122,429
2.375%	11/09/28	EUR	225	227,605

A36

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Kingdom of Belgium Government Bond (Belgium),
Sr. Unsec’d. Notes, Series 60, 144A
4.250%	03/28/41	EUR	75	$122,969
Sr. Unsec’d. Notes, Series 94, 144A
0.350%	06/22/32	EUR	125	129,318
Sr. Unsec’d. Notes, Series 95, 144A
1.400%	06/22/53	EUR	75	80,034
Korea Treasury Bond (South Korea),
Bonds, Series 2612
1.500%	12/10/26	KRW	146,310	113,567
Bonds, Series 3012
1.500%	12/10/30	KRW	199,460	146,201
Bonds, Series 4009
1.500%	09/10/40	KRW	102,940	67,682
Bonds, Series 5003
1.500%	03/10/50	KRW	196,010	120,209
Sr. Unsec’d. Notes, Series 2406
1.125%	06/10/24	KRW	248,710	199,199
Sr. Unsec’d. Notes, Series 2603
1.250%	03/10/26	KRW	98,030	76,231
Malaysia Government Bond (Malaysia),
Bonds, Series 0307
3.502%	05/31/27	MYR	1,323	313,736
Mexican Bonos (Mexico),
Bonds, Series M
8.000%	11/07/47	MXN	18,380	885,369
Bonds, Series M20
7.500%	06/03/27	MXN	5,090	246,797
Sr. Unsec’d. Notes, Series M
7.750%	11/13/42	MXN	73,136	3,443,216
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
1.125%	01/17/30	EUR	450	444,983
2.250%	08/12/36	EUR	100	96,370
Sr. Unsec’d. Notes, MTN
6.050%	01/11/40		150	170,440
Netherlands Government Bond (Netherlands),
Bonds, 144A
0.000%	01/15/27	EUR	150	162,365
0.000%	07/15/31	EUR	3	3,114
0.000%	01/15/38	EUR	400	384,356
0.000%	01/15/52	EUR	28	24,261
New Zealand Government Bond (New Zealand),
Bonds, Series 0437
2.750%	04/15/37	NZD	53	34,250
Unsec’d. Notes, Series 0532
2.000%	05/15/32	NZD	825	511,324
Norway Government Bond (Norway),
Sr. Unsec’d. Notes, 144A, Series 478
1.500%	02/19/26	NOK	1,693	185,128
Sr. Unsec’d. Notes, Series 483, 144A
1.250%	09/17/31	NOK	440	44,613
Sr. Unsec’d. Notes, Series 484, 144A
2.125%	05/18/32	NOK	310	34,043
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.875%	03/17/28		300	306,688
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Peru Government Bond (Peru),
Sr. Unsec’d. Notes
5.400%	08/12/34	PEN	170	$40,580
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
1.250%	03/11/33	EUR	395	378,182
1.862%	12/01/32(a)		300	257,308
2.392%	01/23/26		5	4,863
2.750%	01/30/26	EUR	295	342,388
2.783%	01/23/31		180	169,918
4.125%	08/25/27		10	10,395
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
0.700%	02/03/29	EUR	125	127,035
1.200%	04/28/33	EUR	230	226,380
1.950%	01/06/32		200	181,302
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, 144A
0.900%	10/12/35	EUR	100	101,629
Unsec’d. Notes, 144A
1.000%	04/12/52	EUR	810	693,852
Province of Alberta (Canada),
Sr. Unsec’d. Notes, MTN
2.900%	09/20/29	CAD	150	119,306
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
1.550%	06/18/31	CAD	150	105,778
Province of Ontario (Canada),
Bonds
1.900%	12/02/51	CAD	150	88,907
Sr. Unsec’d. Notes, EMTN
0.250%	12/15/26	GBP	812	983,469
Unsec’d. Notes
2.150%	06/02/31	CAD	300	222,570
Province of Quebec (Canada),
Sr. Unsec’d. Notes
1.500%	09/01/31	CAD	250	174,814
Sr. Unsec’d. Notes, Series PD
7.500%	09/15/29		40	52,325
Unsec’d. Notes
3.500%	12/01/45	CAD	120	98,893
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A, MTN
3.900%(cc)	09/01/37		368	158,051
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
4.000%	03/14/29		200	213,502
5.750%	01/20/42		200	254,990
Region of Lazio (Italy),
Sr. Unsec’d. Notes
3.088%	03/31/43	EUR	88	102,179
Republic of Austria Government Bond (Austria),
Sr. Unsec’d. Notes, 144A
0.750%	10/20/26	EUR	143	160,110
0.750%	03/20/51	EUR	53	52,631
0.850%	06/30/2120	EUR	53	37,861
2.400%	05/23/34	EUR	62	79,554

A37

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33		55	$62,463
Republic of Poland Government Bond (Poland),
Bonds, Series 0726
2.500%	07/25/26	PLN	650	136,786
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
3.000%	02/14/31		4	3,700
Sr. Unsec’d. Notes, EMTN
3.875%	10/29/35	EUR	250	259,196
Unsec’d. Notes, 144A
2.625%	12/02/40	EUR	345	290,858
2.750%	04/14/41	EUR	150	127,556
Unsec’d. Notes, 144A, MTN
1.375%	12/02/29	EUR	195	184,583
Russian Federal Bond - OFZ (Russia),
Bonds, Series 6212
7.050%	01/19/28	RUB	88,316	32,609
Bonds, Series 6219
7.750%	09/16/26	RUB	18,090	6,679
Bonds, Series 6221
7.700%	03/23/33	RUB	11,090	4,095
Bonds, Series 6224
6.900%	05/23/29	RUB	249,510	92,127
Bonds, Series 6225
7.250%	05/10/34	RUB	86,430	31,913
Bonds, Series 6230
7.700%	03/16/39	RUB	182,911	67,536
Bonds, Series 6232
6.000%	10/06/27	RUB	127,000	46,892
Russian Foreign Bond - Eurobond (Russia),
Sr. Unsec’d. Notes
1.850%	11/20/32	EUR	500	88,500
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, EMTN
0.625%	03/03/30	EUR	400	406,260
3.625%	03/04/28		2,200	2,268,698
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29	EUR	250	235,361
3.125%	05/15/27	EUR	820	883,447
Singapore Government Bond (Singapore),
Bonds
3.500%	03/01/27	SGD	300	233,740
Spain Government Bond (Spain),
Sr. Unsec’d. Notes
0.000%	01/31/26	EUR	842	907,727
Sr. Unsec’d. Notes, 144A
0.500%	10/31/31	EUR	70	71,514
1.000%	10/31/50(k)	EUR	815	715,616
1.850%	07/30/35	EUR	70	79,978
1.900%	10/31/52	EUR	120	127,185
State of Israel (Israel),
Sr. Unsec’d. Notes
3.800%	05/13/60		400	401,184
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Sweden Government Bond (Sweden),
Bonds, Series 1062, 144A
0.125%	05/12/31	SEK	1,000	$96,688
Swiss Confederation Government Bond (Switzerland),
Bonds
1.500%	04/30/42	CHF	55	67,731
3.250%	06/27/27	CHF	43	53,788
3.500%	04/08/33	CHF	90	126,853
Thailand Government Bond (Thailand),
Bonds
4.675%	06/29/44	THB	3,061	110,469
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
6.750%	06/20/26	EUR	1,030	455,775
8.994%	02/01/24		450	198,000
Sr. Unsec’d. Notes, 144A
9.750%	11/01/28		250	105,000
United Kingdom Gilt (United Kingdom),
Bonds
0.125%	01/31/24	GBP	183	234,920
0.250%	07/31/31	GBP	198	230,146
0.375%	10/22/26	GBP	157	196,488
0.500%	10/22/61	GBP	201	178,249
0.625%	07/31/35	GBP	450	510,235
1.250%	07/31/51	GBP	308	357,882
4.250%	12/07/40	GBP	200	364,959
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.375%	10/27/27		10	10,613
4.975%	04/20/55(a)		15	17,577

Total Sovereign Bonds (cost $117,918,929)				95,488,097
U.S. Government Agency Obligations — 0.4%
Federal Home Loan Mortgage Corp.
1.500%	04/01/51		96	85,727
2.000%	06/01/36		156	151,243
2.000%	08/01/50		85	79,456
2.000%	03/01/51		23	21,311
2.000%	08/01/51		96	88,800
2.500%	01/01/51		109	104,497
2.500%	02/01/51		701	670,333
4.000%	07/01/47		53	55,055
6.250%	07/15/32(k)		105	139,239
6.750%	03/15/31(k)		320	425,413
Federal National Mortgage Assoc.
1.500%	11/01/41		49	44,283
2.000%	09/01/36		163	158,143
2.000%	06/01/40		15	14,458
2.000%	12/01/40		40	37,932
2.000%	11/01/41		144	135,594
2.000%	02/01/51		83	77,114
2.000%	03/01/51		27	24,783
2.000%	03/01/51		32	29,334
2.000%	08/01/51		775	721,980
2.000%	08/01/51		906	842,068
2.500%	06/01/36		207	205,600

A38

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
2.500%	09/01/51	109	$104,777
2.500%	11/01/51	123	117,613
2.500%	12/01/51	49	47,186
2.500%	01/01/52	110	105,554
2.500%	02/01/52	119	113,318
3.000%	TBA	3,000	2,927,512
3.000%	TBA(tt)	3,000	2,934,375
3.000%	03/01/33	92	93,201
3.000%	07/01/36	99	100,119
3.000%	06/01/38	62	61,566
3.000%	04/01/40	73	72,592
3.000%	05/01/51	75	73,666
3.000%	08/01/51	616	602,752
3.500%	06/01/45	162	166,243
3.500%	10/01/45	71	72,225
3.500%	04/01/49	99	101,359
3.500%	06/01/49	64	64,666
3.500%	06/01/49	242	245,171
4.000%	06/01/48	76	78,142
4.000%	11/01/48	72	74,592
4.000%	04/01/50	76	78,139
4.500%	06/01/47	85	89,562
4.500%	06/01/48	81	84,622
4.500%	09/01/48	69	72,671
6.250%	05/15/29(k)	490	606,441
6.625%	11/15/30(k)	155	203,245
7.125%	01/15/30(k)	10	13,203
Government National Mortgage Assoc.
2.000%	11/20/50	57	53,537
2.500%	11/20/51	629	610,590
3.000%	07/20/51	359	356,111
3.500%	10/20/41	46	46,883
3.500%	01/20/46	33	33,345
3.500%	12/20/46	27	27,621
3.500%	09/20/48	62	63,102
3.500%	01/20/52	85	85,362
4.000%	03/20/46	71	72,983
4.000%	06/20/48	49	50,041
4.000%	12/20/50	42	42,610
4.500%	12/20/45	77	81,676

Total U.S. Government Agency Obligations (cost $15,647,715)			14,940,736
U.S. Treasury Obligations — 11.0%
U.S. Treasury Bonds
1.125%	08/15/40	240	188,025
1.375%	11/15/40	1,963	1,604,446
1.625%	11/15/50	2,080	1,706,250
1.750%	08/15/41	1,363	1,180,486
1.875%	02/15/51(k)	6,105	5,330,428
1.875%	11/15/51	7,934	6,947,209
2.000%	11/15/41	1,470	1,329,891
2.000%	02/15/50	640	575,800
2.000%	08/15/51	1,478	1,332,278
2.250%	05/15/41(h)	24,740	23,344,509
2.250%	08/15/49	420	398,869
2.250%	02/15/52	4,232	4,058,752
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
2.375%	02/15/42	2,090	$2,016,850
2.375%	05/15/51(h)	2,555	2,503,102
2.750%	08/15/47	7,615	7,888,664
2.875%	05/15/49	270	289,997
3.625%	08/15/43	3,485	4,040,422
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	01/15/23	10,486	10,844,227
0.125%	01/15/30	21,953	23,108,171
0.125%	01/15/31	33,044	34,967,186
0.125%	02/15/51	4,433	4,543,394
0.250%	01/15/25	29,936	31,343,670
0.375%	01/15/27	3,829	4,046,160
0.500%	04/15/24	25,973	27,242,018
0.500%	01/15/28	37,667	40,150,959
0.625%	04/15/23	23,520	24,489,203
0.625%	01/15/26	10,844	11,533,571
0.625%	02/15/43	165	183,987
0.750%	02/15/42	13,040	14,872,439
0.750%	02/15/45	48	54,685
0.875%	01/15/29	20,610	22,686,100
1.000%	02/15/46	7,813	9,504,032
1.000%	02/15/49	13,357	16,687,130
2.000%	01/15/26	20,309	22,689,299
2.125%	02/15/40	1,619	2,279,762
2.125%	02/15/41	4,757	6,721,566
2.375%	01/15/27	474	547,955
3.375%	04/15/32	3,645	5,126,367
3.625%	04/15/28	1,338	1,691,472
U.S. Treasury Notes
0.250%	03/15/24	1,736	1,667,645
0.250%	05/15/24(k)	1,374	1,313,351
0.375%	07/15/24(k)	880	839,919
0.750%	08/31/26	1,217	1,128,102
0.750%	01/31/28	29,000	26,301,641
1.125%	02/28/27	5,000	4,691,406
1.250%	06/30/28(k)	230	213,954
1.250%	08/15/31(k)	1,011	919,220
1.375%	11/15/31	340	312,003
1.500%	02/15/25	110	106,941
1.875%	02/28/27	10,390	10,113,204
1.875%	02/28/29	120	115,856
1.875%	02/15/32(a)	2,790	2,679,708
U.S. Treasury Strips Coupon
1.942%(s)	11/15/40	1,450	879,062
2.216%(s)	02/15/42(k)	5,700	3,300,211
U.S. Treasury Strips Principal
1.973%(s)	11/15/50	1,535	756,707

Total U.S. Treasury Obligations (cost $451,816,727)			435,388,261

Total Long-Term Investments (cost $2,796,774,100)			2,782,507,499

Shares
Short-Term Investments — 33.6%
Affiliated Mutual Funds — 17.7%
PGIM Core Ultra Short Bond Fund(wd)	499,447,900	499,447,900

A39

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Affiliated Mutual Funds (continued)
PGIM Institutional Money Market Fund (cost $199,165,559; includes $199,107,923 of cash collateral for securities on loan)(b)(wd)	199,378,022	$199,198,582

Total Affiliated Mutual Funds (cost $698,613,459)		698,646,482

Interest Rate	Maturity Date	Principal Amount (000)#
Commercial Paper(n) — 0.0%
CDP Financial, Inc.
0.952%	06/15/22	696	694,832
(cost $694,623)

Total Commercial Paper (cost $694,623)				694,832
U.S. Treasury Obligations(n) — 11.2%
U.S. Treasury Bills
0.060%	04/21/22	32,500	32,497,485
0.162%	05/19/22	32,500	32,489,203
0.382%	06/16/22(k)	36,000	35,968,007
0.442%	06/23/22(h)	54,000	53,942,777
0.641%	07/21/22(h)	40,470	40,387,244
0.243%	09/08/22(a)(k)	135,000	134,460,168
0.989%	01/26/23	115,000	113,733,049

Total U.S. Treasury Obligations (cost $444,213,426)				443,477,933

	Shares
Unaffiliated Funds — 3.9%
BlackRock Liquidity FedFund (Institutional Shares)	62,490,085	62,490,085
Goldman Sachs Financial Square Government Fund (Institutional Shares)	62,490,086	62,490,086
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Shares)	1,736,288	1,736,288
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio (Institutional Shares)	25,619,265	25,619,265

Total Unaffiliated Funds (cost $152,335,724)		152,335,724
Options Purchased*~ — 0.8%
(cost $22,871,308)		31,739,412

Total Short-Term Investments (cost $1,318,728,540)		1,326,894,383

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—104.2% (cost $4,115,502,640)		4,109,401,882

Value
Options Written*~ — (0.1)%
(premiums received $2,720,438)	$(3,001,943)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—104.1% (cost $4,112,782,202)	4,106,399,939

Liabilities in excess of other assets(z) — (4.1)%	(161,953,823)

Net Assets — 100.0%	$3,944,446,116

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
CNY	China Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	US Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ADR	American Depositary Receipt
BABs	Build America Bonds
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
BIBOR	Bangkok Interbank Offered Rate
BROIS	Brazil Overnight Index Swap
BTP	Buoni del Tesoro Poliennali

A40

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
BUBOR	Budapest Interbank Offered Rate
CDOR	Canadian Dollar Offered Rate
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CLOIS	Sinacofi Chile Interbank Rate Average
CME	Chicago Mercantile Exchange
COOIS	Colombia Overnight Interbank Reference Rate
CPI	Consumer Price Index
CVA	Certificate Van Aandelen (Bearer)
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
EuroSTR	Euro Short-Term Rate
FHLMC	Federal Home Loan Mortgage Corporation
FREMF	Freddie Mac Mortgage Trust
GMTN	Global Medium Term Note
HICP	Harmonised Index of Consumer Prices
iBoxx	Bond Market Indices
IO	Interest Only (Principal amount represents notional)
JIBAR	Johannesburg Interbank Agreed Rate
KLIBOR	Kuala Lumpur Interbank Offered Rate
KWCDC	Korean Won Certificate of Deposit
LIBOR	London Interbank Offered Rate
LME	London Metal Exchange
LP	Limited Partnership
M	Monthly payment frequency for swaps
MosPRIME	Moscow Prime Offered Rate
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NASDAQ	National Association of Securities Dealers Automated Quotations
NIBOR	Norwegian Interbank Offered Rate
NSA	Non-Seasonally Adjusted
NYSE	New York Stock Exchange
OAT	Obligations Assimilables du Tresor
OFZ	Obligatsyi Federal’novo Zaima (Federal Loan Obligations)
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
PRI	Primary Rate Interface
PRIBOR	Prague Interbank Offered Rate
Q	Quarterly payment frequency for swaps
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending
REITs	Real Estate Investment Trust
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
SARON	Swiss Average Rate Overnight
SGMX	Sigma X MTF
SGX	Singapore Exchange
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SORA	Singapore Overnight Rate Average
SPDR	Standard & Poor’s Depositary Receipts
STIBOR	Stockholm Interbank Offered Rate
STOXX	Stock Index of the Eurozone
T	Swap payment upon termination
TBA	To Be Announced
TELBOR	Tel Aviv Interbank Offered Rate
TIPS	Treasury Inflation-Protected Securities
TONAR	Tokyo Overnight Average Rate
ULSD	Ultra-Low Sulfur Diesel
USOIS	United States Overnight Index Swap
UTS	Unit Trust Security
WIBOR	Warsaw Interbank Offered Rate
WTI	West Texas Intermediate
XTSE	Toronto Stock Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $1,084,684 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $193,257,442; cash collateral of $199,107,923 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $423,750. The aggregate value of $391,890 is 0.0% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of 3,000,000 is 0.1% of net assets.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A41

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
5 Year U.S. Treasury Notes Futures	Call	04/22/22	$115.00		41		41	$17,617
10 Year U.S. Treasury Notes Futures	Call	04/22/22	$122.00		20		20	27,812
10 Year U.S. Treasury Notes Futures	Call	04/22/22	$122.50		27		27	28,687
10 Year U.S. Treasury Notes Futures	Call	04/22/22	$122.75		26		26	23,969
10 Year U.S. Treasury Notes Futures	Call	04/22/22	$123.25		43		43	28,891
10 Year U.S. Treasury Notes Futures	Call	04/22/22	$128.75		4,500		4,500	140,625
10 Year U.S. Treasury Notes Futures	Call	04/22/22	$133.50		350		350	5,469
10 Year U.S. Treasury Notes Futures	Call	04/22/22	$134.50		250		250	3,906
10 Year U.S. Treasury Notes Futures	Call	04/22/22	$138.50		175		175	—
10 Year U.S. Treasury Notes Futures	Call	04/22/22	$142.00		100		100	—
10 Year U.S. Treasury Notes Futures	Call	05/20/22	$142.00		60		60	938
10 Year U.S. Treasury Notes Futures	Call	05/20/22	$143.50		150		150	2,344
10 Year U.S. Treasury Notes Futures	Call	05/20/22	$148.00		150		150	—
20 Year U.S. Treasury Bonds Futures	Call	04/01/22	$150.00		11		11	6,531
20 Year U.S. Treasury Bonds Futures	Call	04/22/22	$149.00		13		13	30,672
20 Year U.S. Treasury Bonds Futures	Call	04/22/22	$150.50		13		13	20,516
20 Year U.S. Treasury Bonds Futures	Call	04/22/22	$151.00		7		7	9,516
90 Day Euro Dollar Futures	Call	06/13/22	99.63		75		188	469
90 Day Euro Dollar Futures	Call	12/18/23	97.13		224		560	364,000
Euro-Bund Futures	Call	04/22/22	157.50		20	EUR	20	45,799
Euro-Bund Futures	Call	04/22/22	158.50		1	EUR	1	1,648
Euro-Bund Futures	Call	04/22/22	168.00		150	EUR	150	4,978
Japanese Yen Currency	Call	05/06/22	82.50		6		8	6,675
Japanese Yen Currency	Call	05/06/22	83.00		9		11	7,762
S&P 500 Index	Call	07/30/26	$4,280.00		130		13	13,430,303
S&P 500 Index	Call	07/30/27	$4,290.00		150		15	16,844,779
2 Year U.S. Treasury Notes Futures	Put	04/22/22	$105.25		239		478	22,406
5 Year U.S. Treasury Notes Futures	Put	04/22/22	$107.75		2,400		2,400	—
5 Year U.S. Treasury Notes Futures	Put	04/22/22	$109.00		200		200	1,563
10 Year U.S. Treasury Notes Futures	Put	04/22/22	$122.75		13		13	10,359
10 Year U.S. Treasury Notes Futures	Put	04/22/22	$123.00		33		33	30,422
20 Year U.S. Treasury Bonds Futures	Put	04/22/22	$136.00		50		50	781
20 Year U.S. Treasury Bonds Futures	Put	04/22/22	$149.00		13		13	16,859
20 Year U.S. Treasury Bonds Futures	Put	04/22/22	$150.00		7		7	12,250
20 Year U.S. Treasury Bonds Futures	Put	05/20/22	$121.00		805		805	12,578
Total Exchange Traded (cost $22,580,369)								$31,161,124

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs CHF	Call	Citibank, N.A.	09/02/22	1.05		—	EUR	25	$3,019
Currency Option NZD vs USD	Call	Bank of America, N.A.	04/19/22	0.72		—	NZD	40	2,433
Currency Option NZD vs USD	Call	JPMorgan Chase Bank, N.A.	05/09/22	0.73		—	NZD	25	1,884
Currency Option NZD vs USD	Call	Morgan Stanley & Co. International PLC	05/09/22	0.73		—	NZD	85	6,407
Currency Option USD vs RUB	Call	Citibank, N.A.	04/29/22	78.60		—		1,520	84,236
Currency Option AUD vs USD	Put	Morgan Stanley & Co. International PLC	06/28/22	0.72		—	AUD	35	2,707
Currency Option EUR vs JPY	Put	Morgan Stanley & Co. International PLC	05/23/22	130.00		—	EUR	25	1,948
Currency Option NZD vs JPY	Put	JPMorgan Chase Bank, N.A.	05/23/22	80.00		—	NZD	40	2,271
A42

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs BRL	Put	Morgan Stanley Capital Services LLC	04/25/22	5.50		—		1,470	$219,398
Currency Option USD vs CAD	Put	Deutsche Bank AG	05/10/22	1.23		—		28	6,600
Currency Option USD vs INR	Put	Morgan Stanley Capital Services LLC	06/17/22	75.99		—		1,530	13,021
Currency Option USD vs JPY	Put	Morgan Stanley Capital Services LLC	06/23/22	116.00		—		2,266	9,375
Currency Option USD vs JPY	Put	Bank of America, N.A.	06/29/22	116.00		—		28	2,397
Currency Option USD vs JPY	Put	Morgan Stanley Capital Services LLC	09/21/22	113.00		—		2,266	12,785
Currency Option USD vs JPY	Put	Morgan Stanley & Co. International PLC	09/29/22	115.00		—		55	5,280
Currency Option USD vs MXN	Put	Goldman Sachs Bank USA	04/11/22	20.40		—		1,660	43,994
Currency Option USD vs RUB	Put	Goldman Sachs Bank USA	04/22/22	78.00		—		830	92,896
Total OTC Traded (cost $186,564)									$510,651

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	05/18/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	4,670		$1
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	06/15/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	4,290		4
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	06/15/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	8,580		8
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	07/20/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	4,670		16
CDX.NA.IG.38.V1, 06/20/27	Call	Citibank, N.A.	07/20/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	4,670		16
CDX.NA.IG.37.V1, 12/20/26	Put	BNP Paribas S.A.	04/20/22	1.50%	CDX.NA.IG.37.V1(Q)	1.00%(Q)	4,200		116
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	05/18/22	0.75%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	4,670		7,295
CDX.NA.IG.38.V1, 06/20/27	Put	BNP Paribas S.A.	05/18/22	1.45%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	10,500		1,404
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	06/15/22	0.75%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	4,290		10,178
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	06/15/22	0.75%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	8,580		20,357
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	07/20/22	0.78%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	4,670		14,121
CDX.NA.IG.38.V1, 06/20/27	Put	Citibank, N.A.	07/20/22	0.78%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	4,670		14,121
Total OTC Swaptions (cost $104,375)									$67,637
Total Options Purchased (cost $22,871,308)									$31,739,412
A43

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
5 Year U.S. Treasury Notes Futures	Call	04/01/22	$114.00		125		125	$(89,844)
5 Year U.S. Treasury Notes Futures	Call	04/01/22	$114.50		79		79	(23,453)
5 Year U.S. Treasury Notes Futures	Call	04/01/22	$114.75		33		33	(5,156)
5 Year U.S. Treasury Notes Futures	Call	04/01/22	$116.00		13		13	(102)
5 Year U.S. Treasury Notes Futures	Call	04/22/22	$114.50		11		11	(7,562)
5 Year U.S. Treasury Notes Futures	Call	04/22/22	$114.75		68		68	(37,187)
5 Year U.S. Treasury Notes Futures	Call	04/22/22	$115.25		39		39	(12,797)
5 Year U.S. Treasury Notes Futures	Call	04/22/22	$115.50		104		104	(26,000)
5 Year U.S. Treasury Notes Futures	Call	04/22/22	$115.75		213		213	(39,937)
5 Year U.S. Treasury Notes Futures	Call	04/22/22	$116.00		52		52	(7,313)
5 Year U.S. Treasury Notes Futures	Call	04/22/22	$116.50		98		98	(8,422)
5 Year U.S. Treasury Notes Futures	Call	04/22/22	$117.00		13		13	(711)
5 Year U.S. Treasury Notes Futures	Call	04/22/22	$117.25		32		32	(1,500)
5 Year U.S. Treasury Notes Futures	Call	04/22/22	$117.50		18		18	(703)
5 Year U.S. Treasury Notes Futures	Call	04/22/22	$118.00		48		48	(1,500)
5 Year U.S. Treasury Notes Futures	Call	04/22/22	$118.25		201		201	(4,711)
5 Year U.S. Treasury Notes Futures	Call	04/22/22	$118.50		27		27	(633)
5 Year U.S. Treasury Notes Futures	Call	04/22/22	$119.00		18		18	(281)
5 Year U.S. Treasury Notes Futures	Call	05/20/22	$114.75		258		258	(213,656)
10 Year U.S. Treasury Notes Futures	Call	04/01/22	$122.00		32		32	(30,000)
10 Year U.S. Treasury Notes Futures	Call	04/01/22	$122.75		35		35	(12,031)
10 Year U.S. Treasury Notes Futures	Call	04/01/22	$123.00		55		55	(11,172)
10 Year U.S. Treasury Notes Futures	Call	04/01/22	$123.25		39		39	(4,266)
10 Year U.S. Treasury Notes Futures	Call	04/01/22	$123.50		10		10	(625)
10 Year U.S. Treasury Notes Futures	Call	04/01/22	$124.25		27		27	(422)
10 Year U.S. Treasury Notes Futures	Call	04/01/22	$124.50		21		21	(328)
10 Year U.S. Treasury Notes Futures	Call	04/01/22	$124.75		10		10	—
10 Year U.S. Treasury Notes Futures	Call	04/22/22	$122.25		2		2	(2,438)
10 Year U.S. Treasury Notes Futures	Call	04/22/22	$123.00		85		85	(67,734)
10 Year U.S. Treasury Notes Futures	Call	04/22/22	$123.50		6		6	(3,375)
10 Year U.S. Treasury Notes Futures	Call	04/22/22	$124.00		196		196	(76,562)
10 Year U.S. Treasury Notes Futures	Call	04/22/22	$124.50		128		128	(34,000)
10 Year U.S. Treasury Notes Futures	Call	04/22/22	$125.00		46		46	(8,625)
10 Year U.S. Treasury Notes Futures	Call	04/22/22	$125.50		36		36	(4,500)
10 Year U.S. Treasury Notes Futures	Call	04/22/22	$126.00		77		77	(7,219)
10 Year U.S. Treasury Notes Futures	Call	04/22/22	$126.50		29		29	(2,266)
10 Year U.S. Treasury Notes Futures	Call	04/22/22	$127.00		133		133	(8,312)
10 Year U.S. Treasury Notes Futures	Call	04/22/22	$127.50		4		4	(188)
10 Year U.S. Treasury Notes Futures	Call	04/22/22	$128.00		31		31	(1,453)
10 Year U.S. Treasury Notes Futures	Call	04/22/22	$128.50		58		58	(1,813)
10 Year U.S. Treasury Notes Futures	Call	04/22/22	$129.00		35		35	(1,094)
10 Year U.S. Treasury Notes Futures	Call	05/20/22	$124.00		30		30	(23,437)
10 Year U.S. Treasury Notes Futures	Call	05/20/22	$124.50		177		177	(107,859)
10 Year U.S. Treasury Notes Futures	Call	05/20/22	$126.00		39		39	(11,578)
10 Year U.S. Treasury Notes Futures	Call	05/20/22	$127.00		110		110	(20,625)
10 Year U.S. Treasury Notes Futures	Call	05/20/22	$130.00		111		111	(8,672)
20 Year U.S. Treasury Bonds Futures	Call	04/01/22	$148.50		13		13	(21,734)
20 Year U.S. Treasury Bonds Futures	Call	04/01/22	$149.00		7		7	(8,859)
20 Year U.S. Treasury Bonds Futures	Call	04/01/22	$152.00		23		23	(1,797)
20 Year U.S. Treasury Bonds Futures	Call	04/22/22	$150.00		29		29	(52,562)
20 Year U.S. Treasury Bonds Futures	Call	04/22/22	$152.00		10		10	(10,000)
20 Year U.S. Treasury Bonds Futures	Call	04/22/22	$153.00		19		19	(13,656)
20 Year U.S. Treasury Bonds Futures	Call	04/22/22	$154.00		19		19	(9,797)
20 Year U.S. Treasury Bonds Futures	Call	04/22/22	$155.00		12		12	(4,500)
20 Year U.S. Treasury Bonds Futures	Call	04/22/22	$156.00		4		4	(1,125)
20 Year U.S. Treasury Bonds Futures	Call	04/22/22	$158.00		2		2	(344)
20 Year U.S. Treasury Bonds Futures	Call	04/22/22	$160.00		30		30	(3,281)
20 Year U.S. Treasury Bonds Futures	Call	05/20/22	$155.00		57		57	(56,109)
A44

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Options Written (continued):
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
20 Year U.S. Treasury Bonds Futures	Call	05/20/22	$156.00		3		3	$(2,391)
90 Day Euro Dollar Futures	Call	06/13/22	98.75		63		158	(8,269)
90 Day Euro Dollar Futures	Call	12/19/22	98.50		66		165	(14,025)
90 Day Euro Dollar Futures	Call	12/19/22	99.00		30		75	(2,813)
90 Day Euro Dollar Futures	Call	12/18/23	98.00		448		1,120	(352,800)
Euro-Bund Futures	Call	04/22/22	161.00		12	EUR	12	(7,300)
Euro-Bund Futures	Call	04/22/22	161.50		9	EUR	9	(4,381)
Euro-Bund Futures	Call	04/22/22	162.00		12	EUR	12	(4,779)
Euro-Bund Futures	Call	04/22/22	162.50		24	EUR	24	(7,434)
Euro-Bund Futures	Call	04/22/22	163.50		12	EUR	12	(2,390)
5 Year U.S. Treasury Notes Futures	Put	04/22/22	$114.00		95		95	(30,430)
10 Year U.S. Treasury Notes Futures	Put	04/01/22	$122.75		10		10	(2,188)
10 Year U.S. Treasury Notes Futures	Put	04/22/22	$121.00		29		29	(7,703)
10 Year U.S. Treasury Notes Futures	Put	04/22/22	$121.50		30		30	(11,250)
10 Year U.S. Treasury Notes Futures	Put	04/22/22	$126.50		33		33	(122,203)
10 Year U.S. Treasury Notes Futures	Put	04/22/22	$127.00		13		13	(54,437)
20 Year U.S. Treasury Bonds Futures	Put	04/01/22	$146.50		14		14	(219)
20 Year U.S. Treasury Bonds Futures	Put	04/01/22	$147.00		9		9	(281)
20 Year U.S. Treasury Bonds Futures	Put	04/01/22	$149.00		6		6	(1,219)
20 Year U.S. Treasury Bonds Futures	Put	04/22/22	$147.00		20		20	(13,437)
Australian Dollar Currency	Put	04/08/22	71.50		6		6	(60)
Euro-Bund Futures	Put	04/22/22	157.50		14	EUR	14	—
Euro-Bund Futures	Put	04/22/22	160.00		6	EUR	6	(14,470)
Euro-Bund Futures	Put	04/22/22	160.50		12	EUR	12	(33,453)
Total Exchange Traded (premiums received $2,211,283)								$(1,813,758)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option AUD vs JPY	Call	Goldman Sachs International	04/20/22	89.05		—	AUD	190	$(3,801)
Currency Option AUD vs USD	Call	JPMorgan Chase Bank, N.A.	04/26/22	0.76		—	AUD	370	(1,339)
Currency Option EUR vs JPY	Call	Bank of America, N.A.	04/21/22	135.00		—	EUR	251	(2,584)
Currency Option EUR vs USD	Call	Goldman Sachs International	04/12/22	1.13		—	EUR	252	(352)
Currency Option EUR vs USD	Call	Barclays Bank PLC	04/13/22	1.12		—	EUR	126	(461)
Currency Option GBP vs USD	Call	JPMorgan Chase Bank, N.A.	05/02/22	1.33		—	GBP	210	(1,409)
Currency Option NZD vs JPY	Call	JPMorgan Chase Bank, N.A.	04/26/22	86.00		—	NZD	595	(2,242)
Currency Option USD vs CAD	Call	Goldman Sachs International	04/21/22	1.27		—		417	(874)
Currency Option USD vs MXN	Call	Bank of America, N.A.	04/07/22	21.75		—		140	(2)
Currency Option USD vs MXN	Call	Deutsche Bank AG	04/26/22	20.50		—		277	(933)
Currency Option USD vs MXN	Call	Goldman Sachs Bank USA	06/27/22	20.50		—		1,010	(15,959)
Currency Option USD vs MXN	Call	Goldman Sachs Bank USA	06/27/22	20.75		—		1,010	(12,451)
Currency Option USD vs NOK	Call	Morgan Stanley & Co. International PLC	04/12/22	9.20		—		139	(103)
A45

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs NOK	Call	Barclays Bank PLC	04/21/22	8.90		—		278	$(2,119)
Currency Option USD vs RUB	Call	Goldman Sachs Bank USA	04/22/22	86.50		—		830	(27,776)
Currency Option USD vs RUB	Call	Bank of America, N.A.	04/29/22	79.75		—		1,140	(59,088)
Currency Option USD vs RUB	Call	Citibank, N.A.	04/29/22	84.00		—		3,040	(124,444)
Currency Option USD vs SEK	Call	Barclays Bank PLC	04/07/22	10.00		—		418	(42)
Currency Option USD vs ZAR	Call	Bank of America, N.A.	04/12/22	15.50		—		418	(242)
Currency Option USD vs ZAR	Call	Bank of America, N.A.	06/20/22	15.75		—		277	(2,684)
Currency Option AUD vs JPY	Put	Goldman Sachs International	04/20/22	85.45		—	AUD	190	(163)
Currency Option AUD vs USD	Put	Bank of America, N.A.	04/12/22	0.72		—	AUD	380	(202)
Currency Option AUD vs USD	Put	Morgan Stanley & Co. International PLC	04/13/22	0.72		—	AUD	190	(66)
Currency Option AUD vs USD	Put	Deutsche Bank AG	04/20/22	0.74		—	AUD	565	(2,289)
Currency Option AUD vs USD	Put	Citibank, N.A.	04/28/22	0.75		—	AUD	185	(1,645)
Currency Option AUD vs USD	Put	Barclays Bank PLC	05/02/22	0.74		—	AUD	275	(1,768)
Currency Option CAD vs JPY	Put	Morgan Stanley & Co. International PLC	04/07/22	88.60		—	CAD	360	(7)
Currency Option CAD vs JPY	Put	JPMorgan Chase Bank, N.A.	04/21/22	92.70		—	CAD	700	(835)
Currency Option EUR vs USD	Put	Goldman Sachs International	04/12/22	1.08		—	EUR	252	(143)
Currency Option EUR vs USD	Put	Morgan Stanley & Co. International PLC	04/20/22	1.09		—	EUR	250	(852)
Currency Option EUR vs USD	Put	JPMorgan Chase Bank, N.A.	04/28/22	1.11		—	EUR	372	(3,114)
Currency Option NZD vs JPY	Put	Morgan Stanley & Co. International PLC	04/26/22	83.00		—	NZD	595	(3,165)
Currency Option NZD vs USD	Put	Barclays Bank PLC	04/07/22	0.68		—	NZD	410	(117)
Currency Option NZD vs USD	Put	Barclays Bank PLC	04/12/22	0.69		—	NZD	610	(1,448)
Currency Option USD vs AUD	Put	Goldman Sachs Bank USA	07/01/22	0.76		—		1,311	(19,274)
Currency Option USD vs BRL	Put	Morgan Stanley Capital Services LLC	04/25/22	5.33		—		2,940	(333,173)
Currency Option USD vs BRL	Put	Morgan Stanley Capital Services LLC	04/29/22	4.70		—		1,311	(14,713)
Currency Option USD vs BRL	Put	JPMorgan Chase Bank, N.A.	05/16/22	5.05		—		1,530	(90,144)
Currency Option USD vs BRL	Put	Morgan Stanley Capital Services LLC	06/27/22	4.79		—		920	(25,620)
Currency Option USD vs CHF	Put	Barclays Bank PLC	04/21/22	0.93		—		277	(2,824)
Currency Option USD vs JPY	Put	Morgan Stanley & Co. International PLC	04/26/22	121.50		—		275	(2,753)
A46

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs MXN	Put	Goldman Sachs Bank USA	04/11/22	20.00		—		3,320	$(32,896)
Currency Option USD vs MXN	Put	JPMorgan Chase Bank, N.A.	04/12/22	20.65		—		417	(15,682)
Currency Option USD vs MXN	Put	Morgan Stanley Capital Services LLC	04/29/22	20.44		—		1,454	(40,400)
Currency Option USD vs MXN	Put	Morgan Stanley Capital Services LLC	05/16/22	20.20		—		1,410	(28,312)
Currency Option USD vs NOK	Put	JPMorgan Chase Bank, N.A.	04/12/22	8.80		—		276	(2,714)
Currency Option USD vs RUB	Put	Citibank, N.A.	05/23/22	77.00		—		1,490	(202,524)
Currency Option USD vs SEK	Put	Barclays Bank PLC	04/07/22	9.35		—		418	(2,218)
Total OTC Traded (premiums received $404,465)									$(1,087,966)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	05/18/22	0.68%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	4,670		$(8,809)
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	06/15/22	0.68%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	4,290		(9,516)
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	06/15/22	0.68%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	8,580		(19,033)
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	07/20/22	0.68%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	4,670		(11,789)
CDX.NA.IG.38.V1, 06/20/27	Call	Citibank, N.A.	07/20/22	0.68%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	4,670		(11,789)
CDX.NA.HY.37.V1, 12/20/26	Put	Bank of America, N.A.	04/20/22	$107.00	1.00%(Q)	CDX.NA.HY.37.V1(Q)	668		(7,989)
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	05/18/22	0.93%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	4,670		(3,132)
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	06/15/22	0.95%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	4,290		(4,922)
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	06/15/22	0.95%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	8,580		(9,844)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	07/20/22	1.05%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	4,670		(6,698)
CDX.NA.IG.38.V1, 06/20/27	Put	Citibank, N.A.	07/20/22	1.05%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	4,670		(6,698)
Total OTC Swaptions (premiums received $104,690)									$(100,219)
Total Options Written (premiums received $2,720,438)									$(3,001,943)
A47

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Financial Futures contracts outstanding at March 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
933	90 Day Euro Dollar	Dec. 2022	$227,045,550	$(2,295,994)
58	90 Day Euro Dollar	Jun. 2023	14,046,150	(344,441)
158	90 Day Euro Dollar	Sep. 2023	38,267,600	(832,807)
1,375	90 Day Euro Dollar	Dec. 2023	333,334,375	(4,542,206)
45	3 Month CME SOFR	Jun. 2022	11,099,813	(3,232)
358	2 Year U.S. Treasury Notes	Jun. 2022	75,868,032	(1,055,992)
8	5 Year Euro-Bobl	Jun. 2022	1,140,411	(19,680)
3,545	5 Year U.S. Treasury Notes	Jun. 2022	406,567,188	(1,452,522)
15	10 Year Australian Treasury Bonds	Jun. 2022	1,422,627	(38,028)
1	10 Year Canadian Government Bonds	Jun. 2022	104,435	(1,513)
19	10 Year U.K. Gilt	Jun. 2022	3,025,822	(46,693)
767	10 Year U.S. Treasury Notes	Jun. 2022	94,245,125	(2,247,126)
841	20 Year U.S. Treasury Bonds	Jun. 2022	126,202,563	(4,450,587)
116	30 Year U.S. Ultra Treasury Bonds	Jun. 2022	20,546,500	(474,375)
20	Australian Dollar Currency	Jun. 2022	1,499,300	31,890
6	Euro STOXX 50 Index	Jun. 2022	253,752	3,151
1	Euro-BTP Italian Government Bond	Jun. 2022	153,005	(6,853)
3	Euro-OAT	Jun. 2022	502,824	(12,647)
5	Japanese Yen Currency	Jun. 2022	514,844	(26,794)
532	Mini MSCI EAFE Index	Jun. 2022	57,041,040	3,072,541
127	Mini MSCI Emerging Markets Index	Jun. 2022	7,146,925	491,788
64	NASDAQ 100 E-Mini Index	Jun. 2022	19,032,000	2,021,032
102	Russell 2000 E-Mini Index	Jun. 2022	10,538,640	470,232
41	S&P 500 E-Mini Index	Jun. 2022	9,288,038	651,753
1	Yen Denominated Nikkei 225 Index	Jun. 2022	113,089	(1,201)
				(11,110,304)
Short Positions:
256	30 Day Federal Funds	Apr. 2022	106,309,837	(3,153)
8	90 Day Euro Dollar	Apr. 2022	1,979,950	(3,617)
254	90 Day Euro Euribor	Jun. 2022	70,482,202	54,229
556	2 Year U.S. Treasury Notes	Jun. 2022	117,828,563	1,437,551
2	3 Year Australian Treasury Bonds	Jun. 2022	164,459	(15)
1	5 Year Canadian Government Bonds	Jun. 2022	93,861	2,614
101	5 Year Euro-Bobl	Jun. 2022	14,397,689	243,061
175	5 Year U.S. Treasury Notes	Jun. 2022	20,070,313	488,521
15	10 Year Australian Treasury Bonds	Jun. 2022	1,422,627	48,433
133	10 Year Euro-Bund	Jun. 2022	23,343,844	620,624
1	10 Year U.K. Gilt	Jun. 2022	159,254	(438)
3,620	10 Year U.S. Treasury Notes	Jun. 2022	444,807,500	11,235,446
277	10 Year U.S. Ultra Treasury Notes	Jun. 2022	37,524,844	1,212,864
143	20 Year U.S. Treasury Bonds	Jun. 2022	21,458,938	673,891
16	30 Year Euro Buxl	Jun. 2022	3,295,740	156,932
11	British Pound Currency	Jun. 2022	902,756	(641)
184	Euro Currency	Jun. 2022	25,527,700	(224,804)
121	Euro Schatz Index	Jun. 2022	14,822,572	106,864
69	Euro STOXX 50 Index	Jun. 2022	2,918,144	(175,300)
54	Euro-BTP Italian Government Bond	Jun. 2022	8,262,294	323,523
10	Euro-OAT	Jun. 2022	1,676,079	63,760
6	Mini MSCI Emerging Markets Index	Jun. 2022	337,650	(12,749)
44	S&P 500 E-Mini Index	Jun. 2022	9,967,650	(566,010)
38	SGX Nifty 50 Index	Apr. 2022	1,332,774	(12,214)
8	Yen Denominated Nikkei 225 Index	Jun. 2022	904,715	(90,564)
				15,578,808
				$4,468,504

A48

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Commodity Futures contracts outstanding at March 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions:
209	Brent Crude	Jul. 2022	$21,470,570	$(1,140,317)
39	Coffee ’C’	May 2022	3,311,100	(184,972)
92	Copper	May 2022	10,927,300	510,472
344	Corn	May 2022	12,878,500	2,231,845
72	Cotton No. 2	May 2022	4,884,840	394,822
64	Gasoline RBOB	May 2022	8,469,619	763,519
188	Gold 100 OZ	Jun. 2022	36,735,200	(199,231)
100	Hard Red Winter Wheat	May 2022	5,148,750	1,249,440
145	Lean Hogs	Jun. 2022	6,996,250	369,466
115	Live Cattle	Jun. 2022	6,307,750	218,778
83	LME Nickel	May 2022	15,983,310	4,551,527
185	LME PRI Aluminum	May 2022	16,127,884	1,936,289
110	LME Zinc	May 2022	11,556,875	1,422,642
86	Low Sulphur Gas Oil	May 2022	8,668,800	1,888,356
543	Natural Gas	May 2022	30,636,060	5,081,339
183	No. 2 Soft Red Winter Wheat	May 2022	9,204,900	(627,629)
63	NY Harbor ULSD	May 2022	8,892,941	1,447,893
94	Silver	May 2022	11,812,510	1,122,498
173	Soybean	May 2022	13,997,863	512,214
199	Soybean Meal	May 2022	9,303,250	621,116
234	Soybean Oil	May 2022	9,819,576	253,814
302	Sugar #11 (World)	May 2022	6,592,298	486,991
256	WTI Crude	May 2022	25,671,680	2,868,433
				25,779,305
Short Positions:
12	Copper	May 2022	1,425,300	(67,479)
28	LME Nickel	May 2022	5,391,960	(644,692)
54	LME PRI Aluminum	May 2022	4,707,599	14,601
47	LME Zinc	May 2022	4,937,938	(618,293)
				(1,315,863)
				$24,463,442
Forward foreign currency exchange contracts outstanding at March 31, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/06/22	Citibank, N.A.	AUD	190	$138,561	$142,185	$3,624	$—
Expiring 04/06/22	Citibank, N.A.	AUD	162	120,586	121,233	647	—
Expiring 04/06/22	Citibank, N.A.	AUD	95	69,525	71,092	1,567	—
Expiring 04/06/22	Deutsche Bank AG	AUD	560	419,789	419,073	—	(716)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	AUD	585	428,046	437,782	9,736	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	AUD	195	142,682	145,927	3,245	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	AUD	195	141,754	145,928	4,174	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	AUD	190	138,282	142,186	3,904	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	AUD	190	140,192	142,185	1,993	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	AUD	190	137,732	142,186	4,454	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	AUD	190	138,497	142,186	3,689	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	AUD	110	79,870	82,318	2,448	—
Expiring 04/19/22	BNP Paribas S.A.	AUD	695	521,170	520,183	—	(987)
Expiring 04/19/22	Citibank, N.A.	AUD	102	76,193	76,029	—	(164)
Expiring 04/19/22	HSBC Bank PLC	AUD	74	52,366	55,603	3,237	—
A49

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 04/19/22	HSBC Bank PLC	AUD	61	$45,533	$45,373	$—	$(160)
Expiring 04/19/22	JP Morgan Chase Bank, N.A.	AUD	1,907	1,370,217	1,427,068	56,851	—
Expiring 04/19/22	JP Morgan Chase Bank, N.A.	AUD	1,115	817,719	834,539	16,820	—
Expiring 04/19/22	JP Morgan Chase Bank, N.A.	AUD	772	553,357	577,663	24,306	—
Expiring 04/19/22	JP Morgan Chase Bank, N.A.	AUD	245	180,612	183,374	2,762	—
Expiring 04/19/22	JP Morgan Chase Bank, N.A.	AUD	240	176,370	179,632	3,262	—
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	AUD	154	110,000	115,566	5,566	—
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	AUD	154	109,000	115,330	6,330	—
Expiring 04/19/22	Morgan Stanley Capital Services LLC	AUD	480	351,626	359,263	7,637	—
Expiring 05/02/22	Morgan Stanley Capital Services LLC	AUD	2,194	1,617,920	1,642,267	24,347	—
Expiring 05/02/22	Morgan Stanley Capital Services LLC	AUD	1,720	1,254,400	1,287,663	33,263	—
Expiring 05/06/22	Bank of America, N.A.	AUD	370	277,712	277,005	—	(707)
Expiring 05/06/22	Citibank, N.A.	AUD	185	138,861	138,502	—	(359)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	AUD	65	48,832	48,663	—	(169)
Expiring 06/15/22	Barclays Bank PLC	AUD	7,800	5,643,924	5,844,609	200,685	—
Expiring 06/15/22	Barclays Bank PLC	AUD	6,867	5,150,641	5,145,357	—	(5,284)
Expiring 06/15/22	Barclays Bank PLC	AUD	1,007	740,055	754,580	14,525	—
Expiring 06/15/22	Barclays Bank PLC	AUD	518	388,284	388,054	—	(230)
Expiring 06/15/22	Morgan Stanley Capital Services LLC	AUD	46,035	34,146,898	34,494,000	347,102	—
Expiring 06/15/22	Morgan Stanley Capital Services LLC	AUD	4,794	3,482,714	3,592,455	109,741	—
Expiring 06/15/22	Morgan Stanley Capital Services LLC	AUD	4,408	3,245,691	3,302,525	56,834	—
Expiring 06/15/22	Morgan Stanley Capital Services LLC	AUD	3,440	2,524,528	2,577,598	53,070	—
Expiring 06/15/22	Morgan Stanley Capital Services LLC	AUD	2,033	1,477,163	1,523,587	46,424	—
Expiring 06/15/22	Morgan Stanley Capital Services LLC	AUD	1,169	860,288	875,621	15,333	—
Brazilian Real,
Expiring 04/04/22	Citibank, N.A.	BRL	2,035	395,899	426,899	31,000	—
Expiring 04/04/22	Citibank, N.A.	BRL	1,215	255,386	254,880	—	(506)
Expiring 04/04/22	Citibank, N.A.	BRL	250	49,106	52,444	3,338	—
Expiring 04/04/22	Deutsche Bank AG	BRL	510	107,645	106,987	—	(658)
Expiring 04/04/22	Deutsche Bank AG	BRL	340	70,981	71,324	343	—
Expiring 04/04/22	JPMorgan Chase Bank, N.A.	BRL	1,128	220,995	236,654	15,659	—
Expiring 04/04/22	JPMorgan Chase Bank, N.A.	BRL	957	198,899	200,738	1,839	—
Expiring 04/04/22	JPMorgan Chase Bank, N.A.	BRL	685	144,582	143,698	—	(884)
Expiring 04/04/22	JPMorgan Chase Bank, N.A.	BRL	175	36,688	36,712	24	—
Expiring 04/19/22	Citibank, N.A.	BRL	25,400	4,347,826	5,306,411	958,585	—
Expiring 04/19/22	Morgan Stanley Capital Services LLC	BRL	15,685	2,700,131	3,276,826	576,695	—
Expiring 04/19/22	Morgan Stanley Capital Services LLC	BRL	5,785	1,154,691	1,208,567	53,876	—
Expiring 04/19/22	Morgan Stanley Capital Services LLC	BRL	474	99,475	99,025	—	(450)
Expiring 04/19/22	Morgan Stanley Capital Services LLC	BRL	44	8,126	9,192	1,066	—
Expiring 04/27/22	Morgan Stanley Capital Services LLC	BRL	589	104,664	122,842	18,178	—
Expiring 05/03/22	Goldman Sachs International	BRL	501	105,000	104,363	—	(637)
A50

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 05/03/22	Morgan Stanley & Co. International PLC	BRL	643	$132,175	$133,766	$1,591	$—
Expiring 06/15/22	BNP Paribas S.A.	BRL	238	49,172	48,799	—	(373)
British Pound,
Expiring 04/04/22	HSBC Bank PLC	GBP	66	87,208	87,065	—	(143)
Expiring 04/04/22	HSBC Bank PLC	GBP	59	79,043	77,751	—	(1,292)
Expiring 04/04/22	HSBC Bank PLC	GBP	55	73,651	72,177	—	(1,474)
Expiring 04/04/22	Morgan Stanley & Co. International PLC	GBP	1,964	2,591,116	2,579,730	—	(11,386)
Expiring 04/06/22	Bank of America, N.A.	GBP	557	741,991	731,663	—	(10,328)
Expiring 04/06/22	Bank of America, N.A.	GBP	105	139,971	137,925	—	(2,046)
Expiring 04/06/22	Bank of America, N.A.	GBP	28	36,860	36,780	—	(80)
Expiring 04/06/22	Citibank, N.A.	GBP	212	282,672	278,479	—	(4,193)
Expiring 04/06/22	Citibank, N.A.	GBP	210	277,547	275,852	—	(1,695)
Expiring 04/06/22	Citibank, N.A.	GBP	106	139,354	139,239	—	(115)
Expiring 04/06/22	Citibank, N.A.	GBP	106	138,885	139,239	354	—
Expiring 04/06/22	Citibank, N.A.	GBP	104	137,347	136,612	—	(735)
Expiring 04/06/22	Citibank, N.A.	GBP	104	137,305	136,612	—	(693)
Expiring 04/06/22	Deutsche Bank AG	GBP	106	139,043	139,239	196	—
Expiring 04/06/22	Deutsche Bank AG	GBP	106	138,309	139,239	930	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	107	140,420	140,553	133	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	107	140,853	140,553	—	(300)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	107	140,573	140,553	—	(20)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	107	140,573	140,553	—	(20)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	106	139,074	139,239	165	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	82	107,942	107,714	—	(228)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	72	94,478	94,577	99	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	53	69,785	69,620	—	(165)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	53	70,144	69,619	—	(525)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	53	69,626	69,620	—	(6)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	52	69,772	68,306	—	(1,466)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	44	59,057	57,798	—	(1,259)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	36	47,136	47,289	153	—
Expiring 04/19/22	Deutsche Bank AG	GBP	99	130,000	129,816	—	(184)
Expiring 04/19/22	Deutsche Bank AG	GBP	96	128,615	126,182	—	(2,433)
Expiring 04/19/22	Goldman Sachs Bank USA	GBP	869	1,142,055	1,141,414	—	(641)
Expiring 04/19/22	Goldman Sachs Bank USA	GBP	316	432,424	415,060	—	(17,364)
Expiring 04/19/22	Goldman Sachs Bank USA	GBP	228	309,565	299,473	—	(10,092)
Expiring 04/19/22	Goldman Sachs Bank USA	GBP	119	156,426	156,304	—	(122)
Expiring 04/19/22	Goldman Sachs Bank USA	GBP	102	133,316	133,975	659	—
Expiring 04/19/22	HSBC Bank PLC	GBP	97	130,264	127,579	—	(2,685)
Expiring 04/19/22	HSBC Bank PLC	GBP	35	46,178	46,073	—	(105)
Expiring 04/19/22	Morgan Stanley & Co. International PLC	GBP	69	92,079	90,111	—	(1,968)
Expiring 05/06/22	Citibank, N.A.	GBP	53	69,676	69,609	—	(67)
Expiring 05/06/22	Deutsche Bank AG	GBP	210	274,902	275,808	906	—
Expiring 05/06/22	Deutsche Bank AG	GBP	105	137,464	137,904	440	—
Expiring 05/06/22	Deutsche Bank AG	GBP	52	68,295	68,295	—	—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	GBP	105	137,887	137,905	18	—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	GBP	44	57,923	57,788	—	(135)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	GBP	33	43,451	43,341	—	(110)
Expiring 06/15/22	Barclays Bank PLC	GBP	31,148	40,974,889	40,905,431	—	(69,458)
Expiring 06/15/22	Barclays Bank PLC	GBP	4,030	5,287,860	5,293,092	5,232	—
Expiring 06/15/22	Barclays Bank PLC	GBP	3,058	3,996,750	4,015,776	19,026	—
Expiring 06/15/22	Barclays Bank PLC	GBP	1,049	1,377,832	1,378,272	440	—
A51

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 06/15/22	Barclays Bank PLC	GBP	610	$802,345	$800,454	$—	$(1,891)
Expiring 06/15/22	Barclays Bank PLC	GBP	595	781,033	781,778	745	—
Expiring 06/15/22	Morgan Stanley Capital Services LLC	GBP	30,199	40,337,300	39,659,782	—	(677,518)
Expiring 06/15/22	Morgan Stanley Capital Services LLC	GBP	2,918	3,807,931	3,832,499	24,568	—
Expiring 06/15/22	Morgan Stanley Capital Services LLC	GBP	2,875	3,757,840	3,776,199	18,359	—
Expiring 06/15/22	Morgan Stanley Capital Services LLC	GBP	1,512	1,983,323	1,985,419	2,096	—
Expiring 06/15/22	Morgan Stanley Capital Services LLC	GBP	541	711,573	710,050	—	(1,523)
Expiring 06/16/22	Barclays Bank PLC	GBP	9	11,998	12,064	66	—
Expiring 06/16/22	Goldman Sachs International	GBP	1	1,474	1,482	8	—
Expiring 06/16/22	JP Morgan Chase Bank, N.A.	GBP	1	1,782	1,792	10	—
Expiring 06/16/22	UBS AG	GBP	—*	543	546	3	—
Canadian Dollar,
Expiring 04/06/22	Bank of America, N.A.	CAD	180	141,292	143,981	2,689	—
Expiring 04/06/22	Bank of America, N.A.	CAD	180	142,545	143,981	1,436	—
Expiring 04/06/22	Bank of America, N.A.	CAD	150	118,201	119,984	1,783	—
Expiring 04/06/22	Citibank, N.A.	CAD	90	70,219	71,990	1,771	—
Expiring 04/06/22	Citibank, N.A.	CAD	90	70,288	71,990	1,702	—
Expiring 04/06/22	Citibank, N.A.	CAD	90	70,739	71,990	1,251	—
Expiring 04/06/22	Citibank, N.A.	CAD	90	70,672	71,990	1,318	—
Expiring 04/06/22	Citibank, N.A.	CAD	90	70,706	71,990	1,284	—
Expiring 04/06/22	Deutsche Bank AG	CAD	180	142,029	143,981	1,952	—
Expiring 04/06/22	Deutsche Bank AG	CAD	180	141,368	143,981	2,613	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CAD	200	157,789	159,979	2,190	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CAD	180	141,545	143,981	2,436	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CAD	180	142,377	143,981	1,604	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CAD	175	139,033	139,981	948	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CAD	175	139,155	139,981	826	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CAD	90	69,868	71,990	2,122	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CAD	90	69,902	71,991	2,089	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CAD	76	59,295	60,792	1,497	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CAD	65	51,259	51,993	734	—
Expiring 04/19/22	HSBC Bank PLC	CAD	144	115,145	115,043	—	(102)
Expiring 04/19/22	HSBC Bank PLC	CAD	84	65,925	67,199	1,274	—
Expiring 04/19/22	HSBC Bank PLC	CAD	67	52,757	53,671	914	—
Expiring 04/19/22	Morgan Stanley Capital Services LLC	CAD	7,020	5,516,279	5,615,078	98,799	—
Expiring 04/19/22	Morgan Stanley Capital Services LLC	CAD	190	149,606	151,968	2,362	—
Expiring 04/19/22	Morgan Stanley Capital Services LLC	CAD	41	32,185	32,793	608	—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	CAD	70	55,954	55,985	31	—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	CAD	55	44,027	43,988	—	(39)
Expiring 06/15/22	Barclays Bank PLC	CAD	9,061	7,159,439	7,246,459	87,020	—
Expiring 06/15/22	Barclays Bank PLC	CAD	6,518	5,239,132	5,212,695	—	(26,437)
Expiring 06/15/22	Barclays Bank PLC	CAD	5,828	4,563,405	4,660,971	97,566	—
Expiring 06/15/22	Barclays Bank PLC	CAD	5,111	3,985,711	4,087,155	101,444	—
Expiring 06/15/22	Morgan Stanley Capital Services LLC	CAD	99,032	78,344,329	79,200,709	856,380	—
Expiring 06/15/22	Morgan Stanley Capital Services LLC	CAD	6,979	5,536,212	5,581,461	45,249	—
A52

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 06/15/22	Morgan Stanley Capital Services LLC	CAD	4,962	$3,965,500	$3,968,754	$3,254	$—
Expiring 06/15/22	Morgan Stanley Capital Services LLC	CAD	4,347	3,406,007	3,476,268	70,261	—
Expiring 06/15/22	Morgan Stanley Capital Services LLC	CAD	3,433	2,730,302	2,745,229	14,927	—
Expiring 06/15/22	Morgan Stanley Capital Services LLC	CAD	2,826	2,216,960	2,260,217	43,257	—
Expiring 06/15/22	Morgan Stanley Capital Services LLC	CAD	2,399	1,904,591	1,918,248	13,657	—
Expiring 06/15/22	Morgan Stanley Capital Services LLC	CAD	1,908	1,523,027	1,526,114	3,087	—
Expiring 06/15/22	Morgan Stanley Capital Services LLC	CAD	1,680	1,310,329	1,343,950	33,621	—
Expiring 06/15/22	Morgan Stanley Capital Services LLC	CAD	1,197	956,320	957,008	688	—
Chilean Peso,
Expiring 04/06/22	Citibank, N.A.	CLP	66,300	83,554	84,184	630	—
Expiring 04/06/22	Citibank, N.A.	CLP	33,300	41,620	42,283	663	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CLP	73,000	93,506	92,691	—	(815)
Expiring 05/06/22	Bank of America, N.A.	CLP	57,600	72,613	72,738	125	—
Expiring 05/06/22	Bank of America, N.A.	CLP	42,800	54,515	54,048	—	(467)
Expiring 06/15/22	Barclays Bank PLC	CLP	79,722	99,497	100,010	513	—
Expiring 06/15/22	Citibank, N.A.	CLP	174,791	214,000	219,273	5,273	—
Expiring 06/15/22	HSBC Bank PLC	CLP	170,126	206,000	213,420	7,420	—
Chinese Renminbi,
Expiring 04/06/22	Bank of America, N.A.	CNH	870	137,311	136,849	—	(462)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CNH	782	123,147	123,007	—	(140)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CNH	627	99,133	98,626	—	(507)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CNH	426	67,085	67,009	—	(76)
Expiring 04/19/22	Citibank, N.A.	CNH	1,250	194,591	196,416	1,825	—
Expiring 04/19/22	Goldman Sachs Bank USA	CNH	5,954	930,822	935,747	4,925	—
Expiring 04/19/22	JP Morgan Chase Bank, N.A.	CNH	1,838	287,063	288,923	1,860	—
Expiring 04/19/22	Morgan Stanley Capital Services LLC	CNH	538	83,958	84,554	596	—
Expiring 05/23/22	HSBC Bank PLC	CNH	2,271	357,000	356,146	—	(854)
Expiring 05/23/22	HSBC Bank PLC	CNH	1,409	222,000	221,059	—	(941)
Expiring 05/23/22	HSBC Bank PLC	CNH	91	14,238	14,289	51	—
Expiring 05/23/22	Morgan Stanley & Co. International PLC	CNH	323	50,922	50,672	—	(250)
Colombian Peso,
Expiring 04/06/22	Citibank, N.A.	COP	227,600	57,958	60,272	2,314	—
Expiring 04/06/22	Citibank, N.A.	COP	56,475	14,453	14,955	502	—
Expiring 04/06/22	Citibank, N.A.	COP	40,662	10,398	10,768	370	—
Expiring 04/06/22	Citibank, N.A.	COP	31,626	8,092	8,375	283	—
Expiring 04/06/22	Citibank, N.A.	COP	29,367	7,504	7,777	273	—
Expiring 04/19/22	Morgan Stanley Capital Services LLC	COP	5,432,576	1,317,116	1,436,194	119,078	—
Expiring 04/19/22	Morgan Stanley Capital Services LLC	COP	1,833	461	485	24	—
Expiring 05/06/22	Citibank, N.A.	COP	197,730	52,447	52,154	—	(293)
Expiring 06/15/22	BNP Paribas S.A.	COP	350,746	91,174	91,959	785	—
Expiring 06/15/22	Citibank, N.A.	COP	442,320	116,000	115,967	—	(33)
Expiring 06/15/22	Citibank, N.A.	COP	405,770	105,000	106,385	1,385	—
A53

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna,
Expiring 04/06/22	Bank of America, N.A.	CZK	1,160	$51,869	$52,534	$665	$—
Expiring 04/06/22	Bank of America, N.A.	CZK	620	26,507	28,079	1,572	—
Expiring 04/19/22	Citibank, N.A.	CZK	5,798	264,000	262,151	—	(1,849)
Expiring 04/19/22	HSBC Bank PLC	CZK	2,296	105,775	103,817	—	(1,958)
Expiring 04/19/22	Morgan Stanley & Co. International PLC	CZK	6,874	316,000	310,814	—	(5,186)
Expiring 04/19/22	Morgan Stanley & Co. International PLC	CZK	4,778	217,000	216,032	—	(968)
Expiring 05/06/22	Deutsche Bank AG	CZK	810	36,736	36,549	—	(187)
Euro,
Expiring 04/04/22	BNP Paribas S.A.	EUR	113	125,478	125,305	—	(173)
Expiring 04/04/22	Deutsche Bank AG	EUR	1,128	1,266,494	1,247,896	—	(18,598)
Expiring 04/04/22	Goldman Sachs International	EUR	68	74,147	75,349	1,202	—
Expiring 04/04/22	HSBC Bank PLC	EUR	362	404,006	400,711	—	(3,295)
Expiring 04/04/22	HSBC Bank PLC	EUR	226	245,764	249,779	4,015	—
Expiring 04/04/22	JPMorgan Chase Bank, N.A.	EUR	639	719,851	707,510	—	(12,341)
Expiring 04/04/22	Morgan Stanley & Co. International PLC	EUR	10,715	11,750,180	11,855,299	105,119	—
Expiring 04/04/22	Morgan Stanley & Co. International PLC	EUR	238	261,426	262,778	1,352	—
Expiring 04/04/22	Morgan Stanley & Co. International PLC	EUR	200	221,762	221,593	—	(169)
Expiring 04/04/22	Morgan Stanley & Co. International PLC	EUR	96	108,539	105,928	—	(2,611)
Expiring 04/04/22	Morgan Stanley & Co. International PLC	EUR	87	96,586	96,046	—	(540)
Expiring 04/06/22	Bank of America, N.A.	EUR	192	211,261	212,434	1,173	—
Expiring 04/06/22	Bank of America, N.A.	EUR	157	172,851	173,710	859	—
Expiring 04/06/22	Bank of America, N.A.	EUR	157	172,982	173,709	727	—
Expiring 04/06/22	Bank of America, N.A.	EUR	125	138,294	138,304	10	—
Expiring 04/06/22	Bank of America, N.A.	EUR	108	119,634	119,495	—	(139)
Expiring 04/06/22	Bank of America, N.A.	EUR	99	108,479	109,537	1,058	—
Expiring 04/06/22	Bank of America, N.A.	EUR	79	86,882	87,408	526	—
Expiring 04/06/22	Bank of America, N.A.	EUR	79	86,883	87,408	525	—
Expiring 04/06/22	Bank of America, N.A.	EUR	74	81,207	81,876	669	—
Expiring 04/06/22	Bank of America, N.A.	EUR	74	81,775	81,875	100	—
Expiring 04/06/22	Bank of America, N.A.	EUR	52	57,157	57,534	377	—
Expiring 04/06/22	Bank of America, N.A.	EUR	52	57,092	57,534	442	—
Expiring 04/06/22	Bank of America, N.A.	EUR	45	49,909	49,790	—	(119)
Expiring 04/06/22	Citibank, N.A.	EUR	146	159,710	161,539	1,829	—
Expiring 04/06/22	Citibank, N.A.	EUR	126	139,079	139,410	331	—
Expiring 04/06/22	Citibank, N.A.	EUR	118	128,863	130,558	1,695	—
Expiring 04/06/22	Deutsche Bank AG	EUR	252	278,309	278,820	511	—
Expiring 04/06/22	Deutsche Bank AG	EUR	127	139,068	140,516	1,448	—
Expiring 04/06/22	Deutsche Bank AG	EUR	126	138,728	139,410	682	—
Expiring 04/06/22	Deutsche Bank AG	EUR	125	137,933	138,303	370	—
Expiring 04/06/22	Deutsche Bank AG	EUR	125	137,524	138,303	779	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	1,775	1,974,080	1,963,913	—	(10,167)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	448	492,253	495,682	3,429	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	274	308,205	303,161	—	(5,044)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	253	277,017	279,926	2,909	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	158	177,746	174,816	—	(2,930)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	129	140,881	142,730	1,849	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	127	140,010	140,517	507	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	127	140,061	140,517	456	—
A54

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	126	$138,615	$139,410	$795	$—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	126	139,989	139,410	—	(579)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	117	129,378	129,453	75	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	115	126,872	127,239	367	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	91	99,911	100,685	774	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	75	82,909	82,983	74	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	66	72,581	73,025	444	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	49	54,657	54,216	—	(441)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	48	53,830	53,108	—	(722)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	44	49,514	48,682	—	(832)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	16	17,806	17,703	—	(103)
Expiring 04/19/22	Citibank, N.A.	EUR	2,321	2,554,887	2,569,023	14,136	—
Expiring 04/19/22	Citibank, N.A.	EUR	1,396	1,598,369	1,545,177	—	(53,192)
Expiring 04/19/22	Citibank, N.A.	EUR	825	934,923	913,160	—	(21,763)
Expiring 04/19/22	Citibank, N.A.	EUR	676	745,574	748,238	2,664	—
Expiring 04/19/22	Citibank, N.A.	EUR	600	669,840	664,116	—	(5,724)
Expiring 04/19/22	Citibank, N.A.	EUR	537	610,056	594,384	—	(15,672)
Expiring 04/19/22	Citibank, N.A.	EUR	456	503,068	504,728	1,660	—
Expiring 04/19/22	Citibank, N.A.	EUR	305	349,173	337,592	—	(11,581)
Expiring 04/19/22	Citibank, N.A.	EUR	21	23,630	23,244	—	(386)
Expiring 04/19/22	Goldman Sachs Bank USA	EUR	2,447	2,777,240	2,708,488	—	(68,752)
Expiring 04/19/22	Goldman Sachs International	EUR	476	526,000	526,736	736	—
Expiring 04/19/22	HSBC Bank PLC	EUR	230	256,302	254,854	—	(1,448)
Expiring 04/19/22	HSBC Bank PLC	EUR	67	74,907	73,823	—	(1,084)
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	EUR	373	416,000	413,159	—	(2,841)
Expiring 04/19/22	Morgan Stanley & Co. International PLC	EUR	313	352,944	346,896	—	(6,048)
Expiring 04/19/22	Morgan Stanley & Co. International PLC	EUR	110	124,017	121,984	—	(2,033)
Expiring 05/06/22	Deutsche Bank AG	EUR	62	68,968	68,666	—	(302)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	EUR	308	343,039	341,116	—	(1,923)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	EUR	142	155,962	157,268	1,306	—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	EUR	45	49,841	49,839	—	(2)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	EUR	2	2,232	2,215	—	(17)
Expiring 06/15/22	Barclays Bank PLC	EUR	102,439	111,810,275	113,660,257	1,849,982	—
Expiring 06/15/22	Morgan Stanley Capital Services LLC	EUR	1,140	1,258,464	1,265,183	6,719	—
Expiring 06/15/22	Morgan Stanley Capital Services LLC	EUR	973	1,073,308	1,079,054	5,746	—
Expiring 06/15/22	Morgan Stanley Capital Services LLC	EUR	932	1,025,336	1,034,071	8,735	—
Expiring 06/15/22	Morgan Stanley Capital Services LLC	EUR	124	138,052	137,552	—	(500)
Expiring 06/15/22	Morgan Stanley Capital Services LLC	EUR	46	50,717	51,049	332	—
Expiring 06/16/22	Goldman Sachs International	EUR	995	1,098,312	1,103,682	5,370	—
Expiring 06/16/22	UBS AG	EUR	1,917	2,114,513	2,126,825	12,312	—
Hungarian Forint,
Expiring 04/06/22	Citibank, N.A.	HUF	19,400	55,924	58,371	2,447	—
Expiring 04/19/22	BNP Paribas S.A.	HUF	38,690	122,403	116,200	—	(6,203)
Expiring 04/19/22	BNP Paribas S.A.	HUF	12,511	37,760	37,574	—	(186)
Expiring 04/19/22	Citibank, N.A.	HUF	64,524	185,000	193,789	8,789	—
Expiring 04/19/22	Citibank, N.A.	HUF	34,740	103,000	104,336	1,336	—
Expiring 04/19/22	Goldman Sachs Bank USA	HUF	484,213	1,512,433	1,454,257	—	(58,176)
Expiring 04/19/22	HSBC Bank PLC	HUF	57,208	169,000	171,816	2,816	—
A55

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hungarian Forint (cont’d.),
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	HUF	112,689	$356,259	$338,444	$—	$(17,815)
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	HUF	31,711	96,000	95,238	—	(762)
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	HUF	23,623	69,151	70,948	1,797	—
Expiring 04/19/22	Morgan Stanley & Co. International PLC	HUF	30,284	97,000	90,954	—	(6,046)
Indian Rupee,
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	INR	22,330	294,556	293,933	—	(623)
Expiring 04/19/22	Citibank, N.A.	INR	135,829	1,802,284	1,783,566	—	(18,718)
Expiring 04/19/22	Citibank, N.A.	INR	10,753	140,470	141,197	727	—
Expiring 04/19/22	Morgan Stanley Capital Services LLC	INR	6,094	80,175	80,020	—	(155)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	INR	5,500	72,311	72,035	—	(276)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	INR	4,120	54,268	53,962	—	(306)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	INR	91,423	1,184,579	1,192,195	7,616	—
Indonesian Rupiah,
Expiring 04/06/22	Citibank, N.A.	IDR	770,192	53,791	53,669	—	(122)
Expiring 04/06/22	Deutsche Bank AG	IDR	677,000	47,485	47,174	—	(311)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	IDR	3,257,808	227,564	227,010	—	(554)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	IDR	366,000	25,566	25,504	—	(62)
Expiring 04/19/22	Citibank, N.A.	IDR	25,650,031	1,787,210	1,787,096	—	(114)
Expiring 04/19/22	Citibank, N.A.	IDR	21,614,946	1,487,076	1,505,962	18,886	—
Expiring 04/19/22	Citibank, N.A.	IDR	1,503,083	104,876	104,723	—	(153)
Expiring 04/19/22	Citibank, N.A.	IDR	879,150	60,912	61,252	340	—
Expiring 04/19/22	JP Morgan Chase Bank, N.A.	IDR	8,232,301	573,440	573,563	123	—
Israeli Shekel,
Expiring 06/15/22	Barclays Bank PLC	ILS	150	46,372	47,041	669	—
Japanese Yen,
Expiring 04/06/22	Bank of America, N.A.	JPY	16,600	137,478	136,370	—	(1,108)
Expiring 04/06/22	Bank of America, N.A.	JPY	8,000	66,270	65,720	—	(550)
Expiring 04/06/22	Citibank, N.A.	JPY	35,950	311,933	295,329	—	(16,604)
Expiring 04/06/22	Citibank, N.A.	JPY	32,300	281,705	265,345	—	(16,360)
Expiring 04/06/22	Citibank, N.A.	JPY	16,900	138,497	138,834	337	—
Expiring 04/06/22	Citibank, N.A.	JPY	16,300	138,530	133,905	—	(4,625)
Expiring 04/06/22	Citibank, N.A.	JPY	8,200	69,171	67,363	—	(1,808)
Expiring 04/06/22	Deutsche Bank AG	JPY	16,400	138,488	134,726	—	(3,762)
Expiring 04/06/22	Deutsche Bank AG	JPY	16,300	137,445	133,904	—	(3,541)
Expiring 04/06/22	Deutsche Bank AG	JPY	16,300	138,415	133,904	—	(4,511)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	JPY	82,047	711,874	674,018	—	(37,856)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	JPY	34,000	281,179	279,311	—	(1,868)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	JPY	16,800	136,768	138,013	1,245	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	JPY	16,400	138,081	134,726	—	(3,355)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	JPY	16,300	137,892	133,904	—	(3,988)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	JPY	16,200	141,165	133,083	—	(8,082)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	JPY	12,200	105,329	100,223	—	(5,106)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	JPY	10,200	88,634	83,793	—	(4,841)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	JPY	8,300	68,815	68,185	—	(630)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	JPY	8,200	69,276	67,363	—	(1,913)
Expiring 04/19/22	BNP Paribas S.A.	JPY	11,249	97,779	92,436	—	(5,343)
Expiring 04/19/22	Citibank, N.A.	JPY	5,106	44,414	41,957	—	(2,457)
Expiring 04/19/22	Goldman Sachs Bank USA	JPY	7,000	60,721	57,520	—	(3,201)
Expiring 04/19/22	HSBC Bank PLC	JPY	11,779	97,073	96,794	—	(279)
Expiring 04/19/22	HSBC Bank PLC	JPY	8,679	75,396	71,320	—	(4,076)
Expiring 04/19/22	Morgan Stanley Capital Services LLC	JPY	384,810	3,325,654	3,162,054	—	(163,600)
A56

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 04/19/22	Morgan Stanley Capital Services LLC	JPY	98,432	$815,851	$808,834	$—	$(7,017)
Expiring 04/19/22	The Toronto-Dominion Bank	JPY	25,268	219,206	207,634	—	(11,572)
Expiring 04/19/22	The Toronto-Dominion Bank	JPY	11,056	95,911	90,848	—	(5,063)
Expiring 06/15/22	Barclays Bank PLC	JPY	4,087,253	35,295,028	33,643,031	—	(1,651,997)
Expiring 06/15/22	Barclays Bank PLC	JPY	1,994,039	17,332,830	16,413,350	—	(919,480)
Expiring 06/15/22	Barclays Bank PLC	JPY	184,781	1,535,071	1,520,974	—	(14,097)
Expiring 06/15/22	Barclays Bank PLC	JPY	148,769	1,296,066	1,224,548	—	(71,518)
Expiring 06/15/22	Barclays Bank PLC	JPY	104,363	911,453	859,032	—	(52,421)
Expiring 06/15/22	Barclays Bank PLC	JPY	92,713	753,912	763,138	9,226	—
Expiring 06/15/22	Morgan Stanley Capital Services LLC	JPY	2,922,890	25,348,810	24,058,912	—	(1,289,898)
Expiring 06/15/22	Morgan Stanley Capital Services LLC	JPY	1,249,897	10,287,545	10,288,164	619	—
Expiring 06/15/22	Morgan Stanley Capital Services LLC	JPY	967,312	8,410,514	7,962,150	—	(448,364)
Expiring 06/15/22	Morgan Stanley Capital Services LLC	JPY	378,119	3,139,016	3,112,373	—	(26,643)
Expiring 06/15/22	Morgan Stanley Capital Services LLC	JPY	305,136	2,512,758	2,511,642	—	(1,116)
Expiring 06/15/22	Morgan Stanley Capital Services LLC	JPY	290,833	2,444,873	2,393,909	—	(50,964)
Expiring 06/15/22	Morgan Stanley Capital Services LLC	JPY	193,771	1,568,547	1,594,967	26,420	—
Expiring 06/15/22	Morgan Stanley Capital Services LLC	JPY	77,210	648,944	635,532	—	(13,412)
Expiring 06/16/22	UBS AG	JPY	17,217	141,961	141,725	—	(236)
Malaysian Ringgit,
Expiring 04/06/22	Deutsche Bank AG	MYR	251	59,998	59,509	—	(489)
Mexican Peso,
Expiring 04/06/22	Bank of America, N.A.	MXN	1,800	86,944	90,405	3,461	—
Expiring 04/06/22	Bank of America, N.A.	MXN	1,800	86,547	90,405	3,858	—
Expiring 04/06/22	Bank of America, N.A.	MXN	1,740	82,674	87,391	4,717	—
Expiring 04/06/22	Bank of America, N.A.	MXN	1,700	83,346	85,383	2,037	—
Expiring 04/06/22	Bank of America, N.A.	MXN	1,670	82,761	83,876	1,115	—
Expiring 04/06/22	Bank of America, N.A.	MXN	1,130	55,561	56,754	1,193	—
Expiring 04/06/22	Citibank, N.A.	MXN	21,315	1,022,685	1,070,542	47,857	—
Expiring 04/06/22	Citibank, N.A.	MXN	1,730	83,559	86,889	3,330	—
Expiring 04/06/22	Citibank, N.A.	MXN	1,720	83,297	86,387	3,090	—
Expiring 04/06/22	Citibank, N.A.	MXN	1,150	55,171	57,758	2,587	—
Expiring 04/06/22	Citibank, N.A.	MXN	810	39,223	40,683	1,460	—
Expiring 04/06/22	Citibank, N.A.	MXN	750	36,640	37,668	1,028	—
Expiring 04/06/22	Citibank, N.A.	MXN	720	34,485	36,162	1,677	—
Expiring 04/06/22	Deutsche Bank AG	MXN	790	39,043	39,677	634	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	MXN	2,160	104,682	108,485	3,803	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	MXN	1,760	84,737	88,396	3,659	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	MXN	1,740	82,592	87,391	4,799	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	MXN	1,170	55,883	58,764	2,881	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	MXN	1,160	55,234	58,260	3,026	—
Expiring 04/13/22	Goldman Sachs Bank USA	MXN	2,382	114,923	119,506	4,583	—
Expiring 04/19/22	Citibank, N.A.	MXN	2,800	134,327	140,307	5,980	—
Expiring 04/19/22	Citibank, N.A.	MXN	2,588	123,840	129,684	5,844	—
Expiring 04/19/22	Goldman Sachs Bank USA	MXN	19,671	950,121	985,710	35,589	—
Expiring 04/19/22	Goldman Sachs Bank USA	MXN	8,037	401,394	402,732	1,338	—
Expiring 04/19/22	JP Morgan Chase Bank, N.A.	MXN	35,255	1,704,308	1,766,608	62,300	—
A57

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 04/19/22	Morgan Stanley Capital Services LLC	MXN	33,955	$1,634,875	$1,701,461	$66,586	$—
Expiring 04/19/22	Morgan Stanley Capital Services LLC	MXN	17,975	865,852	900,718	34,866	—
Expiring 04/19/22	Morgan Stanley Capital Services LLC	MXN	13,269	636,855	664,883	28,028	—
Expiring 04/19/22	Morgan Stanley Capital Services LLC	MXN	6,882	331,813	344,857	13,044	—
Expiring 05/03/22	Morgan Stanley Capital Services LLC	MXN	12,026	577,202	601,108	23,906	—
Expiring 05/06/22	Citibank, N.A.	MXN	1,390	69,607	69,439	—	(168)
Expiring 05/18/22	Morgan Stanley Capital Services LLC	MXN	11,095	537,548	552,996	15,448	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	MXN	4,861	237,000	241,041	4,041	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	MXN	2,153	99,000	106,766	7,766	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	MXN	2,148	99,000	106,530	7,530	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	MXN	580	28,345	28,783	438	—
Expiring 06/15/22	Morgan Stanley & Co. International PLC	MXN	3,591	170,259	178,094	7,835	—
Expiring 06/15/22	Morgan Stanley & Co. International PLC	MXN	886	42,011	43,944	1,933	—
Expiring 06/16/22	BNP Paribas S.A.	MXN	19,604	923,175	971,975	48,800	—
Expiring 06/16/22	Goldman Sachs International	MXN	6,007	282,829	297,822	14,993	—
Expiring 06/16/22	Goldman Sachs International	MXN	5,203	257,772	257,970	198	—
Expiring 06/16/22	UBS AG	MXN	50,516	2,378,363	2,504,653	126,290	—
New Taiwanese Dollar,
Expiring 04/06/22	Bank of America, N.A.	TWD	15,420	539,199	538,289	—	(910)
Expiring 04/06/22	Citibank, N.A.	TWD	3,965	138,806	138,412	—	(394)
Expiring 04/06/22	Citibank, N.A.	TWD	2,760	96,774	96,347	—	(427)
Expiring 04/06/22	Deutsche Bank AG	TWD	7,915	278,795	276,300	—	(2,495)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	TWD	7,930	280,509	276,824	—	(3,685)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	TWD	7,915	277,525	276,301	—	(1,224)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	TWD	3,945	138,664	137,714	—	(950)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	TWD	3,486	121,109	121,691	582	—
Expiring 04/19/22	Citibank, N.A.	TWD	68,120	2,388,499	2,379,356	—	(9,143)
Expiring 04/19/22	Citibank, N.A.	TWD	9,022	325,727	315,128	—	(10,599)
Expiring 06/15/22	The Toronto-Dominion Bank	TWD	7,917	277,000	277,437	437	—
New Zealand Dollar,
Expiring 04/06/22	Citibank, N.A.	NZD	405	278,122	280,671	2,549	—
Expiring 04/06/22	Citibank, N.A.	NZD	210	142,164	145,533	3,369	—
Expiring 04/06/22	Citibank, N.A.	NZD	205	139,155	142,067	2,912	—
Expiring 04/06/22	Citibank, N.A.	NZD	200	139,369	138,603	—	(766)
Expiring 04/06/22	Citibank, N.A.	NZD	88	61,140	60,985	—	(155)
Expiring 04/06/22	Citibank, N.A.	NZD	33	22,966	22,869	—	(97)
Expiring 04/06/22	Deutsche Bank AG	NZD	205	138,798	142,068	3,270	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NZD	570	385,536	395,018	9,482	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NZD	360	243,587	249,485	5,898	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NZD	205	141,346	142,068	722	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NZD	205	139,865	142,068	2,203	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NZD	200	139,336	138,602	—	(734)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NZD	32	22,294	22,177	—	(117)
Expiring 04/19/22	BNP Paribas S.A.	NZD	61	41,121	42,123	1,002	—
Expiring 04/19/22	Citibank, N.A.	NZD	163	109,000	113,079	4,079	—
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	NZD	77	52,149	53,403	1,254	—
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	NZD	34	23,564	23,448	—	(116)
A58

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 04/19/22	Morgan Stanley Capital Services LLC	NZD	45	$30,661	$31,179	$518	$—
Expiring 05/06/22	Bank of America, N.A.	NZD	200	138,064	138,530	466	—
Expiring 06/15/22	Barclays Bank PLC	NZD	2,749	1,889,807	1,902,579	12,772	—
Expiring 06/15/22	Morgan Stanley Capital Services LLC	NZD	48,506	33,373,155	33,572,438	199,283	—
Expiring 06/15/22	Morgan Stanley Capital Services LLC	NZD	19,558	13,333,019	13,536,477	203,458	—
Expiring 06/15/22	Morgan Stanley Capital Services LLC	NZD	13,117	8,952,164	9,078,954	126,790	—
Expiring 06/15/22	Morgan Stanley Capital Services LLC	NZD	3,545	2,433,048	2,453,668	20,620	—
Expiring 06/15/22	Morgan Stanley Capital Services LLC	NZD	3,450	2,396,628	2,387,714	—	(8,914)
Expiring 06/15/22	Morgan Stanley Capital Services LLC	NZD	3,392	2,347,315	2,348,070	755	—
Expiring 06/15/22	Morgan Stanley Capital Services LLC	NZD	3,368	2,298,459	2,331,096	32,637	—
Expiring 06/15/22	Morgan Stanley Capital Services LLC	NZD	3,340	2,283,011	2,311,906	28,895	—
Expiring 06/15/22	Morgan Stanley Capital Services LLC	NZD	2,467	1,686,267	1,707,584	21,317	—
Expiring 06/15/22	Morgan Stanley Capital Services LLC	NZD	1,938	1,333,623	1,341,255	7,632	—
Expiring 06/15/22	Morgan Stanley Capital Services LLC	NZD	1,556	1,051,152	1,077,062	25,910	—
Expiring 06/15/22	Morgan Stanley Capital Services LLC	NZD	1,448	978,448	1,001,943	23,495	—
Expiring 06/15/22	Morgan Stanley Capital Services LLC	NZD	294	200,028	203,398	3,370	—
Expiring 06/15/22	Morgan Stanley Capital Services LLC	NZD	234	160,200	162,081	1,881	—
Expiring 06/15/22	Morgan Stanley Capital Services LLC	NZD	225	152,036	155,548	3,512	—
Norwegian Krone,
Expiring 04/06/22	Citibank, N.A.	NOK	2,510	278,421	285,083	6,662	—
Expiring 04/06/22	Citibank, N.A.	NOK	2,510	281,101	285,084	3,983	—
Expiring 04/06/22	Citibank, N.A.	NOK	730	83,324	82,913	—	(411)
Expiring 04/06/22	Deutsche Bank AG	NOK	2,530	284,075	287,355	3,280	—
Expiring 04/06/22	Deutsche Bank AG	NOK	1,240	138,356	140,838	2,482	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NOK	1,260	141,338	143,110	1,772	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NOK	1,240	139,559	140,839	1,280	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NOK	1,240	139,442	140,838	1,396	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NOK	350	38,750	39,753	1,003	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NOK	330	36,684	37,481	797	—
Expiring 04/19/22	BNP Paribas S.A.	NOK	1,359	154,176	154,271	95	—
Expiring 04/19/22	HSBC Bank PLC	NOK	449	50,321	51,020	699	—
Expiring 04/19/22	HSBC Bank PLC	NOK	409	46,714	46,393	—	(321)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	NOK	1,190	137,518	135,114	—	(2,404)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	NOK	360	41,843	40,875	—	(968)
Expiring 06/15/22	Barclays Bank PLC	NOK	258,945	28,829,113	29,398,694	569,581	—
Expiring 06/15/22	Barclays Bank PLC	NOK	38,171	4,444,664	4,333,625	—	(111,039)
Expiring 06/15/22	Barclays Bank PLC	NOK	2,626	300,329	298,094	—	(2,235)
Expiring 06/15/22	Morgan Stanley Capital Services LLC	NOK	464,083	52,181,630	52,688,467	506,837	—
A59

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone (cont’d.),
Expiring 06/15/22	Morgan Stanley Capital Services LLC	NOK	101,535	$11,493,146	$11,527,522	$34,376	$—
Expiring 06/15/22	Morgan Stanley Capital Services LLC	NOK	39,186	4,346,488	4,448,881	102,393	—
Expiring 06/15/22	Morgan Stanley Capital Services LLC	NOK	34,193	3,794,380	3,882,028	87,648	—
Expiring 06/15/22	Morgan Stanley Capital Services LLC	NOK	30,365	3,456,070	3,447,414	—	(8,656)
Expiring 06/15/22	Morgan Stanley Capital Services LLC	NOK	28,182	3,245,034	3,199,560	—	(45,474)
Expiring 06/16/22	Bank of America, N.A.	NOK	87	9,700	9,931	231	—
Expiring 06/16/22	UBS AG	NOK	54	5,940	6,082	142	—
Peruvian Nuevo Sol,
Expiring 04/06/22	Citibank, N.A.	PEN	319	85,787	86,683	896	—
Expiring 06/15/22	HSBC Bank PLC	PEN	314	82,798	84,646	1,848	—
Philippine Peso,
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	PHP	4,420	85,088	85,411	323	—
Expiring 05/06/22	Bank of America, N.A.	PHP	2,830	54,486	54,530	44	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	PHP	20,892	397,000	401,104	4,104	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	PHP	17,482	331,000	335,629	4,629	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	PHP	11,643	221,000	223,522	2,522	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	PHP	11,015	209,000	211,481	2,481	—
Polish Zloty,
Expiring 04/06/22	Bank of America, N.A.	PLN	245	57,761	58,281	520	—
Expiring 04/06/22	Bank of America, N.A.	PLN	20	4,698	4,758	60	—
Expiring 04/06/22	Citibank, N.A.	PLN	745	172,934	177,220	4,286	—
Expiring 04/06/22	Citibank, N.A.	PLN	380	84,984	90,394	5,410	—
Expiring 04/06/22	Citibank, N.A.	PLN	205	48,986	48,765	—	(221)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	PLN	375	85,726	89,204	3,478	—
Expiring 04/19/22	HSBC Bank PLC	PLN	5,691	1,432,957	1,352,042	—	(80,915)
Expiring 04/19/22	HSBC Bank PLC	PLN	573	144,309	136,160	—	(8,149)
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	PLN	324	75,206	76,951	1,745	—
Russian Ruble,
Expiring 04/19/22	Goldman Sachs Bank USA	RUB	377,671	4,899,982	4,511,109	—	(388,873)
Expiring 04/19/22	Goldman Sachs Bank USA	RUB	31,970	409,911	381,867	—	(28,044)
Expiring 04/19/22	Goldman Sachs Bank USA	RUB	2,130	27,011	25,442	—	(1,569)
Expiring 04/19/22	Morgan Stanley Capital Services LLC	RUB	57,893	758,589	691,499	—	(67,090)
Expiring 04/25/22	Goldman Sachs Bank USA	RUB	38,397	474,195	452,888	—	(21,307)
Expiring 05/04/22	Citibank, N.A.	RUB	2,880	36,604	33,487	—	(3,117)
Expiring 05/24/22	Citibank, N.A.	RUB	45,610	558,262	520,191	—	(38,071)
Singapore Dollar,
Expiring 04/06/22	Citibank, N.A.	SGD	42	31,000	30,987	—	(13)
Expiring 04/06/22	Deutsche Bank AG	SGD	63	46,503	46,482	—	(21)
Expiring 06/15/22	Barclays Bank PLC	SGD	17,664	13,008,743	13,032,570	23,827	—
Expiring 06/15/22	Barclays Bank PLC	SGD	14,426	10,596,118	10,643,436	47,318	—
Expiring 06/15/22	Barclays Bank PLC	SGD	4,503	3,304,064	3,322,168	18,104	—
Expiring 06/15/22	Barclays Bank PLC	SGD	2,085	1,538,481	1,538,118	—	(363)
Expiring 06/15/22	Barclays Bank PLC	SGD	727	535,353	536,729	1,376	—
Expiring 06/15/22	Barclays Bank PLC	SGD	57	41,786	41,948	162	—
Expiring 06/15/22	Barclays Bank PLC	SGD	11	8,305	8,311	6	—
Expiring 06/15/22	Citibank, N.A.	SGD	439	324,000	324,156	156	—
Expiring 06/15/22	HSBC Bank PLC	SGD	346	255,000	255,593	593	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	SGD	475	350,000	350,290	290	—
A60

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 06/15/22	Morgan Stanley Capital Services LLC	SGD	6,620	$4,879,181	$4,884,450	$5,269	$—
Expiring 06/15/22	Morgan Stanley Capital Services LLC	SGD	3,845	2,824,010	2,836,794	12,784	—
Expiring 06/15/22	Morgan Stanley Capital Services LLC	SGD	2,183	1,604,723	1,610,687	5,964	—
Expiring 06/15/22	Morgan Stanley Capital Services LLC	SGD	941	693,708	694,003	295	—
Expiring 06/16/22	BNP Paribas S.A.	SGD	18	12,927	13,026	99	—
South African Rand,
Expiring 04/06/22	Bank of America, N.A.	ZAR	2,160	140,234	147,708	7,474	—
Expiring 04/06/22	Bank of America, N.A.	ZAR	1,250	83,718	85,479	1,761	—
Expiring 04/06/22	Bank of America, N.A.	ZAR	1,230	83,231	84,112	881	—
Expiring 04/06/22	Citibank, N.A.	ZAR	13,990	900,008	956,683	56,675	—
Expiring 04/06/22	Citibank, N.A.	ZAR	1,330	85,854	90,950	5,096	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	ZAR	2,130	138,222	145,656	7,434	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	ZAR	2,130	138,377	145,656	7,279	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	ZAR	1,340	86,971	91,634	4,663	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	ZAR	830	55,590	56,758	1,168	—
Expiring 04/19/22	Morgan Stanley Capital Services LLC	ZAR	754	48,534	51,484	2,950	—
Expiring 04/19/22	Morgan Stanley Capital Services LLC	ZAR	214	13,471	14,638	1,167	—
Expiring 05/06/22	Bank of America, N.A.	ZAR	810	54,906	55,176	270	—
Expiring 06/15/22	HSBC Bank PLC	ZAR	547	36,664	37,037	373	—
Expiring 06/15/22	HSBC Bank PLC	ZAR	402	26,000	27,255	1,255	—
Expiring 06/15/22	UBS AG	ZAR	48	3,121	3,231	110	—
South Korean Won,
Expiring 04/06/22	Bank of America, N.A.	KRW	171,790	140,524	141,431	907	—
Expiring 04/06/22	Bank of America, N.A.	KRW	171,210	138,318	140,953	2,635	—
Expiring 04/06/22	Bank of America, N.A.	KRW	23,723	19,725	19,531	—	(194)
Expiring 04/06/22	Citibank, N.A.	KRW	337,960	277,016	278,233	1,217	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	KRW	922,419	762,834	759,402	—	(3,432)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	KRW	172,110	139,637	141,693	2,056	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	KRW	168,530	138,185	138,747	562	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	KRW	167,390	137,126	137,807	681	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	KRW	74,060	60,270	60,971	701	—
Expiring 04/19/22	Citibank, N.A.	KRW	2,914,060	2,428,586	2,397,640	—	(30,946)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	KRW	111,230	91,929	91,495	—	(434)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	KRW	86,850	71,508	71,441	—	(67)
Expiring 06/15/22	Citibank, N.A.	KRW	53,716	43,719	44,189	470	—
Expiring 06/15/22	HSBC Bank PLC	KRW	254,431	207,000	209,301	2,301	—
Expiring 06/15/22	HSBC Bank PLC	KRW	203,476	168,000	167,384	—	(616)
Expiring 06/15/22	HSBC Bank PLC	KRW	119,923	97,000	98,652	1,652	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	KRW	187,595	154,000	154,321	321	—
Expiring 06/16/22	Goldman Sachs International	KRW	5,492	4,475	4,518	43	—
Swedish Krona,
Expiring 04/06/22	Citibank, N.A.	SEK	3,290	339,122	349,945	10,823	—
Expiring 04/06/22	Citibank, N.A.	SEK	1,350	139,782	143,595	3,813	—
Expiring 04/06/22	Citibank, N.A.	SEK	660	70,331	70,202	—	(129)
Expiring 04/06/22	Deutsche Bank AG	SEK	690	69,108	73,393	4,285	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	SEK	2,390	249,595	254,216	4,621	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	SEK	1,380	138,886	146,785	7,899	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	SEK	1,370	139,471	145,722	6,251	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	SEK	1,310	139,230	139,340	110	—
A61

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona (cont’d.),
Expiring 04/19/22	HSBC Bank PLC	SEK	537	$57,687	$57,182	$—	$(505)
Expiring 04/19/22	HSBC Bank PLC	SEK	448	48,006	47,628	—	(378)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	SEK	450	48,318	47,895	—	(423)
Expiring 06/15/22	Barclays Bank PLC	SEK	23,984	2,549,551	2,555,863	6,312	—
Expiring 06/15/22	Barclays Bank PLC	SEK	12,451	1,324,931	1,326,808	1,877	—
Expiring 06/15/22	Barclays Bank PLC	SEK	8,864	915,359	944,651	29,292	—
Expiring 06/15/22	Barclays Bank PLC	SEK	6,630	714,947	706,574	—	(8,373)
Expiring 06/15/22	Barclays Bank PLC	SEK	6,217	672,887	662,545	—	(10,342)
Expiring 06/15/22	Morgan Stanley Capital Services LLC	SEK	847,139	88,543,350	90,276,061	1,732,711	—
Expiring 06/15/22	Morgan Stanley Capital Services LLC	SEK	23,662	2,502,180	2,521,560	19,380	—
Expiring 06/15/22	Morgan Stanley Capital Services LLC	SEK	21,869	2,323,146	2,330,483	7,337	—
Expiring 06/15/22	Morgan Stanley Capital Services LLC	SEK	6,254	654,953	666,419	11,466	—
Expiring 06/15/22	Morgan Stanley Capital Services LLC	SEK	3,766	400,764	401,347	583	—
Expiring 06/15/22	Morgan Stanley Capital Services LLC	SEK	135	13,944	14,415	471	—
Swiss Franc,
Expiring 04/06/22	Bank of America, N.A.	CHF	65	69,405	70,356	951	—
Expiring 04/06/22	Citibank, N.A.	CHF	260	276,820	281,423	4,603	—
Expiring 04/06/22	Citibank, N.A.	CHF	260	278,363	281,422	3,059	—
Expiring 04/06/22	Citibank, N.A.	CHF	130	138,085	140,711	2,626	—
Expiring 04/06/22	Citibank, N.A.	CHF	130	140,236	140,712	476	—
Expiring 04/06/22	Citibank, N.A.	CHF	80	85,046	86,591	1,545	—
Expiring 04/06/22	Citibank, N.A.	CHF	65	69,190	70,356	1,166	—
Expiring 04/06/22	Deutsche Bank AG	CHF	130	138,852	140,711	1,859	—
Expiring 04/06/22	Deutsche Bank AG	CHF	130	139,447	140,711	1,264	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CHF	130	138,671	140,711	2,040	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CHF	65	70,043	70,356	313	—
Expiring 04/19/22	Goldman Sachs International	CHF	64	68,768	69,063	295	—
Expiring 05/06/22	Deutsche Bank AG	CHF	130	139,079	140,869	1,790	—
Expiring 05/06/22	Deutsche Bank AG	CHF	130	139,255	140,870	1,615	—
Expiring 05/06/22	Deutsche Bank AG	CHF	65	69,770	70,435	665	—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	CHF	130	139,663	140,869	1,206	—
Expiring 06/15/22	Barclays Bank PLC	CHF	7,305	7,905,469	7,931,783	26,314	—
Expiring 06/15/22	Barclays Bank PLC	CHF	10	10,485	10,664	179	—
Expiring 06/15/22	Morgan Stanley Capital Services LLC	CHF	7,731	8,426,261	8,394,607	—	(31,654)
Expiring 06/15/22	Morgan Stanley Capital Services LLC	CHF	4,265	4,662,522	4,631,051	—	(31,471)
Expiring 06/15/22	Morgan Stanley Capital Services LLC	CHF	1,356	1,467,992	1,471,929	3,937	—
Expiring 06/15/22	Morgan Stanley Capital Services LLC	CHF	1,082	1,160,730	1,174,585	13,855	—
Expiring 06/15/22	Morgan Stanley Capital Services LLC	CHF	1,046	1,122,103	1,135,390	13,287	—
Expiring 06/15/22	Morgan Stanley Capital Services LLC	CHF	736	793,366	799,411	6,045	—
Expiring 06/15/22	Morgan Stanley Capital Services LLC	CHF	718	785,338	779,909	—	(5,429)
Expiring 06/15/22	Morgan Stanley Capital Services LLC	CHF	557	599,497	604,729	5,232	—
A62

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 06/15/22	Morgan Stanley Capital Services LLC	CHF	515	$558,854	$559,538	$684	$—
Thai Baht,
Expiring 04/05/22	Deutsche Bank AG	THB	1,200	36,946	36,090	—	(856)
Expiring 04/05/22	JPMorgan Chase Bank, N.A.	THB	6,900	207,394	207,518	124	—
Expiring 04/05/22	JPMorgan Chase Bank, N.A.	THB	4,250	127,743	127,819	76	—
Expiring 04/05/22	JPMorgan Chase Bank, N.A.	THB	3,290	100,468	98,947	—	(1,521)
Expiring 06/15/22	Goldman Sachs International	THB	6,288	189,000	189,327	327	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	THB	8,450	254,000	254,421	421	—
Expiring 06/16/22	Citibank, N.A.	THB	158	4,714	4,757	43	—
Expiring 06/16/22	Goldman Sachs International	THB	190,985	5,694,183	5,750,556	56,373	—
Expiring 06/16/22	Goldman Sachs International	THB	2,222	66,888	66,905	17	—
Turkish Lira,
Expiring 04/06/22	Deutsche Bank AG	TRY	507	34,280	34,452	172	—
				$1,020,793,712	$1,025,254,547	11,542,477	(7,081,642)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/06/22	Bank of America, N.A.	AUD	190	$140,416	$142,186	$—	$(1,770)
Expiring 04/06/22	Citibank, N.A.	AUD	195	140,559	145,927	—	(5,368)
Expiring 04/06/22	Citibank, N.A.	AUD	190	140,115	142,186	—	(2,071)
Expiring 04/06/22	Citibank, N.A.	AUD	185	138,974	138,444	530	—
Expiring 04/06/22	Deutsche Bank AG	AUD	1,399	1,016,779	1,046,936	—	(30,157)
Expiring 04/06/22	Deutsche Bank AG	AUD	999	726,063	747,598	—	(21,535)
Expiring 04/06/22	Deutsche Bank AG	AUD	195	141,547	145,927	—	(4,380)
Expiring 04/06/22	Deutsche Bank AG	AUD	190	139,511	142,186	—	(2,675)
Expiring 04/06/22	Deutsche Bank AG	AUD	190	139,734	142,186	—	(2,452)
Expiring 04/06/22	Deutsche Bank AG	AUD	95	69,560	71,093	—	(1,533)
Expiring 04/06/22	Deutsche Bank AG	AUD	95	69,867	71,093	—	(1,226)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	AUD	380	279,543	284,371	—	(4,828)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	AUD	375	272,331	280,629	—	(8,298)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	AUD	195	142,379	145,927	—	(3,548)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	AUD	195	142,735	145,927	—	(3,192)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	AUD	190	138,213	142,185	—	(3,972)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	AUD	185	138,145	138,444	—	(299)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	AUD	185	138,798	138,444	354	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	AUD	90	67,206	67,352	—	(146)
Expiring 04/19/22	JP Morgan Chase Bank, N.A.	AUD	1,029	719,713	770,170	—	(50,457)
Expiring 04/19/22	JP Morgan Chase Bank, N.A.	AUD	835	607,554	624,968	—	(17,414)
Expiring 04/19/22	JP Morgan Chase Bank, N.A.	AUD	83	59,568	62,122	—	(2,554)
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	AUD	547	394,855	409,444	—	(14,589)
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	AUD	530	382,405	396,534	—	(14,129)
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	AUD	153	109,114	114,515	—	(5,401)
Expiring 04/19/22	Morgan Stanley Capital Services LLC	AUD	1,220	862,619	913,127	—	(50,508)
Expiring 05/02/22	BNP Paribas S.A.	AUD	2,194	1,621,000	1,642,267	—	(21,267)
Expiring 05/02/22	JP Morgan Chase Bank, N.A.	AUD	1,720	1,249,440	1,287,664	—	(38,224)
Expiring 05/06/22	Deutsche Bank AG	AUD	90	67,551	67,379	172	—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	AUD	185	138,767	138,502	265	—
Expiring 06/15/22	Barclays Bank PLC	AUD	10,945	8,119,559	8,200,987	—	(81,428)
Expiring 06/15/22	Barclays Bank PLC	AUD	5,216	3,901,702	3,908,156	—	(6,454)
A63

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 06/15/22	Barclays Bank PLC	AUD	773	$575,346	$579,013	$—	$(3,667)
Expiring 06/15/22	Morgan Stanley Capital Services LLC	AUD	34,223	25,157,203	25,643,174	—	(485,971)
Expiring 06/15/22	Morgan Stanley Capital Services LLC	AUD	13,478	9,866,668	10,098,887	—	(232,219)
Expiring 06/15/22	Morgan Stanley Capital Services LLC	AUD	9,432	6,860,729	7,066,990	—	(206,261)
Expiring 06/15/22	Morgan Stanley Capital Services LLC	AUD	6,996	5,104,565	5,242,155	—	(137,590)
Expiring 06/15/22	Morgan Stanley Capital Services LLC	AUD	4,683	3,435,509	3,508,682	—	(73,173)
Expiring 06/15/22	Morgan Stanley Capital Services LLC	AUD	4,058	3,042,330	3,040,447	1,883	—
Expiring 06/15/22	Morgan Stanley Capital Services LLC	AUD	3,519	2,638,963	2,637,013	1,950	—
Expiring 06/15/22	Morgan Stanley Capital Services LLC	AUD	3,500	2,597,568	2,622,391	—	(24,823)
Expiring 06/15/22	Morgan Stanley Capital Services LLC	AUD	2,316	1,741,906	1,735,063	6,843	—
Expiring 06/15/22	Morgan Stanley Capital Services LLC	AUD	2,099	1,553,815	1,572,946	—	(19,131)
Expiring 06/15/22	Morgan Stanley Capital Services LLC	AUD	1,193	868,356	894,230	—	(25,874)
Expiring 06/15/22	Morgan Stanley Capital Services LLC	AUD	820	617,975	614,781	3,194	—
Brazilian Real,
Expiring 04/04/22	Citibank, N.A.	BRL	1,390	267,577	291,592	—	(24,015)
Expiring 04/04/22	Citibank, N.A.	BRL	1,195	252,227	250,685	1,542	—
Expiring 04/04/22	Citibank, N.A.	BRL	370	72,663	77,618	—	(4,955)
Expiring 04/04/22	Citibank, N.A.	BRL	255	50,595	53,493	—	(2,898)
Expiring 04/04/22	Citibank, N.A.	BRL	145	28,128	30,418	—	(2,290)
Expiring 04/04/22	Citibank, N.A.	BRL	145	28,138	30,418	—	(2,280)
Expiring 04/04/22	Deutsche Bank AG	BRL	850	174,646	178,312	—	(3,666)
Expiring 04/04/22	JPMorgan Chase Bank, N.A.	BRL	860	173,720	180,410	—	(6,690)
Expiring 04/04/22	Morgan Stanley & Co. International PLC	BRL	2,085	412,648	437,390	—	(24,742)
Expiring 04/19/22	Citibank, N.A.	BRL	9,988	1,913,810	2,086,632	—	(172,822)
Expiring 04/19/22	Citibank, N.A.	BRL	4,128	855,721	862,396	—	(6,675)
Expiring 04/19/22	Citibank, N.A.	BRL	3,770	743,590	787,605	—	(44,015)
Expiring 04/19/22	Citibank, N.A.	BRL	2,541	461,647	530,850	—	(69,203)
Expiring 04/19/22	Goldman Sachs Bank USA	BRL	7,660	1,532,843	1,600,280	—	(67,437)
Expiring 04/19/22	Morgan Stanley Capital Services LLC	BRL	168	29,178	35,097	—	(5,919)
Expiring 05/03/22	Citibank, N.A.	BRL	1,215	253,389	252,853	536	—
Expiring 05/03/22	Citibank, N.A.	BRL	825	172,198	171,691	507	—
Expiring 05/03/22	Citibank, N.A.	BRL	170	35,146	35,379	—	(233)
Expiring 05/03/22	JPMorgan Chase Bank, N.A.	BRL	957	197,350	199,140	—	(1,790)
Expiring 06/15/22	BNP Paribas S.A.	BRL	1,039	200,170	213,553	—	(13,383)
British Pound,
Expiring 04/04/22	BNP Paribas S.A.	GBP	2,144	2,904,729	2,816,724	88,005	—
Expiring 04/06/22	Bank of America, N.A.	GBP	3,303	4,399,992	4,338,748	61,244	—
Expiring 04/06/22	Bank of America, N.A.	GBP	348	463,578	457,125	6,453	—
Expiring 04/06/22	Bank of America, N.A.	GBP	212	279,717	278,478	1,239	—
Expiring 04/06/22	Bank of America, N.A.	GBP	106	138,712	139,240	—	(528)
Expiring 04/06/22	Bank of America, N.A.	GBP	32	41,821	42,035	—	(214)
A64

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 04/06/22	Citibank, N.A.	GBP	212	$275,978	$278,478	$—	$(2,500)
Expiring 04/06/22	Citibank, N.A.	GBP	106	139,613	139,239	374	—
Expiring 04/06/22	Citibank, N.A.	GBP	69	91,437	90,637	800	—
Expiring 04/06/22	Deutsche Bank AG	GBP	210	278,909	275,851	3,058	—
Expiring 04/06/22	Deutsche Bank AG	GBP	106	139,535	139,240	295	—
Expiring 04/06/22	Deutsche Bank AG	GBP	105	139,158	137,926	1,232	—
Expiring 04/06/22	Deutsche Bank AG	GBP	105	138,244	137,925	319	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	170	227,000	223,308	3,692	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	106	141,877	139,239	2,638	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	106	139,530	139,239	291	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	105	137,886	137,925	—	(39)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	66	86,937	86,696	241	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	28	36,624	36,780	—	(156)
Expiring 04/19/22	Goldman Sachs Bank USA	GBP	888	1,156,425	1,166,370	—	(9,945)
Expiring 04/19/22	Goldman Sachs Bank USA	GBP	606	821,632	795,968	25,664	—
Expiring 04/19/22	Goldman Sachs Bank USA	GBP	173	234,005	226,692	7,313	—
Expiring 04/19/22	Goldman Sachs Bank USA	GBP	107	143,476	140,542	2,934	—
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	GBP	4,006	5,463,433	5,261,556	201,877	—
Expiring 05/06/22	Deutsche Bank AG	GBP	105	137,849	137,904	—	(55)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	GBP	49	64,347	64,355	—	(8)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	GBP	15	19,711	19,701	10	—
Expiring 05/06/22	Morgan Stanley & Co. International PLC	GBP	1,964	2,590,749	2,579,278	11,471	—
Expiring 06/15/22	Barclays Bank PLC	GBP	7,958	10,436,137	10,451,050	—	(14,913)
Expiring 06/15/22	Barclays Bank PLC	GBP	1,575	2,070,666	2,068,414	2,252	—
Expiring 06/15/22	Barclays Bank PLC	GBP	1,541	2,039,810	2,024,319	15,491	—
Expiring 06/15/22	Barclays Bank PLC	GBP	1,140	1,497,377	1,497,447	—	(70)
Expiring 06/15/22	Barclays Bank PLC	GBP	992	1,308,952	1,303,197	5,755	—
Expiring 06/15/22	Barclays Bank PLC	GBP	980	1,288,929	1,287,090	1,839	—
Expiring 06/15/22	Barclays Bank PLC	GBP	973	1,285,336	1,277,803	7,533	—
Expiring 06/15/22	Morgan Stanley Capital Services LLC	GBP	23,921	31,375,522	31,414,721	—	(39,199)
Expiring 06/15/22	Morgan Stanley Capital Services LLC	GBP	6,413	8,496,930	8,422,560	74,370	—
Expiring 06/15/22	Morgan Stanley Capital Services LLC	GBP	1,187	1,553,109	1,558,956	—	(5,847)
Expiring 06/15/22	Morgan Stanley Capital Services LLC	GBP	473	629,319	620,635	8,684	—
Expiring 06/15/22	Morgan Stanley Capital Services LLC	GBP	470	626,131	617,626	8,505	—
Expiring 06/15/22	Morgan Stanley Capital Services LLC	GBP	179	235,371	234,447	924	—
Expiring 06/15/22	Morgan Stanley Capital Services LLC	GBP	116	155,899	152,797	3,102	—
Canadian Dollar,
Expiring 04/06/22	Bank of America, N.A.	CAD	2,098	1,653,244	1,678,180	—	(24,936)
Expiring 04/06/22	Bank of America, N.A.	CAD	175	140,142	139,981	161	—
Expiring 04/06/22	Bank of America, N.A.	CAD	86	67,380	68,791	—	(1,411)
Expiring 04/06/22	Citibank, N.A.	CAD	355	276,941	283,963	—	(7,022)
Expiring 04/06/22	Citibank, N.A.	CAD	175	137,719	139,982	—	(2,263)
Expiring 04/06/22	Citibank, N.A.	CAD	175	138,213	139,982	—	(1,769)
Expiring 04/06/22	Citibank, N.A.	CAD	90	71,407	71,991	—	(584)
Expiring 04/06/22	Citibank, N.A.	CAD	55	43,426	43,994	—	(568)
Expiring 04/06/22	Citibank, N.A.	CAD	50	39,343	39,995	—	(652)
Expiring 04/06/22	Citibank, N.A.	CAD	45	35,085	35,996	—	(911)
A65

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 04/06/22	Deutsche Bank AG	CAD	355	$279,379	$283,963	$—	$(4,584)
Expiring 04/06/22	Deutsche Bank AG	CAD	90	71,481	71,991	—	(510)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CAD	355	282,868	283,963	—	(1,095)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CAD	90	70,983	71,990	—	(1,007)
Expiring 04/19/22	HSBC Bank PLC	CAD	400	318,523	319,934	—	(1,411)
Expiring 04/19/22	Morgan Stanley Capital Services LLC	CAD	2,957	2,321,462	2,365,114	—	(43,652)
Expiring 04/19/22	Morgan Stanley Capital Services LLC	CAD	1,736	1,369,291	1,388,559	—	(19,268)
Expiring 04/19/22	Morgan Stanley Capital Services LLC	CAD	534	418,050	427,112	—	(9,062)
Expiring 04/19/22	Morgan Stanley Capital Services LLC	CAD	193	152,778	154,368	—	(1,590)
Expiring 04/19/22	Morgan Stanley Capital Services LLC	CAD	154	121,455	123,174	—	(1,719)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	CAD	170	135,779	135,963	—	(184)
Expiring 06/15/22	Barclays Bank PLC	CAD	40,001	31,105,619	31,990,906	—	(885,287)
Expiring 06/15/22	Barclays Bank PLC	CAD	22,715	17,796,040	18,166,409	—	(370,369)
Expiring 06/15/22	Barclays Bank PLC	CAD	10,868	8,518,295	8,691,646	—	(173,351)
Expiring 06/15/22	Barclays Bank PLC	CAD	1,367	1,074,482	1,092,917	—	(18,435)
Expiring 06/15/22	Barclays Bank PLC	CAD	1,053	828,740	841,744	—	(13,004)
Expiring 06/15/22	Barclays Bank PLC	CAD	362	286,759	289,266	—	(2,507)
Expiring 06/15/22	Barclays Bank PLC	CAD	121	95,794	96,664	—	(870)
Expiring 06/15/22	Barclays Bank PLC	CAD	93	74,165	74,651	—	(486)
Expiring 06/15/22	Morgan Stanley Capital Services LLC	CAD	1,407	1,102,106	1,124,889	—	(22,783)
Expiring 06/15/22	Morgan Stanley Capital Services LLC	CAD	1,298	1,038,319	1,037,920	399	—
Expiring 06/15/22	Morgan Stanley Capital Services LLC	CAD	1,252	987,846	1,001,186	—	(13,340)
Expiring 06/16/22	Goldman Sachs International	CAD	24	18,476	18,923	—	(447)
Chilean Peso,
Expiring 04/06/22	Bank of America, N.A.	CLP	64,800	83,205	82,279	926	—
Expiring 04/06/22	Bank of America, N.A.	CLP	57,600	72,958	73,137	—	(179)
Expiring 04/06/22	Citibank, N.A.	CLP	50,200	62,137	63,741	—	(1,604)
Expiring 06/15/22	Barclays Bank PLC	CLP	74,406	93,241	93,342	—	(101)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	CLP	141,205	177,000	177,140	—	(140)
China Yuan,
Expiring 06/16/22	JP Morgan Chase Bank, N.A.	CNY	131,035	20,427,988	20,531,223	—	(103,235)
Chinese Renminbi,
Expiring 04/06/22	Bank of America, N.A.	CNH	1,053	166,193	165,634	559	—
Expiring 04/06/22	Deutsche Bank AG	CNH	728	113,764	114,513	—	(749)
Expiring 04/06/22	Deutsche Bank AG	CNH	445	69,948	69,998	—	(50)
Expiring 04/06/22	Deutsche Bank AG	CNH	148	23,270	23,280	—	(10)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CNH	331	51,696	52,065	—	(369)
Expiring 04/19/22	Citibank, N.A.	CNH	1,206	188,458	189,538	—	(1,080)
Expiring 04/19/22	JP Morgan Chase Bank, N.A.	CNH	39,577	6,170,502	6,219,971	—	(49,469)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	CNH	782	122,903	122,770	133	—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	CNH	426	66,952	66,880	72	—
Expiring 05/23/22	Goldman Sachs International	CNH	2,117	333,000	331,975	1,025	—
Expiring 05/23/22	JPMorgan Chase Bank, N.A.	CNH	12,674	1,984,324	1,987,830	—	(3,506)
Expiring 05/23/22	JPMorgan Chase Bank, N.A.	CNH	7,912	1,238,747	1,240,936	—	(2,189)
Expiring 05/23/22	JPMorgan Chase Bank, N.A.	CNH	1,359	212,000	213,232	—	(1,232)
Expiring 05/23/22	Morgan Stanley & Co. International PLC	CNH	2,034	319,000	319,103	—	(103)
A66

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 06/16/22	Bank of America, N.A.	CNH	37	$5,686	$5,727	$—	$(41)
Colombian Peso,
Expiring 04/06/22	Citibank, N.A.	COP	197,730	52,658	52,362	296	—
Expiring 04/06/22	Citibank, N.A.	COP	188,000	48,844	49,786	—	(942)
Expiring 04/19/22	Morgan Stanley Capital Services LLC	COP	2,362,982	602,648	624,695	—	(22,047)
Expiring 06/15/22	Citibank, N.A.	COP	312,200	82,198	81,852	346	—
Czech Koruna,
Expiring 04/06/22	Bank of America, N.A.	CZK	2,810	120,137	127,260	—	(7,123)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CZK	1,140	51,203	51,628	—	(425)
Expiring 04/19/22	Citibank, N.A.	CZK	3,828	170,000	173,095	—	(3,095)
Expiring 04/19/22	Citibank, N.A.	CZK	2,935	133,000	132,702	298	—
Expiring 04/19/22	Goldman Sachs International	CZK	4,852	213,000	219,407	—	(6,407)
Expiring 04/19/22	Goldman Sachs International	CZK	4,235	195,000	191,513	3,487	—
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	CZK	4,985	213,000	225,411	—	(12,411)
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	CZK	2,769	129,000	125,211	3,789	—
Danish Krone,
Expiring 04/06/22	Deutsche Bank AG	DKK	700	104,635	104,119	516	—
Expiring 06/16/22	BNP Paribas S.A.	DKK	8	1,225	1,235	—	(10)
Euro,
Expiring 04/04/22	BNP Paribas S.A.	EUR	98	108,040	108,799	—	(759)
Expiring 04/04/22	JPMorgan Chase Bank, N.A.	EUR	168	185,158	185,799	—	(641)
Expiring 04/04/22	Morgan Stanley & Co. International PLC	EUR	13,174	14,955,425	14,575,110	380,315	—
Expiring 04/04/22	Morgan Stanley & Co. International PLC	EUR	140	154,643	155,267	—	(624)
Expiring 04/04/22	Morgan Stanley & Co. International PLC	EUR	126	140,297	139,656	641	—
Expiring 04/04/22	Morgan Stanley & Co. International PLC	EUR	113	123,812	125,446	—	(1,634)
Expiring 04/04/22	Morgan Stanley & Co. International PLC	EUR	53	58,062	58,117	—	(55)
Expiring 04/06/22	Bank of America, N.A.	EUR	206	228,781	227,925	856	—
Expiring 04/06/22	Bank of America, N.A.	EUR	59	64,946	65,279	—	(333)
Expiring 04/06/22	Bank of America, N.A.	EUR	40	44,071	44,257	—	(186)
Expiring 04/06/22	Citibank, N.A.	EUR	379	413,892	419,337	—	(5,445)
Expiring 04/06/22	Citibank, N.A.	EUR	257	284,644	284,352	292	—
Expiring 04/06/22	Citibank, N.A.	EUR	158	175,434	174,816	618	—
Expiring 04/06/22	Citibank, N.A.	EUR	129	141,659	142,730	—	(1,071)
Expiring 04/06/22	Citibank, N.A.	EUR	127	138,642	140,517	—	(1,875)
Expiring 04/06/22	Citibank, N.A.	EUR	127	140,316	140,517	—	(201)
Expiring 04/06/22	Citibank, N.A.	EUR	126	138,365	139,411	—	(1,046)
Expiring 04/06/22	Citibank, N.A.	EUR	126	138,575	139,410	—	(835)
Expiring 04/06/22	Citibank, N.A.	EUR	88	96,797	97,366	—	(569)
Expiring 04/06/22	Citibank, N.A.	EUR	80	88,992	88,514	478	—
Expiring 04/06/22	Citibank, N.A.	EUR	79	86,334	87,408	—	(1,074)
Expiring 04/06/22	Citibank, N.A.	EUR	77	85,342	85,195	147	—
Expiring 04/06/22	Citibank, N.A.	EUR	63	70,038	69,705	333	—
Expiring 04/06/22	Citibank, N.A.	EUR	63	69,307	69,705	—	(398)
Expiring 04/06/22	Deutsche Bank AG	EUR	127	139,578	140,517	—	(939)
Expiring 04/06/22	Deutsche Bank AG	EUR	126	138,235	139,411	—	(1,176)
Expiring 04/06/22	Deutsche Bank AG	EUR	126	138,317	139,410	—	(1,093)
Expiring 04/06/22	Deutsche Bank AG	EUR	126	139,252	139,410	—	(158)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	9,186	10,216,283	10,163,666	52,617	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	451	501,583	499,000	2,583	—
A67

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	251	$275,900	$277,714	$—	$(1,814)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	251	276,912	277,713	—	(801)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	155	170,741	171,497	—	(756)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	127	139,447	140,517	—	(1,070)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	126	138,724	139,410	—	(686)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	100	110,090	110,643	—	(553)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	96	105,937	106,217	—	(280)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	95	104,407	105,111	—	(704)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	86	94,969	95,153	—	(184)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	79	87,272	87,407	—	(135)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	75	84,110	82,982	1,128	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	3	3,297	3,319	—	(22)
Expiring 04/19/22	BNP Paribas S.A.	EUR	946	1,051,501	1,047,090	4,411	—
Expiring 04/19/22	BNP Paribas S.A.	EUR	260	297,036	287,783	9,253	—
Expiring 04/19/22	BNP Paribas S.A.	EUR	225	252,529	249,044	3,485	—
Expiring 04/19/22	BNP Paribas S.A.	EUR	207	236,814	229,120	7,694	—
Expiring 04/19/22	Citibank, N.A.	EUR	4,317	4,885,988	4,778,489	107,499	—
Expiring 04/19/22	Citibank, N.A.	EUR	1,052	1,165,469	1,164,418	1,051	—
Expiring 04/19/22	Citibank, N.A.	EUR	950	1,039,110	1,051,518	—	(12,408)
Expiring 04/19/22	Citibank, N.A.	EUR	360	411,793	398,470	13,323	—
Expiring 04/19/22	Citibank, N.A.	EUR	301	336,515	333,165	3,350	—
Expiring 04/19/22	Citibank, N.A.	EUR	275	310,806	304,386	6,420	—
Expiring 04/19/22	Citibank, N.A.	EUR	270	305,245	298,852	6,393	—
Expiring 04/19/22	Goldman Sachs Bank USA	EUR	495	564,180	547,372	16,808	—
Expiring 04/19/22	Goldman Sachs Bank USA	EUR	349	395,921	386,295	9,626	—
Expiring 04/19/22	JP Morgan Chase Bank, N.A.	EUR	60	68,322	66,091	2,231	—
Expiring 04/19/22	Morgan Stanley Capital Services LLC	EUR	523	586,494	578,520	7,974	—
Expiring 04/19/22	Morgan Stanley Capital Services LLC	EUR	453	518,568	501,408	17,160	—
Expiring 04/19/22	The Toronto-Dominion Bank	EUR	22,402	25,512,620	24,795,358	717,262	—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	EUR	4	4,397	4,430	—	(33)
Expiring 05/06/22	Morgan Stanley & Co. International PLC	EUR	10,715	11,762,664	11,867,620	—	(104,956)
Expiring 06/15/22	Barclays Bank PLC	EUR	17,937	19,611,535	19,902,016	—	(290,481)
Expiring 06/15/22	Barclays Bank PLC	EUR	7,566	8,293,364	8,394,935	—	(101,571)
Expiring 06/15/22	Barclays Bank PLC	EUR	3,287	3,636,609	3,647,607	—	(10,998)
Expiring 06/15/22	Barclays Bank PLC	EUR	1,881	2,074,681	2,086,924	—	(12,243)
Expiring 06/15/22	Barclays Bank PLC	EUR	728	799,457	807,759	—	(8,302)
Expiring 06/15/22	Barclays Bank PLC	EUR	664	733,913	737,032	—	(3,119)
Expiring 06/15/22	Barclays Bank PLC	EUR	215	236,661	238,450	—	(1,789)
Expiring 06/15/22	Morgan Stanley Capital Services LLC	EUR	29,292	32,715,144	32,500,419	214,725	—
Expiring 06/15/22	Morgan Stanley Capital Services LLC	EUR	9,420	10,278,204	10,452,050	—	(173,846)
Expiring 06/15/22	Morgan Stanley Capital Services LLC	EUR	5,784	6,411,294	6,417,332	—	(6,038)
Expiring 06/15/22	Morgan Stanley Capital Services LLC	EUR	3,150	3,487,079	3,495,004	—	(7,925)
Expiring 06/15/22	Morgan Stanley Capital Services LLC	EUR	2,748	3,052,733	3,048,634	4,099	—
Expiring 06/15/22	Morgan Stanley Capital Services LLC	EUR	2,670	2,979,571	2,962,165	17,406	—
Expiring 06/15/22	Morgan Stanley Capital Services LLC	EUR	2,534	2,798,559	2,811,910	—	(13,351)
A68

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 06/15/22	Morgan Stanley Capital Services LLC	EUR	1,570	$1,737,233	$1,742,423	$—	$(5,190)
Expiring 06/15/22	Morgan Stanley Capital Services LLC	EUR	741	819,638	821,768	—	(2,130)
Expiring 06/15/22	Morgan Stanley Capital Services LLC	EUR	468	521,255	518,907	2,348	—
Expiring 06/15/22	Morgan Stanley Capital Services LLC	EUR	399	440,848	442,655	—	(1,807)
Expiring 06/15/22	Morgan Stanley Capital Services LLC	EUR	226	251,555	250,658	897	—
Expiring 06/16/22	BNP Paribas S.A.	EUR	2,202	2,424,089	2,442,827	—	(18,738)
Expiring 06/16/22	Goldman Sachs International	EUR	4,408	4,854,244	4,891,505	—	(37,261)
Expiring 06/16/22	The Bank of New York Mellon	EUR	20	21,591	21,757	—	(166)
Expiring 06/16/22	UBS AG	EUR	5,470	6,022,614	6,069,041	—	(46,427)
Expiring 06/16/22	UBS AG	EUR	270	300,896	300,038	858	—
Hong Kong Dollar,
Expiring 06/16/22	BNP Paribas S.A.	HKD	69	8,839	8,835	4	—
Hungarian Forint,
Expiring 04/06/22	Bank of America, N.A.	HUF	19,595	56,674	58,958	—	(2,284)
Expiring 04/06/22	Bank of America, N.A.	HUF	4,053	11,722	12,194	—	(472)
Expiring 04/19/22	Goldman Sachs Bank USA	HUF	484,210	1,539,439	1,454,249	85,190	—
Expiring 04/19/22	HSBC Bank PLC	HUF	37,912	119,000	113,862	5,138	—
Expiring 04/19/22	HSBC Bank PLC	HUF	32,882	97,000	98,756	—	(1,756)
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	HUF	66,290	210,000	199,091	10,909	—
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	HUF	61,388	191,000	184,368	6,632	—
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	HUF	37,270	118,000	111,934	6,066	—
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	HUF	32,849	96,000	98,657	—	(2,657)
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	HUF	31,813	97,000	95,546	1,454	—
Expiring 06/16/22	UBS AG	HUF	477	1,390	1,420	—	(30)
Indian Rupee,
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	INR	22,330	296,056	293,934	2,122	—
Expiring 04/19/22	Citibank, N.A.	INR	111,943	1,484,556	1,469,918	14,638	—
Expiring 04/19/22	Citibank, N.A.	INR	36,522	478,977	479,569	—	(592)
Expiring 04/19/22	Morgan Stanley Capital Services LLC	INR	5,245	70,092	68,872	1,220	—
Expiring 04/19/22	Morgan Stanley Capital Services LLC	INR	757	10,037	9,940	97	—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	INR	22,330	293,461	292,465	996	—
Expiring 06/15/22	Citibank, N.A.	INR	28,483	370,000	371,431	—	(1,431)
Expiring 06/15/22	HSBC Bank PLC	INR	27,675	357,000	360,890	—	(3,890)
Expiring 06/15/22	HSBC Bank PLC	INR	16,662	215,000	217,278	—	(2,278)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	INR	28,688	373,000	374,104	—	(1,104)
Expiring 06/15/22	Morgan Stanley & Co. International PLC	INR	25,322	329,000	330,216	—	(1,216)
Expiring 06/16/22	BNP Paribas S.A.	INR	95,189	1,231,106	1,241,192	—	(10,086)
Expiring 06/16/22	BNP Paribas S.A.	INR	6,817	89,135	88,889	246	—
Indonesian Rupiah,
Expiring 04/06/22	Bank of America, N.A.	IDR	297,000	20,639	20,695	—	(56)
Expiring 04/06/22	Bank of America, N.A.	IDR	297,000	20,648	20,696	—	(48)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	IDR	4,028,000	280,540	280,678	—	(138)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	IDR	449,000	31,272	31,287	—	(15)
Expiring 04/19/22	Citibank, N.A.	IDR	44,946,470	3,099,436	3,131,523	—	(32,087)
Expiring 04/19/22	Citibank, N.A.	IDR	38,301,346	2,653,115	2,668,542	—	(15,427)
Expiring 04/19/22	Citibank, N.A.	IDR	17,378,046	1,196,555	1,210,768	—	(14,213)
Expiring 04/19/22	Citibank, N.A.	IDR	8,069,510	556,460	562,221	—	(5,761)
A69

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 04/19/22	Citibank, N.A.	IDR	4,845,679	$334,878	$337,610	$—	$(2,732)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	IDR	3,257,808	227,310	226,878	432	—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	IDR	366,000	25,537	25,488	49	—
Expiring 06/15/22	Goldman Sachs International	IDR	3,654,763	254,972	254,152	820	—
Israeli Shekel,
Expiring 04/06/22	Bank of America, N.A.	ILS	385	119,103	120,657	—	(1,554)
Expiring 06/15/22	Citibank, N.A.	ILS	597	187,000	187,626	—	(626)
Expiring 06/15/22	HSBC Bank PLC	ILS	745	227,000	234,127	—	(7,127)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	ILS	717	220,000	225,228	—	(5,228)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	ILS	576	176,000	180,982	—	(4,982)
Japanese Yen,
Expiring 04/06/22	Bank of America, N.A.	JPY	16,200	139,587	133,083	6,504	—
Expiring 04/06/22	Citibank, N.A.	JPY	1,099,339	9,538,816	9,031,085	507,731	—
Expiring 04/06/22	Citibank, N.A.	JPY	32,600	281,824	267,809	14,015	—
Expiring 04/06/22	Citibank, N.A.	JPY	8,050	67,825	66,131	1,694	—
Expiring 04/06/22	Citibank, N.A.	JPY	5,500	47,675	45,182	2,493	—
Expiring 04/06/22	Deutsche Bank AG	JPY	16,700	136,653	137,191	—	(538)
Expiring 04/06/22	Deutsche Bank AG	JPY	16,500	138,138	135,547	2,591	—
Expiring 04/06/22	Deutsche Bank AG	JPY	16,400	137,834	134,727	3,107	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	JPY	32,800	275,995	269,453	6,542	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	JPY	16,300	140,978	133,904	7,074	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	JPY	16,100	137,769	132,261	5,508	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	JPY	12,950	111,804	106,384	5,420	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	JPY	8,100	69,996	66,542	3,454	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	JPY	8,100	69,821	66,541	3,280	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	JPY	8,050	68,776	66,131	2,645	—
Expiring 04/19/22	Morgan Stanley Capital Services LLC	JPY	115,915	1,018,332	952,498	65,834	—
Expiring 04/19/22	Morgan Stanley Capital Services LLC	JPY	36,243	314,834	297,815	17,019	—
Expiring 04/19/22	Morgan Stanley Capital Services LLC	JPY	21,571	187,207	177,253	9,954	—
Expiring 04/19/22	Morgan Stanley Capital Services LLC	JPY	20,087	170,097	165,058	5,039	—
Expiring 04/19/22	Morgan Stanley Capital Services LLC	JPY	8,879	76,881	72,960	3,921	—
Expiring 04/19/22	Morgan Stanley Capital Services LLC	JPY	7,928	68,793	65,146	3,647	—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	JPY	20,171	165,859	165,816	43	—
Expiring 06/15/22	Barclays Bank PLC	JPY	86,711	750,818	713,736	37,082	—
Expiring 06/15/22	Barclays Bank PLC	JPY	69,421	588,292	571,421	16,871	—
Expiring 06/15/22	Barclays Bank PLC	JPY	16,343	141,689	134,523	7,166	—
Expiring 06/15/22	Morgan Stanley Capital Services LLC	JPY	13,597,128	118,059,316	111,920,786	6,138,530	—
Expiring 06/15/22	Morgan Stanley Capital Services LLC	JPY	464,221	3,943,525	3,821,099	122,426	—
Expiring 06/15/22	Morgan Stanley Capital Services LLC	JPY	380,167	3,227,947	3,129,235	98,712	—
Expiring 06/15/22	Morgan Stanley Capital Services LLC	JPY	376,689	3,180,479	3,100,602	79,877	—
Expiring 06/15/22	Morgan Stanley Capital Services LLC	JPY	362,708	2,985,982	2,985,523	459	—
Expiring 06/15/22	Morgan Stanley Capital Services LLC	JPY	302,187	2,607,287	2,487,365	119,922	—
A70

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 06/15/22	Morgan Stanley Capital Services LLC	JPY	274,572	$2,256,727	$2,260,057	$—	$(3,330)
Expiring 06/15/22	Morgan Stanley Capital Services LLC	JPY	232,052	1,989,542	1,910,069	79,473	—
Expiring 06/16/22	Goldman Sachs International	JPY	3,402	28,843	28,005	838	—
Expiring 06/16/22	JP Morgan Chase Bank, N.A.	JPY	72,862	617,786	599,764	18,022	—
Expiring 06/16/22	UBS AG	JPY	29,027	246,131	238,940	7,191	—
Expiring 06/27/22	Morgan Stanley Capital Services LLC	JPY	39,290	326,329	323,553	2,776	—
Expiring 09/26/22	Morgan Stanley Capital Services LLC	JPY	31,513	262,887	260,706	2,181	—
Malaysian Ringgit,
Expiring 04/06/22	Deutsche Bank AG	MYR	1,632	388,562	386,925	1,637	—
Mexican Peso,
Expiring 04/06/22	Bank of America, N.A.	MXN	1,720	83,524	86,387	—	(2,863)
Expiring 04/06/22	Bank of America, N.A.	MXN	1,690	83,163	84,880	—	(1,717)
Expiring 04/06/22	Bank of America, N.A.	MXN	1,650	82,263	82,870	—	(607)
Expiring 04/06/22	Bank of America, N.A.	MXN	1,140	55,416	57,256	—	(1,840)
Expiring 04/06/22	Citibank, N.A.	MXN	5,320	255,251	267,196	—	(11,945)
Expiring 04/06/22	Citibank, N.A.	MXN	3,510	172,733	176,289	—	(3,556)
Expiring 04/06/22	Citibank, N.A.	MXN	2,640	128,202	132,593	—	(4,391)
Expiring 04/06/22	Citibank, N.A.	MXN	1,900	90,933	95,427	—	(4,494)
Expiring 04/06/22	Citibank, N.A.	MXN	1,310	62,540	65,795	—	(3,255)
Expiring 04/06/22	Citibank, N.A.	MXN	1,210	56,989	60,772	—	(3,783)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	MXN	2,930	138,994	147,158	—	(8,164)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	MXN	1,740	83,073	87,391	—	(4,318)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	MXN	1,690	83,081	84,880	—	(1,799)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	MXN	1,650	82,070	82,871	—	(801)
Expiring 04/19/22	Citibank, N.A.	MXN	123,319	5,856,678	6,179,479	—	(322,801)
Expiring 04/19/22	Citibank, N.A.	MXN	32,190	1,535,709	1,613,031	—	(77,322)
Expiring 04/19/22	Citibank, N.A.	MXN	23,920	1,149,519	1,198,624	—	(49,105)
Expiring 04/19/22	Citibank, N.A.	MXN	7,215	343,506	361,542	—	(18,036)
Expiring 04/19/22	Citibank, N.A.	MXN	190	9,131	9,521	—	(390)
Expiring 04/19/22	Goldman Sachs Bank USA	MXN	18,928	937,957	948,456	—	(10,499)
Expiring 04/19/22	Goldman Sachs Bank USA	MXN	1,221	58,371	61,183	—	(2,812)
Expiring 04/19/22	JP Morgan Chase Bank, N.A.	MXN	8,935	430,521	447,710	—	(17,189)
Expiring 04/19/22	Morgan Stanley Capital Services LLC	MXN	8,171	396,398	409,457	—	(13,059)
Expiring 05/03/22	BNP Paribas S.A.	MXN	12,026	576,951	601,107	—	(24,156)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	MXN	1,090	54,443	54,451	—	(8)
Expiring 05/18/22	Goldman Sachs Bank USA	MXN	11,095	537,373	552,996	—	(15,623)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	MXN	3,275	154,000	162,415	—	(8,415)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	MXN	2,836	133,000	140,648	—	(7,648)
New Taiwanese Dollar,
Expiring 04/06/22	Bank of America, N.A.	TWD	7,950	280,315	277,523	2,792	—
Expiring 04/06/22	Bank of America, N.A.	TWD	7,470	266,453	260,766	5,687	—
Expiring 04/06/22	Citibank, N.A.	TWD	3,930	138,298	137,191	1,107	—
Expiring 04/06/22	Citibank, N.A.	TWD	2,795	97,734	97,569	165	—
Expiring 04/06/22	Deutsche Bank AG	TWD	3,980	139,171	138,936	235	—
Expiring 04/06/22	Deutsche Bank AG	TWD	3,935	139,440	137,365	2,075	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	TWD	8,645	302,294	301,784	510	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	TWD	7,855	279,537	274,206	5,331	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	TWD	4,801	171,826	167,595	4,231	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	TWD	1,975	70,705	68,944	1,761	—
Expiring 04/19/22	Citibank, N.A.	TWD	69,635	2,539,107	2,432,274	106,833	—
A71

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 04/19/22	Morgan Stanley Capital Services LLC	TWD	7,507	$264,099	$262,212	$1,887	$—
Expiring 05/06/22	Bank of America, N.A.	TWD	3,935	137,732	137,564	168	—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	TWD	3,486	121,256	121,867	—	(611)
Expiring 06/15/22	Goldman Sachs International	TWD	42,366	1,500,728	1,484,687	16,041	—
Expiring 06/16/22	BNP Paribas S.A.	TWD	1,587	55,624	55,618	6	—
Expiring 06/16/22	JP Morgan Chase Bank, N.A.	TWD	163,970	5,816,720	5,746,661	70,059	—
Expiring 07/19/22	Citibank, N.A.	TWD	68,120	2,402,144	2,392,189	9,955	—
New Zealand Dollar,
Expiring 04/06/22	Bank of America, N.A.	NZD	205	139,367	142,067	—	(2,700)
Expiring 04/06/22	Citibank, N.A.	NZD	205	141,081	142,068	—	(987)
Expiring 04/06/22	Citibank, N.A.	NZD	105	71,603	72,766	—	(1,163)
Expiring 04/06/22	Citibank, N.A.	NZD	100	67,756	69,302	—	(1,546)
Expiring 04/06/22	Citibank, N.A.	NZD	60	40,994	41,581	—	(587)
Expiring 04/06/22	Deutsche Bank AG	NZD	205	140,139	142,068	—	(1,929)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NZD	835	564,776	578,666	—	(13,890)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NZD	415	280,399	287,601	—	(7,202)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NZD	415	282,732	287,601	—	(4,869)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NZD	340	236,779	235,624	1,155	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NZD	210	142,429	145,533	—	(3,104)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NZD	205	139,703	142,068	—	(2,365)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NZD	205	139,215	142,068	—	(2,853)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NZD	205	140,084	142,068	—	(1,984)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NZD	205	139,124	142,068	—	(2,944)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NZD	155	105,905	107,417	—	(1,512)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NZD	105	71,185	72,767	—	(1,582)
Expiring 05/06/22	Bank of America, N.A.	NZD	400	276,650	277,060	—	(410)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	NZD	195	135,717	135,067	650	—
Expiring 06/15/22	Barclays Bank PLC	NZD	170,695	116,340,698	118,144,341	—	(1,803,643)
Expiring 06/15/22	Barclays Bank PLC	NZD	8,454	5,873,022	5,851,644	21,378	—
Expiring 06/15/22	Barclays Bank PLC	NZD	4,492	3,130,812	3,109,044	21,768	—
Expiring 06/15/22	Barclays Bank PLC	NZD	4,039	2,812,719	2,795,856	16,863	—
Expiring 06/15/22	Morgan Stanley Capital Services LLC	NZD	4,186	2,818,749	2,897,236	—	(78,487)
Expiring 06/15/22	Morgan Stanley Capital Services LLC	NZD	3,633	2,502,381	2,514,374	—	(11,993)
Expiring 06/15/22	Morgan Stanley Capital Services LLC	NZD	2,957	2,050,539	2,046,708	3,831	—
Expiring 06/15/22	Morgan Stanley Capital Services LLC	NZD	2,947	2,000,047	2,039,976	—	(39,929)
Expiring 06/15/22	Morgan Stanley Capital Services LLC	NZD	1,265	873,116	875,719	—	(2,603)
Expiring 06/16/22	Commonwealth Bank of Australia	NZD	—*	314	322	—	(8)
Norwegian Krone,
Expiring 04/06/22	Bank of America, N.A.	NOK	1,250	139,440	141,974	—	(2,534)
Expiring 04/06/22	Citibank, N.A.	NOK	1,270	141,302	144,246	—	(2,944)
Expiring 04/06/22	Citibank, N.A.	NOK	1,250	139,047	141,974	—	(2,927)
Expiring 04/06/22	Citibank, N.A.	NOK	848	96,726	96,315	411	—
Expiring 04/06/22	Deutsche Bank AG	NOK	2,315	259,934	262,936	—	(3,002)
Expiring 04/06/22	Deutsche Bank AG	NOK	1,230	139,883	139,702	181	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NOK	2,940	332,208	333,923	—	(1,715)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NOK	1,270	141,151	144,246	—	(3,095)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NOK	1,270	141,308	144,246	—	(2,938)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NOK	309	34,888	35,096	—	(208)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	NOK	1,190	138,749	135,114	3,635	—
A72

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone (cont’d.),
Expiring 06/15/22	Barclays Bank PLC	NOK	672,722	$75,462,112	$76,375,843	$—	$(913,731)
Expiring 06/15/22	Barclays Bank PLC	NOK	122,348	13,513,624	13,890,466	—	(376,842)
Expiring 06/15/22	Barclays Bank PLC	NOK	11,761	1,318,041	1,335,251	—	(17,210)
Expiring 06/15/22	Barclays Bank PLC	NOK	7,579	851,831	860,412	—	(8,581)
Expiring 06/15/22	Barclays Bank PLC	NOK	5,848	675,352	663,927	11,425	—
Expiring 06/15/22	Barclays Bank PLC	NOK	4,913	555,530	557,793	—	(2,263)
Expiring 06/15/22	Barclays Bank PLC	NOK	3,806	423,864	432,051	—	(8,187)
Expiring 06/15/22	Barclays Bank PLC	NOK	82	9,337	9,255	82	—
Expiring 06/15/22	Morgan Stanley Capital Services LLC	NOK	18,556	2,084,258	2,106,666	—	(22,408)
Expiring 06/15/22	Morgan Stanley Capital Services LLC	NOK	14,466	1,653,038	1,642,343	10,695	—
Expiring 06/15/22	Morgan Stanley Capital Services LLC	NOK	13,390	1,503,674	1,520,234	—	(16,560)
Expiring 06/15/22	Morgan Stanley Capital Services LLC	NOK	11,465	1,276,833	1,301,618	—	(24,785)
Expiring 06/15/22	Morgan Stanley Capital Services LLC	NOK	6,668	765,191	757,013	8,178	—
Expiring 06/15/22	Morgan Stanley Capital Services LLC	NOK	6,607	753,704	750,120	3,584	—
Expiring 06/15/22	Morgan Stanley Capital Services LLC	NOK	4,967	576,146	563,892	12,254	—
Expiring 06/15/22	Morgan Stanley Capital Services LLC	NOK	3,686	413,285	418,536	—	(5,251)
Peruvian Nuevo Sol,
Expiring 04/06/22	Citibank, N.A.	PEN	319	84,807	86,684	—	(1,877)
Expiring 05/06/22	Citibank, N.A.	PEN	319	85,557	86,448	—	(891)
Philippine Peso,
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	PHP	2,950	56,319	57,005	—	(686)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	PHP	1,470	28,632	28,405	227	—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	PHP	4,420	84,827	85,167	—	(340)
Expiring 06/15/22	Deutsche Bank AG	PHP	13,381	256,000	256,902	—	(902)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	PHP	5,221	100,000	100,245	—	(245)
Expiring 06/15/22	Morgan Stanley & Co. International PLC	PHP	9,085	171,474	174,415	—	(2,941)
Polish Zloty,
Expiring 04/06/22	Bank of America, N.A.	PLN	745	174,762	177,220	—	(2,458)
Expiring 04/06/22	Bank of America, N.A.	PLN	745	172,553	177,220	—	(4,667)
Expiring 04/06/22	Bank of America, N.A.	PLN	375	86,752	89,205	—	(2,453)
Expiring 04/06/22	Bank of America, N.A.	PLN	375	87,421	89,204	—	(1,783)
Expiring 04/06/22	Citibank, N.A.	PLN	640	146,941	152,243	—	(5,302)
Expiring 04/06/22	Citibank, N.A.	PLN	260	59,695	61,849	—	(2,154)
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	PLN	1,000	217,000	237,496	—	(20,496)
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	PLN	762	187,000	181,012	5,988	—
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	PLN	736	185,000	174,833	10,167	—
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	PLN	668	159,000	158,741	259	—
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	PLN	555	138,000	131,940	6,060	—
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	PLN	546	129,000	129,824	—	(824)
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	PLN	525	131,000	124,836	6,164	—
Expiring 05/06/22	Bank of America, N.A.	PLN	165	39,277	39,133	144	—
Expiring 06/15/22	Bank of America, N.A.	PLN	34	7,815	8,023	—	(208)
Russian Ruble,
Expiring 04/19/22	BNP Paribas S.A.	RUB	516	5,061	6,166	—	(1,105)
Expiring 04/19/22	BNP Paribas S.A.	RUB	472	5,492	5,642	—	(150)
Expiring 04/19/22	Citibank, N.A.	RUB	51,862	624,659	619,472	5,187	—
A73

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 04/19/22	Citibank, N.A.	RUB	2,265	$26,333	$27,050	$—	$(717)
Expiring 04/19/22	Goldman Sachs Bank USA	RUB	233,219	1,880,798	2,785,695	—	(904,897)
Expiring 04/19/22	Goldman Sachs Bank USA	RUB	101,250	1,326,559	1,209,382	117,177	—
Expiring 04/19/22	Goldman Sachs Bank USA	RUB	31,637	416,496	377,889	38,607	—
Expiring 04/19/22	Goldman Sachs Bank USA	RUB	8,210	77,089	98,065	—	(20,976)
Expiring 04/19/22	Goldman Sachs Bank USA	RUB	4,562	53,993	54,496	—	(503)
Expiring 04/19/22	Goldman Sachs Bank USA	RUB	3,235	42,318	38,641	3,677	—
Expiring 04/19/22	Goldman Sachs Bank USA	RUB	2,841	36,347	33,935	2,412	—
Expiring 04/19/22	Goldman Sachs Bank USA	RUB	2,559	24,489	30,567	—	(6,078)
Expiring 04/19/22	Goldman Sachs Bank USA	RUB	2,427	22,788	28,989	—	(6,201)
Expiring 04/19/22	Goldman Sachs Bank USA	RUB	2,310	26,634	27,598	—	(964)
Expiring 04/19/22	Goldman Sachs Bank USA	RUB	2,291	26,634	27,359	—	(725)
Expiring 04/19/22	Goldman Sachs Bank USA	RUB	2,070	26,169	24,725	1,444	—
Expiring 04/19/22	Goldman Sachs Bank USA	RUB	1,939	21,576	23,162	—	(1,586)
Expiring 04/19/22	Goldman Sachs Bank USA	RUB	1,506	14,694	17,990	—	(3,296)
Expiring 04/19/22	Goldman Sachs Bank USA	RUB	230	2,160	2,748	—	(588)
Expiring 04/25/22	Goldman Sachs Bank USA	RUB	38,397	472,462	452,889	19,573	—
Expiring 05/04/22	Bank of America, N.A.	RUB	26,323	335,753	306,072	29,681	—
Singapore Dollar,
Expiring 04/06/22	Citibank, N.A.	SGD	345	254,383	254,538	—	(155)
Expiring 04/06/22	Citibank, N.A.	SGD	193	142,307	142,393	—	(86)
Expiring 06/15/22	Barclays Bank PLC	SGD	6,375	4,696,033	4,703,335	—	(7,302)
Expiring 06/15/22	Barclays Bank PLC	SGD	3,006	2,204,446	2,218,236	—	(13,790)
Expiring 06/15/22	Barclays Bank PLC	SGD	421	309,770	310,346	—	(576)
Expiring 06/15/22	Barclays Bank PLC	SGD	307	226,593	226,841	—	(248)
Expiring 06/15/22	Barclays Bank PLC	SGD	215	158,754	158,835	—	(81)
Expiring 06/15/22	Barclays Bank PLC	SGD	64	46,792	46,958	—	(166)
Expiring 06/15/22	Morgan Stanley & Co. International PLC	SGD	1,728	1,269,773	1,274,839	—	(5,066)
Expiring 06/15/22	Morgan Stanley Capital Services LLC	SGD	47,313	34,641,875	34,908,396	—	(266,521)
Expiring 06/15/22	Morgan Stanley Capital Services LLC	SGD	3,636	2,676,838	2,682,699	—	(5,861)
Expiring 06/15/22	Morgan Stanley Capital Services LLC	SGD	2,860	2,096,756	2,110,086	—	(13,330)
Expiring 06/15/22	Morgan Stanley Capital Services LLC	SGD	2,408	1,775,841	1,776,976	—	(1,135)
Expiring 06/15/22	Morgan Stanley Capital Services LLC	SGD	2,163	1,590,826	1,596,093	—	(5,267)
Expiring 06/15/22	Morgan Stanley Capital Services LLC	SGD	1,833	1,349,186	1,352,279	—	(3,093)
Expiring 06/15/22	Morgan Stanley Capital Services LLC	SGD	1,413	1,044,060	1,042,440	1,620	—
Expiring 06/15/22	Morgan Stanley Capital Services LLC	SGD	106	77,805	77,860	—	(55)
South African Rand,
Expiring 04/06/22	Bank of America, N.A.	ZAR	2,150	139,749	147,024	—	(7,275)
Expiring 04/06/22	Bank of America, N.A.	ZAR	810	55,347	55,391	—	(44)
Expiring 04/06/22	Deutsche Bank AG	ZAR	1,310	85,553	89,582	—	(4,029)
Expiring 04/06/22	Deutsche Bank AG	ZAR	1,300	85,656	88,898	—	(3,242)
Expiring 04/06/22	Deutsche Bank AG	ZAR	1,300	85,585	88,898	—	(3,313)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	ZAR	4,360	284,642	298,151	—	(13,509)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	ZAR	4,320	280,948	295,416	—	(14,468)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	ZAR	1,760	115,121	120,355	—	(5,234)
Expiring 06/15/22	Citibank, N.A.	ZAR	10,442	686,305	707,642	—	(21,337)
A74

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 06/15/22	Morgan Stanley & Co. International PLC	ZAR	10,442	$688,459	$707,643	$—	$(19,184)
South Korean Won,
Expiring 04/06/22	Bank of America, N.A.	KRW	168,640	138,468	138,837	—	(369)
Expiring 04/06/22	Bank of America, N.A.	KRW	167,420	137,908	137,833	75	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	KRW	946,142	786,642	778,933	7,709	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	KRW	172,850	140,666	142,303	—	(1,637)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	KRW	170,750	140,918	140,574	344	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	KRW	170,750	141,034	140,574	460	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	KRW	168,090	138,243	138,384	—	(141)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	KRW	111,230	91,986	91,572	414	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	KRW	64,010	53,219	52,697	522	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	KRW	55,448	46,026	45,648	378	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	KRW	13,862	11,504	11,412	92	—
Expiring 04/19/22	Citibank, N.A.	KRW	1,315,746	1,070,885	1,082,573	—	(11,688)
Expiring 04/19/22	Citibank, N.A.	KRW	1,311,290	1,089,238	1,078,907	10,331	—
Expiring 04/19/22	Morgan Stanley Capital Services LLC	KRW	239,877	198,442	197,367	1,075	—
Expiring 04/19/22	Morgan Stanley Capital Services LLC	KRW	47,147	39,421	38,792	629	—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	KRW	922,419	762,361	758,765	3,596	—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	KRW	168,250	137,263	138,399	—	(1,136)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	KRW	166,650	137,455	137,084	371	—
Expiring 06/15/22	Citibank, N.A.	KRW	928,041	755,315	763,430	—	(8,115)
Swedish Krona,
Expiring 04/06/22	Citibank, N.A.	SEK	971	100,088	103,282	—	(3,194)
Expiring 04/06/22	Citibank, N.A.	SEK	947	100,442	100,729	—	(287)
Expiring 04/06/22	Citibank, N.A.	SEK	501	53,016	53,289	—	(273)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	SEK	2,750	281,387	292,508	—	(11,121)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	SEK	1,390	141,753	147,850	—	(6,097)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	SEK	1,360	140,480	144,658	—	(4,178)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	SEK	1,350	140,701	143,594	—	(2,893)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	SEK	1,350	140,432	143,594	—	(3,162)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	SEK	670	69,085	71,266	—	(2,181)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	SEK	500	53,999	53,217	782	—
Expiring 06/15/22	Barclays Bank PLC	SEK	347,906	34,755,304	37,074,926	—	(2,319,622)
Expiring 06/15/22	Barclays Bank PLC	SEK	72,693	7,594,085	7,746,610	—	(152,525)
Expiring 06/15/22	Barclays Bank PLC	SEK	71,369	7,156,881	7,605,546	—	(448,665)
Expiring 06/15/22	Barclays Bank PLC	SEK	45,154	4,674,605	4,811,870	—	(137,265)
Expiring 06/15/22	Barclays Bank PLC	SEK	20,802	2,106,630	2,216,754	—	(110,124)
Expiring 06/15/22	Barclays Bank PLC	SEK	5,124	536,362	546,000	—	(9,638)
Expiring 06/15/22	Morgan Stanley Capital Services LLC	SEK	231,124	23,282,349	24,629,983	—	(1,347,634)
Expiring 06/15/22	Morgan Stanley Capital Services LLC	SEK	80,051	8,078,943	8,530,731	—	(451,788)
Expiring 06/15/22	Morgan Stanley Capital Services LLC	SEK	39,318	4,184,157	4,189,978	—	(5,821)
Expiring 06/15/22	Morgan Stanley Capital Services LLC	SEK	29,303	3,127,137	3,122,721	4,416	—
Expiring 06/15/22	Morgan Stanley Capital Services LLC	SEK	12,712	1,335,467	1,354,660	—	(19,193)
Expiring 06/15/22	Morgan Stanley Capital Services LLC	SEK	9,073	940,041	966,899	—	(26,858)
Expiring 06/15/22	Morgan Stanley Capital Services LLC	SEK	6,320	677,941	673,527	4,414	—
A75

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona (cont’d.),
Expiring 06/15/22	Morgan Stanley Capital Services LLC	SEK	3,543	$375,541	$377,538	$—	$(1,997)
Swiss Franc,
Expiring 04/06/22	Bank of America, N.A.	CHF	258	280,929	279,257	1,672	—
Expiring 04/06/22	Bank of America, N.A.	CHF	187	203,619	202,407	1,212	—
Expiring 04/06/22	Citibank, N.A.	CHF	130	139,553	140,711	—	(1,158)
Expiring 04/06/22	Citibank, N.A.	CHF	130	139,576	140,711	—	(1,135)
Expiring 04/06/22	Citibank, N.A.	CHF	65	70,868	70,355	513	—
Expiring 04/06/22	Deutsche Bank AG	CHF	130	139,189	140,711	—	(1,522)
Expiring 04/06/22	Deutsche Bank AG	CHF	130	139,761	140,711	—	(950)
Expiring 04/06/22	Deutsche Bank AG	CHF	130	139,147	140,711	—	(1,564)
Expiring 04/06/22	Deutsche Bank AG	CHF	65	69,881	70,356	—	(475)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CHF	260	282,761	281,423	1,338	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CHF	230	250,479	248,951	1,528	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CHF	130	138,318	140,711	—	(2,393)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CHF	130	139,090	140,711	—	(1,621)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CHF	130	139,431	140,711	—	(1,280)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CHF	65	70,771	70,356	415	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CHF	65	70,747	70,356	391	—
Expiring 04/19/22	Morgan Stanley & Co. International PLC	CHF	281	305,466	304,292	1,174	—
Expiring 05/06/22	Citibank, N.A.	CHF	130	140,964	140,870	94	—
Expiring 05/06/22	Citibank, N.A.	CHF	65	70,517	70,435	82	—
Expiring 05/06/22	Deutsche Bank AG	CHF	255	274,108	276,321	—	(2,213)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	CHF	125	135,350	135,452	—	(102)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	CHF	65	70,379	70,435	—	(56)
Expiring 06/15/22	Barclays Bank PLC	CHF	51,702	56,018,124	56,137,533	—	(119,409)
Expiring 06/15/22	Barclays Bank PLC	CHF	6,246	6,697,543	6,781,674	—	(84,131)
Expiring 06/15/22	Barclays Bank PLC	CHF	6,113	6,607,090	6,637,715	—	(30,625)
Expiring 06/15/22	Barclays Bank PLC	CHF	5,341	5,718,641	5,799,513	—	(80,872)
Expiring 06/15/22	Barclays Bank PLC	CHF	2,508	2,702,080	2,723,006	—	(20,926)
Expiring 06/15/22	Barclays Bank PLC	CHF	2,348	2,542,437	2,549,362	—	(6,925)
Expiring 06/15/22	Morgan Stanley Capital Services LLC	CHF	6,721	7,214,285	7,297,148	—	(82,863)
Expiring 06/15/22	Morgan Stanley Capital Services LLC	CHF	4,848	5,203,013	5,264,089	—	(61,076)
Expiring 06/15/22	Morgan Stanley Capital Services LLC	CHF	4,485	4,894,361	4,869,451	24,910	—
Expiring 06/15/22	Morgan Stanley Capital Services LLC	CHF	3,113	3,324,789	3,380,080	—	(55,291)
Expiring 06/15/22	Morgan Stanley Capital Services LLC	CHF	1,973	2,125,759	2,142,357	—	(16,598)
Expiring 06/15/22	Morgan Stanley Capital Services LLC	CHF	1,202	1,313,745	1,305,334	8,411	—
Expiring 06/15/22	Morgan Stanley Capital Services LLC	CHF	632	690,071	686,745	3,326	—
Expiring 06/15/22	Morgan Stanley Capital Services LLC	CHF	34	37,075	37,218	—	(143)
Thai Baht,
Expiring 04/05/22	JPMorgan Chase Bank, N.A.	THB	5,450	166,428	163,908	2,520	—
Expiring 04/05/22	JPMorgan Chase Bank, N.A.	THB	2,940	90,517	88,420	2,097	—
Expiring 04/05/22	JPMorgan Chase Bank, N.A.	THB	2,250	68,065	67,669	396	—
Expiring 04/05/22	JPMorgan Chase Bank, N.A.	THB	1,890	57,342	56,842	500	—
Expiring 04/05/22	JPMorgan Chase Bank, N.A.	THB	1,640	49,398	49,323	75	—
Expiring 04/05/22	JPMorgan Chase Bank, N.A.	THB	1,470	43,933	44,210	—	(277)
A76

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	THB	6,900	$207,456	$207,566	$—	$(110)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	THB	4,250	127,781	127,849	—	(68)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	THB	62,125	1,874,455	1,870,533	3,922	—
Turkish Lira,
Expiring 04/06/22	Deutsche Bank AG	TRY	1,280	85,319	86,979	—	(1,660)
Expiring 05/06/22	Deutsche Bank AG	TRY	1,280	82,615	84,782	—	(2,167)
Expiring 05/06/22	Deutsche Bank AG	TRY	1,275	84,270	84,451	—	(181)
Expiring 06/16/22	UBS AG	TRY	22	1,338	1,392	—	(54)
				$1,207,665,947	$1,213,328,807	10,421,864	(16,084,724)
						$21,964,341	$(23,166,366)
* Less than 500.
Cross currency exchange contracts outstanding at March 31, 2022:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
04/19/22	Buy	AUD	156	CAD	139	$5,322	$—	Morgan Stanley & Co. International PLC
04/19/22	Buy	EUR	96	PLN	439	1,875	—	JPMorgan Chase Bank, N.A.
04/19/22	Buy	EUR	97	PLN	443	2,162	—	HSBC Bank PLC
04/19/22	Buy	HUF	11,447	EUR	30	1,172	—	JPMorgan Chase Bank, N.A.
04/19/22	Buy	PLN	2,020	EUR	433	659	—	Morgan Stanley & Co. International PLC
						$11,190	$—
Credit default swap agreements outstanding at March 31, 2022:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2022(4)	Value at Trade Date	Value at March 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Teva Pharmaceutical Industries Ltd.	06/20/26	1.000%(Q)	268	2.617%	$(22,315)	$(16,288)	$6,027

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Russian Federation	12/20/25	1.000%(Q)	300	$170,053	$191,616	$(21,563)	HSBC Bank PLC
Russian Federation	12/20/31	1.000%(Q)	300	184,612	205,610	(20,998)	HSBC Bank PLC
				$354,665	$397,226	$(42,561)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Devon Energy Corp.	06/20/22	1.000%(Q)	330	0.412%	$536	$407	$129	Barclays Bank PLC
A77

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Credit default swap agreements outstanding at March 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Hess Corp.	06/20/22	1.000%(Q)	440	0.328%	$799	$638	$161	Goldman Sachs International
Newell Brands, Inc.	06/20/22	1.000%(Q)	300	0.250%	597	471	126	Barclays Bank PLC
Republic of Greece	12/20/28	1.000%(Q)	250	1.592%	(8,733)	(2,292)	(6,441)	JPMorgan Chase Bank, N.A.
Republic of Greece	12/20/28	1.000%(Q)	190	1.592%	(6,642)	(4,572)	(2,070)	BNP Paribas S.A.
Republic of Greece	12/20/31	1.000%(Q)	60	1.843%	(4,011)	(1,781)	(2,230)	Barclays Bank PLC
Republic of Italy	12/20/28	1.000%(Q)	50	1.125%	(362)	(184)	(178)	Barclays Bank PLC
Russian Federation	03/20/25	1.000%(Q)	300	47.737%	(165,769)	(191,510)	25,741	HSBC Bank PLC
Russian Federation	12/20/30	1.000%(Q)	300	28.910%	(183,178)	(206,196)	23,018	HSBC Bank PLC
					$(366,763)	$(405,019)	$38,256

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.NA.HY.38.V1	06/20/27	5.000%(Q)	676	$(31,763)	$(38,303)	$(6,540)
CDX.NA.IG.38.V1	06/20/27	1.000%(Q)	22,710	(316,183)	(371,536)	(55,353)
				$(347,946)	$(409,839)	$(61,893)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2022(4)	Value at Trade Date	Value at March 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.38.V1	06/20/27	1.000%(Q)	9,348	0.669%	$128,868	$152,934	$24,066
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the
A78

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
agreement.

Inflation swap agreements outstanding at March 31, 2022:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
GBP	1,750	10/15/26	4.500%(T)	U.K. Retail Prices Index(2)(T)	$(72,331)	$(151,923)	$(79,592)
	3,360	11/18/23	3.970%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(13,978)	91,991	105,969
	2,990	05/12/26	2.790%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(24,357)	(245,400)	(221,043)
	2,520	10/20/26	2.950%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	7,564	123,931	116,367
	3,360	11/18/26	3.370%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	37,046	(90,948)	(127,994)
	2,520	10/20/31	2.770%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(7,107)	(143,508)	(136,401)
	1,298	03/07/32	2.920%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(26,860)	(26,860)
	1,298	03/07/32	2.942%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(23,852)	(23,852)
	1,298	03/07/32	2.955%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(22,141)	(22,141)
	1,298	03/08/32	2.906%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(28,561)	(28,561)
	1,298	03/08/32	2.906%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(28,561)	(28,561)
	490	10/07/51	2.500%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(49,730)	(49,730)
					$(73,163)	$(595,562)	$(522,399)

Inflation swap agreements outstanding at March 31, 2022:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Inflation Swap Agreements:
EUR	325	03/15/27	3.280%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	$(1,675)	$—	$(1,675)	JPMorgan Chase Bank, N.A.
EUR	75	03/15/32	2.608%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	855	—	855	JPMorgan Chase Bank, N.A.
EUR	75	03/15/32	2.705%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(95)	—	(95)	JPMorgan Chase Bank, N.A.
					$(915)	$—	$(915)
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at March 31, 2022:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	512	06/21/26	0.688%(S)	6 Month BBSW(2)(S)	$(2,955)	$(29,555)	$(26,600)
AUD	555	06/15/27	1.844%(S)	6 Month BBSW(2)(S)	889	(23,829)	(24,718)
AUD	1,700	12/03/31	2.750%(S)	6 Month BBSW(2)(S)	162,986	(24,313)	(187,299)
AUD	129	06/15/32	2.031%(S)	6 Month BBSW(2)(S)	270	(9,361)	(9,631)
AUD	290	06/16/32	2.438%(S)	6 Month BBSW(1)(S)	353	6,959	6,606
BRL	6,183	01/02/25	10.550%(T)	1 Day BROIS(2)(T)	—	(26,131)	(26,131)
BRL	6,183	01/02/25	10.550%(T)	1 Day BROIS(2)(T)	—	(26,131)	(26,131)
BRL	7,074	01/02/25	11.020%(T)	1 Day BROIS(2)(T)	—	(13,159)	(13,159)
BRL	13,368	01/02/25	11.630%(T)	1 Day BROIS(2)(T)	—	39,972	39,972
BRL	13,168	01/02/25	11.685%(T)	1 Day BROIS(2)(T)	—	43,926	43,926
BRL	19,654	01/02/25	11.740%(T)	1 Day BROIS(2)(T)	—	72,361	72,361
BRL	11,144	01/02/25	11.800%(T)	1 Day BROIS(2)(T)	—	44,462	44,462
BRL	13,054	01/02/25	11.850%(T)	1 Day BROIS(2)(T)	—	56,182	56,182
BRL	13,054	01/02/25	11.900%(T)	1 Day BROIS(2)(T)	—	60,287	60,287
BRL	4,620	01/02/29	9.473%(T)	1 Day BROIS(2)(T)	—	(104,475)	(104,475)
CAD	720	12/03/23	2.450%(S)	3 Month CDOR(2)(S)	14,675	1,997	(12,678)
CAD	790	12/03/26	2.550%(S)	3 Month CDOR(2)(S)	34,040	(2,394)	(36,434)
CAD	254	06/15/27	2.031%(S)	3 Month CDOR(1)(S)	3,397	7,791	4,394
CAD	376	06/19/27	2.219%(S)	3 Month CDOR(1)(S)	82	4,721	4,639
A79

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest rate swap agreements outstanding at March 31, 2022 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CAD	117	06/15/32	2.094%(S)	3 Month CDOR(2)(S)	$566	$(6,683)	$(7,249)
CAD	290	12/03/41	2.800%(S)	3 Month CDOR(2)(S)	26,962	(5,856)	(32,818)
CAD	440	12/03/50	2.800%(S)	3 Month CDOR(2)(S)	48,546	(2,971)	(51,517)
CHF	325	08/10/31	(0.220)%(A)	1 Day SARON(2)(A)	—	(33,251)	(33,251)
CLP	46,250	08/12/26	3.620%(S)	1 Day CLOIS(2)(S)	—	(6,191)	(6,191)
CNH	15,380	08/12/26	2.490%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(20)	7,672	7,692
CNH	21,955	08/20/26	2.440%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(83)	3,485	3,568
COP	2,341,000	08/12/31	5.910%(Q)	1 Day COOIS(2)(Q)	—	(77,260)	(77,260)
CZK	4,760	08/12/26	2.062%(A)	6 Month PRIBOR(2)(S)	—	(19,640)	(19,640)
EUR	6,870	11/23/24	(0.046)%(A)	6 Month EURIBOR(2)(S)	—	(105,144)	(105,144)
EUR	3,245	12/02/24	(0.285)%(A)	6 Month EURIBOR(2)(S)	—	(92,716)	(92,716)
EUR	500	12/02/26	(0.146)%(A)	6 Month EURIBOR(2)(S)	—	(27,284)	(27,284)
EUR	319	03/20/27	0.125%(A)	6 Month EURIBOR(2)(S)	44	(12,032)	(12,076)
EUR	162	06/15/27	(0.063)%(A)	6 Month EURIBOR(1)(S)	35	9,769	9,734
EUR	74	06/15/32	0.188%(A)	6 Month EURIBOR(1)(S)	(313)	8,172	8,485
EUR	174	11/12/36	0.610%(A)	6 Month EURIBOR(2)(S)	—	(5,970)	(5,970)
EUR	355	11/12/41	0.454%(A)	6 Month EURIBOR(1)(S)	—	10,171	10,171
EUR	185	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)	—	12,833	12,833
EUR	185	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)	—	(13,563)	(13,563)
EUR	449	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)	—	28,428	28,428
EUR	449	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)	—	(30,263)	(30,263)
EUR	400	01/14/42	0.435%(A)	1 Day EuroSTR(2)(A)	—	(49,983)	(49,983)
EUR	230	02/17/42	0.536%(A)	6 Month EURIBOR(2)(S)	—	(31,476)	(31,476)
EUR	179	11/12/51	(0.012)%(A)	6 Month EURIBOR(2)(S)	—	(3,308)	(3,308)
GBP	380	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	(13,904)	16,921	30,825
GBP	1,190	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	(16,485)	52,989	69,474
GBP	269	12/20/26	0.719%(A)	1 Day SONIA(1)(A)	(1,170)	11,372	12,542
GBP	143	06/15/27	0.875%(A)	1 Day SONIA(1)(A)	(415)	9,146	9,561
GBP	573	12/07/30	1.009%(A)	1 Day SONIA(2)(A)	—	(39,320)	(39,320)
GBP	2,680	05/08/31	1.150%(A)	1 Day SONIA(1)(A)	(206,506)	138,789	345,295
GBP	177	12/16/31	1.063%(A)	1 Day SONIA(1)(A)	(3,151)	3,606	6,757
GBP	67	06/15/32	0.750%(A)	1 Day SONIA(1)(A)	(204)	7,324	7,528
GBP	195	05/08/41	1.250%(A)	1 Day SONIA(2)(A)	29,729	(10,426)	(40,155)
GBP	125	05/08/42	1.250%(A)	1 Day SONIA(1)(A)	6,841	6,722	(119)
GBP	835	05/08/46	1.250%(A)	1 Day SONIA(2)(A)	162,612	(45,228)	(207,840)
GBP	55	05/08/47	1.250%(A)	1 Day SONIA(1)(A)	3,171	2,970	(201)
HUF	86,000	08/10/31	2.748%(A)	6 Month BUBOR(2)(S)	—	(54,418)	(54,418)
ILS	3,200	08/12/31	1.120%(A)	3 Month TELBOR(2)(Q)	—	(70,435)	(70,435)
JPY	210,000	07/08/23	(0.050)%(A)	1 Day TONAR(2)(A)	1,325	(1,512)	(2,837)
JPY	5,000	07/08/24	(0.050)%(A)	1 Day TONAR(2)(A)	(76)	(87)	(11)
JPY	219,000	07/08/26	(0.050)%(A)	1 Day TONAR(2)(A)	4,882	(10,195)	(15,077)
JPY	32,188	03/21/27	(0.050)%(A)	1 Day TONAR(2)(A)	(1,341)	(1,531)	(190)
JPY	45,000	07/08/27	(0.050)%(A)	1 Day TONAR(1)(A)	3,489	3,105	(384)
JPY	187,500	07/08/28	(0.050)%(A)	1 Day TONAR(2)(A)	1,858	(18,428)	(20,286)
JPY	109,000	07/08/31	0.000%(A)	1 Day TONAR(2)(A)	2,107	(19,351)	(21,458)
JPY	12,197	03/16/32	0.030%(A)	1 Day TONAR(1)(A)	210	2,265	2,055
JPY	157,000	07/08/35	0.100%(A)	1 Day TONAR(2)(A)	4,127	(43,200)	(47,327)
JPY	76,500	07/08/41	0.250%(A)	1 Day TONAR(2)(A)	1,087	(32,094)	(33,181)
JPY	71,000	07/08/46	0.350%(A)	1 Day TONAR(2)(A)	9,337	(36,675)	(46,012)
JPY	57,000	07/08/51	0.450%(A)	1 Day TONAR(2)(A)	8,082	(30,863)	(38,945)
JPY	5,000	07/08/52	0.450%(A)	1 Day TONAR(2)(A)	(2,953)	(2,911)	42
KRW	1,000,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)	—	(72,821)	(72,821)
MXN	60,528	07/03/23	6.140%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(83,025)	(83,025)
MXN	60,528	07/03/23	6.140%(M)	28 Day Mexican Interbank Rate(2)(M)	143	(83,024)	(83,167)
MXN	60,528	07/05/23	6.125%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(83,905)	(83,905)
MXN	14,461	08/31/23	5.810%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(26,071)	(26,071)
MXN	70,499	12/26/23	7.300%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(68,292)	(68,292)
A80

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest rate swap agreements outstanding at March 31, 2022 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
MXN	71,567	12/26/23	7.305%(M)	28 Day Mexican Interbank Rate(2)(M)	$—	$(69,028)	$(69,028)
MXN	71,567	12/27/23	7.295%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(69,876)	(69,876)
MXN	17,278	06/29/26	6.680%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(52,894)	(52,894)
MXN	17,278	06/29/26	6.680%(M)	28 Day Mexican Interbank Rate(2)(M)	(519)	(52,894)	(52,375)
MXN	17,278	07/01/26	6.660%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(53,564)	(53,564)
MXN	3,823	08/27/26	6.427%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(13,805)	(13,805)
MXN	30,946	12/22/26	7.360%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(58,761)	(58,761)
MXN	30,946	12/22/26	7.375%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(57,830)	(57,830)
MXN	18,700	08/02/28	6.740%(M)	28 Day Mexican Interbank Rate(2)(M)	(52)	(69,264)	(69,212)
MXN	6,572	06/02/32	7.970%(M)	28 Day Mexican Interbank Rate(2)(M)	4,052	(4,749)	(8,801)
NOK	1,617	09/21/27	2.406%(A)	6 Month NIBOR(1)(S)	1,039	4,609	3,570
NOK	345	08/10/31	1.460%(A)	6 Month NIBOR(2)(S)	—	(3,917)	(3,917)
NOK	843	06/15/32	1.750%(A)	6 Month NIBOR(1)(S)	(752)	8,573	9,325
NOK	1,818	09/15/32	2.375%(A)	6 Month NIBOR(1)(S)	191	2,129	1,938
NZD	434	06/19/27	3.130%(S)	3 Month BBR(1)(Q)	272	2,639	2,367
NZD	555	09/21/27	3.281%(S)	3 Month BBR(2)(Q)	(980)	(4,357)	(3,377)
NZD	1,375	08/10/31	1.876%(S)	3 Month BBR(2)(Q)	—	(115,284)	(115,284)
NZD	400	03/17/32	2.813%(S)	3 Month BBR(1)(Q)	684	6,128	5,444
NZD	131	09/21/32	3.313%(S)	3 Month BBR(2)(Q)	(29)	(1,070)	(1,041)
PLN	1,145	08/10/31	1.665%(A)	6 Month WIBOR(2)(S)	—	(60,115)	(60,115)
PLN	1,662	06/15/32	4.030%(A)	6 Month WIBOR(2)(S)	4,857	(22,168)	(27,025)
SEK	3,221	03/20/27	0.688%(A)	3 Month STIBOR(2)(Q)	(587)	(14,102)	(13,515)
SEK	3,673	06/15/27	0.656%(A)	3 Month STIBOR(2)(Q)	(12,725)	(23,280)	(10,555)
SEK	2,775	08/10/31	0.530%(A)	3 Month STIBOR(2)(Q)	—	(34,035)	(34,035)
SGD	250	07/29/31	1.120%(S)	6 Month SORA(2)(S)	(1,001)	(19,374)	(18,373)
THB	8,750	08/17/31	1.320%(S)	6 Month BIBOR(2)(S)	—	(17,377)	(17,377)
	24,431	06/04/24	0.820%(S)	3 Month LIBOR(2)(Q)	—	(532,815)	(532,815)
	27,470	06/21/25	1.515%(S)	3 Month LIBOR(2)(Q)	2,718	(302,636)	(305,354)
	15,096	10/13/25	1.396%(A)	1 Day SOFR(2)(A)	—	(130,256)	(130,256)
	1,145	03/04/26	1.476%(A)	1 Day SOFR(2)(A)	—	(18,583)	(18,583)
	1,280	03/04/26	1.502%(A)	1 Day SOFR(2)(A)	—	(20,151)	(20,151)
	639	03/04/26	1.506%(A)	1 Day SOFR(2)(A)	—	(10,020)	(10,020)
	1,509	03/04/26	1.518%(A)	1 Day SOFR(2)(A)	—	(23,322)	(23,322)
	1,449	03/20/26	1.256%(A)	1 Day SOFR(2)(A)	—	(29,016)	(29,016)
	1,205	03/20/26	1.282%(A)	1 Day SOFR(2)(A)	—	(23,537)	(23,537)
	1,205	03/20/26	1.350%(A)	1 Day SOFR(2)(A)	—	(22,020)	(22,020)
	1,205	03/20/26	1.354%(A)	1 Day SOFR(2)(A)	—	(21,930)	(21,930)
	1,210	03/20/26	1.355%(A)	1 Day SOFR(2)(A)	—	(21,987)	(21,987)
	725	03/20/26	1.377%(A)	1 Day SOFR(2)(A)	—	(12,882)	(12,882)
	240	03/20/26	1.379%(A)	1 Day SOFR(2)(A)	—	(4,256)	(4,256)
	1,198	03/20/26	1.382%(A)	1 Day SOFR(2)(A)	—	(21,164)	(21,164)
	1,200	03/20/26	1.399%(A)	1 Day SOFR(2)(A)	—	(20,818)	(20,818)
	4,120	11/20/26	1.520%(A)	1 Day SOFR(1)(A)	(7,228)	89,064	96,292
	2,422	03/04/27	1.550%(A)	1 Day SOFR(2)(A)	(3,701)	(71,292)	(67,591)
	297	03/20/27	1.380%(A)	1 Day SOFR(1)(A)	2,721	6,644	3,923
	364	09/21/27	2.000%(A)	1 Day SOFR(2)(A)	85	(4,969)	(5,054)
	740	08/15/28	1.220%(A)	1 Day SOFR(1)(A)	—	38,626	38,626
	2,710	10/20/31	1.733%(A)	1 Day SOFR(1)(A)	10,837	26,750	15,913
	84	09/21/32	2.000%(A)	1 Day SOFR(2)(A)	(152)	(1,156)	(1,004)
	245	03/04/34	1.647%(A)	1 Day SOFR(1)(A)	—	9,021	9,021
	275	03/04/34	1.657%(A)	1 Day SOFR(1)(A)	—	9,899	9,899
	135	03/04/34	1.664%(A)	1 Day SOFR(1)(A)	—	4,787	4,787
	320	03/04/34	1.665%(A)	1 Day SOFR(1)(A)	—	11,296	11,296
	306	03/20/34	1.407%(A)	1 Day SOFR(1)(A)	—	17,547	17,547
	255	03/20/34	1.446%(A)	1 Day SOFR(1)(A)	—	13,744	13,744
	255	03/20/34	1.454%(A)	1 Day SOFR(1)(A)	—	13,584	13,584
	255	03/20/34	1.461%(A)	1 Day SOFR(1)(A)	—	13,418	13,418
A81

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest rate swap agreements outstanding at March 31, 2022 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
	255	03/20/34	1.472%(A)	1 Day SOFR(1)(A)	$—	$13,175	$13,175
	253	03/20/34	1.473%(A)	1 Day SOFR(1)(A)	—	13,050	13,050
	255	03/20/34	1.476%(A)	1 Day SOFR(1)(A)	—	13,083	13,083
	155	03/20/34	1.482%(A)	1 Day SOFR(1)(A)	—	7,874	7,874
	50	03/20/34	1.489%(A)	1 Day SOFR(1)(A)	—	2,510	2,510
	2,120	07/20/45	0.560%(A)	1 Day SOFR(1)(A)	13,591	575,479	561,888
	700	08/19/45	0.740%(A)	1 Day SOFR(1)(A)	—	166,594	166,594
	524	08/15/47	1.650%(A)	1 Day SOFR(1)(A)	58,347	39,735	(18,612)
	2,193	07/09/51	1.671%(S)	3 Month LIBOR(1)(Q)	—	270,101	270,101
ZAR	25,100	08/06/31	7.185%(Q)	3 Month JIBAR(2)(Q)	(770)	(70,437)	(69,667)
ZAR	6,069	06/15/32	8.130%(Q)	3 Month JIBAR(2)(Q)	4,278	2,121	(2,157)
					$357,445	$(1,741,165)	$(2,098,610)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
BRL	20,337	01/04/27	11.993%(T)	1 Day BROIS(2)(T)	$98,575	$—	$98,575	Bank of America, N.A.
CNH	45,427	12/15/26	2.605%(Q)	7 Day China Fixing Repo Rates(2)(Q)	53,933	—	53,933	Citibank, N.A.
CNH	657	03/16/27	2.436%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(28)	—	(28)	Goldman Sachs International
CNH	2,347	06/15/27	2.464%(Q)	7 Day China Fixing Repo Rates(2)(Q)	38	—	38	Standard Chartered Bank
KRW	1,082,223	12/15/26	1.725%(Q)	3 Month KWCDC(2)(Q)	(40,029)	—	(40,029)	Goldman Sachs International
MYR	1,800	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)	(11,299)	(26)	(11,273)	HSBC Bank PLC
RUB	161,059	10/27/24	8.985%(A)	3 Month MosPRIME(2)(Q)	(221,721)	—	(221,721)	JPMorgan Chase Bank, N.A.
RUB	249,343	10/28/24	8.882%(A)	3 Month MosPRIME(2)(Q)	(348,339)	—	(348,339)	JPMorgan Chase Bank, N.A.
RUB	51,584	09/21/26	7.555%(A)	3 Month MosPRIME(2)(Q)	(108,029)	—	(108,029)	Goldman Sachs Bank USA
RUB	51,703	10/08/26	7.750%(A)	3 Month MosPRIME(2)(Q)	(108,115)	(22)	(108,093)	Goldman Sachs Bank USA
RUB	51,703	10/08/26	7.850%(A)	3 Month MosPRIME(2)(Q)	(105,954)	—	(105,954)	Goldman Sachs Bank USA
					$(790,968)	$(48)	$(790,920)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at March 31, 2022:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Bloomberg Commodity Total Return Index(Q)	US Treasury Bill - 3 Month Auction Avg Discount + 11bps(Q)	Merrill Lynch International	3/31/23	100,802	$—	$—	$—
A82

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Total return swap agreements outstanding at March 31, 2022 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
BNP U.S. Banks Basket Index(Q)	3 Month LIBOR + 40bps(Q)	BNP Paribas S.A.	9/14/22	486	$336	$—	$336
BNP U.S. Banks Basket Index(Q)	3 Month LIBOR + 40bps(Q)	BNP Paribas S.A.	9/14/22	2,106	(7,578)	—	(7,578)
iShares U.S. Real Estate ETF Index(Q)	1 Day USOIS + 21bps(Q)	Merrill Lynch International	12/08/22	60,747	4,045,074	—	4,045,074
JPMorgan S&P 1500 Anti-Value Index(Q)	1 Day SOFR + 35bps(Q)	JP Morgan Chase Bank, N.A.	3/10/23	(5,981)	(458,309)	—	(458,309)
JPMorgan S&P 1500 Anti-Value Index(Q)	1 Day SOFR + 35bps(Q)	JP Morgan Chase Bank, N.A.	3/10/23	(5,591)	(425,550)	—	(425,550)
JPMorgan S&P 1500 Anti-Value Index(Q)	1 Day SOFR + 35bps(Q)	JP Morgan Chase Bank, N.A.	3/10/23	(5,519)	(267,344)	—	(267,344)
JPMorgan S&P 1500 Anti-Value Index(Q)	1 Day SOFR + 35bps(Q)	JP Morgan Chase Bank, N.A.	3/10/23	(5,454)	(279,391)	—	(279,391)
JPMorgan S&P 1500 Value Index(Q)	1 Day SOFR + 35bps(Q)	JP Morgan Chase Bank, N.A.	3/10/23	5,490	185,466	—	185,466
JPMorgan S&P 1500 Value Index(Q)	1 Day SOFR + 35bps(Q)	JP Morgan Chase Bank, N.A.	3/10/23	5,521	146,298	—	146,298
JPMorgan S&P 1500 Value Index(Q)	1 Day SOFR + 35bps(Q)	JP Morgan Chase Bank, N.A.	3/10/23	5,585	206,834	—	206,834
JPMorgan S&P 1500 Value Index(Q)	1 Day SOFR + 35bps(Q)	JP Morgan Chase Bank, N.A.	3/10/23	5,684	191,065	—	191,065
JPMorgan S&P 500 Anti-Value Index(Q)	1 Day SOFR + 35bps(Q)	JP Morgan Chase Bank, N.A.	3/10/23	(8,175)	(729,921)	—	(729,921)
JPMorgan S&P 500 Value Index(Q)	1 Day SOFR + 35bps(Q)	JP Morgan Chase Bank, N.A.	3/10/23	8,185	349,437	—	349,437
MSCI Brazil Banks Index(Q)	1 Day SOFR + 10bps(Q)	BNP Paribas S.A.	2/14/23	1,329	197,100	—	197,100
MSCI Daily EAFE Net Total Return Index(Q)	1 Day USOIS + 11bps(Q)	Morgan Stanley Capital Services LLC	12/06/22	95,126	2,891,016	—	2,891,016
U.S. Treasury Bonds(T)	1 Day USOIS + 4.5bps(T)	Goldman Sachs International	5/03/22	476	(35,850)	—	(35,850)
					$6,008,683	$—	$6,008,683
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A83